File No. 33-13401


    As filed with the Securities and Exchange Commission on January 26, 1996


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |_|

                  Pre-Effective Amendment No. __                             |_|


                  Post-Effective Amendment No. 13                            |X|


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|


                  Amendment No. 15                                           |X|



                    SELIGMAN NEW JERSEY TAX-EXEMPT FUND, INC.
               (Exact name of registrant as specified in charter)


                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)


                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450


                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)


It is proposed that this filing will become effective (check the appropriate box).


|_|   immediately upon filing pursuant to paragraph (b) of rule 485


|X|   on February 1, 1996 pursuant to paragraph (b) of rule 485


|_|   60 days after filing pursuant to paragraph (a)(i) of rule 485

|_|   on (date) pursuant to paragraph (a)(i) of rule 485

|_|   75 days after filing pursuant to paragraph (a)(ii) of rule 485

|_|   on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice was filed by Registrant on November 22, 1995.

                                                               File No. 33-13401


                             CROSS REFERENCE SHEET
                        POST-EFFECTIVE AMENDMENT NO. 13
                            Pursuant to Rule 481 (a)



   Item in Part A of Form N-1A                    Location in Prospectus
   ---------------------------                    ----------------------
1.  Cover Page                                    Cover Page


2.  Synopsis                                      Summary of Fund Expenses


3.  Condensed Financial Information               Financial Highlights

4.  General Description of Registrant             Cover Page; Organization and Capitalization

5.  Management of the Fund                        Management Services


5a. Management's Discussion of Fund               Management Services
    Performance

6.  Capital Stock and Other Securities            Organization and Capitalization


7.  Purchase of Securities Being Offered          Alternative Distribution System; Purchase of Shares; Administration,
                                                  Shareholder Services and Distribution Plan

8.  Redemption or Repurchase                      Telephone Transactions; Redemption of Shares; Exchange Privilege; Further
                                                  Information About Transactions In The Fund

9.  Pending Legal Proceedings                     Not Applicable

Item in Part B of Form N-1A                       Location in Statement of Additional Information
---------------------------                       -----------------------------------------------
10. Cover Page                                    Cover Page

11. Table Of Contents                             Table Of Contents


12. General Information and History               Investment Objectives, Policies and Risks; General Information; Appendix A

13. Investment Objectives and Policies            Investment Objective, Policies And Risks;  Investment Limitations

14. Management of the Fund                        Directors and Officers; Management And Expenses

15. Control Persons and Principal                 Directors and Officers
    Holders of Securities


16. Investment Advisory and Other Services        Management And Expenses; Distribution Services


17. Brokerage Allocations                         Administration, Shareholder Services and Distribution Plan;
                                                  Portfolio Transactions

18. Capital Stock and Other Securities            General Information

19. Purchase, Redemption and Pricing of           Purchase and Redemption of Fund Shares; Valuation
    Securities Being Offered

20. Tax Status                                    Taxes


21. Underwriters                                  Distribution Services

22. Calculation of Performance Data               Performance Information

23. Financial Statements                          Financial Statements


                   SELIGMAN NEW JERSEY TAX-EXEMPT FUND, INC.
                     SELIGMAN PENNSYLVANIA TAX-EXEMPT FUND
                  SERIES SELIGMAN TAX-EXEMPT FUND SERIES, INC.


National Tax-Exempt Series, Colorado Tax-Exempt Series, Georgia Tax-Exempt Series, Louisiana Tax-Exempt Series, Maryland Tax-Exempt Series, Massachusetts Tax-Exempt Series, Michigan Tax-Exempt Series, Minnesota Tax-Exempt Series, Missouri Tax-Exempt Series, New York Tax-Exempt Series, Ohio Tax-Exempt Series, Oregon Tax-Exempt Series and South Carolina Tax-Exempt Series

                        SELIGMAN TAX-EXEMPT SERIES TRUST

California Tax-Exempt High-Yield Series, California Tax-Exempt Quality Series, Florida Tax-Exempt Series and North Carolina Tax-Exempt Series


                      100 Park Avenue o New York, NY 10017
                       New York Telephone: (212) 850-1864
       Toll-Free Telephone: (800) 221-2450--all continental United States



                                                                February 1, 1996


     This prospectus offers shares of nineteen different series (the "Series") which include Seligman New Jersey Tax-Exempt Fund, Inc. (the "New Jersey Fund"), Seligman Pennsylvania Tax-Exempt Fund Series (the "Pennsylvania Fund"), National Tax-Exempt Series (the "National Series") and twelve individual state Series of Seligman Tax-Exempt Fund Series, Inc. (the "Tax-Exempt Fund"), and four individual state Series of Seligman Tax-Exempt Series Trust (the "Tax-Exempt Trust" and collectively with the New Jersey Fund, the Pennsylvania Fund and the Tax-Exempt Fund, the "Funds"). Each of the Funds is a non-diversified, open-end management investment company.

     The Tax-Exempt Fund offers the following state Series: Colorado Tax-Exempt Series, Georgia Tax-Exempt Series, Louisiana Tax-Exempt Series, Maryland Tax-Exempt Series, Massachusetts Tax-Exempt Series, Michigan Tax-Exempt Series, Minnesota Tax-Exempt Series, Missouri Tax-Exempt Series, New York Tax-Exempt Series, Ohio Tax-Exempt Series, Oregon Tax-Exempt Series and South Carolina Tax-Exempt Series (collectively, the "Tax-Exempt Fund State Series"). The Tax-Exempt Trust offers the following state Series: California Tax-Exempt Quality Series, California Tax-Exempt High-Yield Series, Florida Tax-Exempt Series and North Carolina Tax-Exempt Series (collectively, the "Tax-Exempt Trust State Series", and together with the Tax-Exempt Fund State Series, the New Jersey Fund and the Pennsylvania Fund, the "State Series").


     The New Jersey Fund seeks to maximize income exempt from federal income tax and New Jersey personal income tax consistent with preservation of capital and with consideration given to opportunities for capital gain by investing in "investment grade" New Jersey tax-exempt securities. Investment grade securities are rated within the four highest rating categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). Throughout this Prospectus, the New Jersey gross income tax is referred to as the New Jersey personal income tax.


                                                   (continued on following page)

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The Pennsylvania Fund seeks to provide a high level of income exempt from federal and Pennsylvania income taxes consistent with preservation of capital by investing primarily in investment grade Pennsylvania tax-exempt securities. Capital appreciation is not a consideration in the selection of investments. The Fund may also invest in Pennsylvania tax-exempt securities that are unrated but are believed by the Manager (as defined below) to be of comparable quality to investment grade securities.


     The Tax-Exempt Fund's National Tax-Exempt Series seeks to provide to its shareholders maximum income exempt from federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain by investing in investment grade securities the interest on which is exempt from federal income taxes. The investment objective of each of the individual Tax-Exempt Fund State Series is to maximize income exempt from federal income taxes and from personal income taxes in that state, consistent with the preservation of capital and with consideration given to opportunities for capital gain by investing in investment grade tax-exempt securities of the designated state, its political subdivisions, municipalities and public authorities.


     The Tax-Exempt Trust State Series, except for the California Tax-Exempt High-Yield Series, each seek high income exempt from federal income taxes and from personal income taxes in their respective state (other than Florida which does not impose an individual income tax) consistent with preservation of capital and with consideration given to capital gain, by investing in tax-exempt securities rated in the four highest rating categories, except that the California Tax-Exempt Quality Series pursues its investment objective by investing only in tax-exempt securities rated in the three highest rating categories, of Moody's or S&P.

     The California Tax-Exempt High-Yield Series seeks the maximum amount of tax-exempt income consistent with preservation of capital and with consideration given to capital gain by investing primarily in California tax-exempt securities that are rated in the medium and lower rating categories of Moody's or S&P or which are unrated. The Series may invest up to 100% of its portfolio in lower rated bonds, commonly known as "junk bonds." Such securities generally offer a higher current yield than those in the higher rating categories but also involve greater price volatility and risk of loss of principal and income. The California Tax-Exempt High-Yield Series invests primarily in high-yield, high risk securities and therefore may not be suitable for all investors. Investors should carefully assess the risks associated with an investment in this Series. See "Investment Objectives and Policies--Seligman California Tax-Exempt High-Yield Series," in this Prospectus.


     There can be no assurance that a Series will achieve its objective.

     Investment advisory and management services are provided to the Funds by J. & W. Seligman & Co. Incorporated (the "Manager") and each Fund's distributor is Seligman Financial Services, Inc., an affiliate of the Manager. Each Series offers two classes of shares. Class A shares are sold subject to an initial sales load of up to 4.75% and an annual service fee currently charged at a rate of up to .25 of 1% of the average daily net asset value of the Class A shares. Class D shares are sold without an initial sales load but are subject to contingent deferred sales loads of 1% imposed on certain redemptions within one year of purchase, an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of the Class D shares. See "Alternative Distribution System." Shares of the Series may be purchased through any authorized investment dealer.

     This Prospectus sets forth concisely the information a prospective investor should know about the Funds and each individual Series before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Funds, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. A Statement of Additional Information for each Series is available upon request and without charge by calling or writing the Funds at the telephone numbers or the address set forth above. Each Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.



                                                     SUMMARY OF SERIES EXPENSES


     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of a Series bear  directly  or  indirectly.  The sales  load on Class A shares is a  one-time  charge  paid at the time of  purchase  of shares.
Reductions  in sales loads are  available  in certain  circumstances.  The CDSL on Class D shares is a one-time  charge paid only if shares are redeemed  within one year of purchase.  For more  information  concerning  reduction in sales loads and for more complete descriptions of the various costs and expenses see "Purchase Of Shares,"  "Redemption Of Shares" and "Management  Services"  herein.
Each Series' Administration, Shareholder Services and Distribution Plan to which the caption "12b-1 Fees" relates is discussed under
"Administration, Shareholder Services And Distribution Plan" herein.

                                       NJ FUND                   PA FUND                NAT'L SERIES               CO SERIES
                             ------------------------- ------------------------- ------------------------- -------------------------
                                 Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
                                 Shares      Shares        Shares      Shares        Shares      Shares        Shares      Shares
                                 ------      ------        ------      ------        ------      ------        ------      ------
                               (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred
                              Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load
                             Alternative) Alternative) Alternative) Alternative) Alternative) Alternative) Alternative) Alternative)

Shareholder Transaction
  Expenses
  Maximum Sales Load
    Imposed on Purchases
    (as percentage of
    offering price)........     4.75%         None        4.75%        None         4.75%         None         4.75%        None
  Sales Load on Reinvested
    Dividends .............      None         None         None        None          None         None          None        None
  Deferred Sales Load
    (as percentage of
    original price or
    redemption proceeds,
    whichever is lower) ...      None    1% during         None   1% during          None    1% during          None   1% during
                                         the first                the first                  the first                 the first
                                        year; None               year; None                 year; None                year; None
                                        thereafter               thereafter                 thereafter                thereafter
  Redemption Fees..........      None         None         None        None          None         None          None        None
  Exchange Fees............      None         None         None        None          None         None          None        None

                                 Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
                                 -------     -------       -------     -------       -------     -------       -------     -------

Annual Series Operating
  Expenses for Fiscal
  Year Ended September 30,
  1995 (as percentage of
  average net assets)
    Management Fees........      .50%         .50%         .50%        .50%          .50%         .50%          .50%        .50%
    12b-1 Fees.............      .22         1.00*         .22        1.00*          .09         1.00*          .09        1.00*
    Other Expenses.........      .34          .34          .49         .49           .27          .27           .34         .34
                                ----         ----         ----        ----           ---         ----           ---        ----
    Total Series
      Operating Expenses ..     1.06%        1.84%        1.21%       1.99%          .86%        1.77%          .93%       1.84%
                                ====         ====         ====        ====           ===         ====           ===        ====

     In fiscal 1995,  the Manager,  in its  discretion,  waived a portion of its fee from the New Jersey Fund.  In fiscal 1996,  the
Manager  does not expect to waive any of its fees,  and the  expense  information  in the table has been  restated  to  reflect  the discontinuance  of the management fee waiver.  The "Other  Expenses"  disclosed for Class D shares have been restated to reflect the expense allocation methodology currently being used by the Series.




     The following example should not be considered a representation  of past or future expenses.  Actual expenses may be greater or less than those shown and the 5% used in this example is a hypothetical rate.


                                       NJ FUND                   PA FUND                NAT'L SERIES               CO SERIES
                                 -------------------       -------------------       -------------------       -------------------
Example                          Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
-------                          -------     -------       -------     -------       -------     -------       -------     -------

An investor would pay
  the following expenses
  on a $1,000 investment,
  assuming (1) 5% annual
  return and (2)
  redemption at the end
  of each time period:
      1 year                    $ 58         $ 29+        $ 59        $ 30+         $ 56         $ 28+         $ 57        $ 29+
      3 years                     80           58           84          62            74           56            76          58
      5 years                    103          100          111         107            93           96            97         100
     10 years                    171          216          187         232           149          208           156         216


*    Includes an annual  distribution  fee of up to .75 of 1% and an annual service fee of up to .25 of 1%. Pursuant to the rules of the National Association of Securities Dealers,  Inc., the aggregate deferred sales loads and annual distribution fees on Class
     D shares of each Series may not exceed 6.25% of total gross  sales,  subject to certain  exclusions.  The 6.25%  limitation  is imposed on the Series rather than on a per shareholder  basis.  Therefore,  a long-term Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's  investment in such shares.

+    Assuming (1) 5% annual  return and (2) no  redemption  at the end of one year,  the expenses on a $1,000  investment  would be:
     NJ--$19; PA--$20; NAT'L--$18; CO--$19.






                                               SUMMARY OF SERIES EXPENSES--(continued)


                                      GA SERIES                 LA SERIES                MD SERIES                 MA SERIES
                             ------------------------- ------------------------- ------------------------- -------------------------
                                 Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
                                 Shares      Shares        Shares      Shares        Shares      Shares        Shares      Shares
                                 ------      ------        ------      ------        ------      ------        ------      ------
                               (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred
                              Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load
                             Alternative) Alternative) Alternative) Alternative) Alternative) Alternative) Alternative) Alternative)

Shareholder Transaction
  Expenses
  Maximum Sales Load
    Imposed on Purchases
    (as percentage of
    offering price)........     4.75%         None        4.75%        None         4.75%         None         4.75%        None
  Sales Load on Reinvested
    Dividends .............      None         None         None        None          None         None          None        None
  Deferred Sales Load
    (as percentage of
    original price or
    redemption proceeds,
    whichever is lower) ...      None    1% during         None   1% during          None    1% during          None   1% during
                                         the first                the first                  the first                 the first
                                        year; None               year; None                 year; None                year; None
                                        thereafter               thereafter                 thereafter                thereafter
  Redemption Fees..........      None         None         None        None          None         None          None        None
  Exchange Fees............      None         None         None        None          None         None          None        None

                                 Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
                                 -------     -------       -------     -------       -------     -------       -------     -------

Annual Series Operating
  Expenses for Fiscal
  Year Ended September 30,
  1995 (as percentage of
  average net assets)
    Management Fees........      .50%         .50%         .50%        .50%          .50%         .50%          .50%        .50%
    12b-1 Fees.............      .10         1.00*         .10        1.00*          .09         1.00*          .10        1.00*
    Other Expenses.........      .36          .36          .29         .29           .37          .37           .26         .26
                                 ---         ----          ---        ----           ---         ----           ---        ----
    Total Series
      Operating Expenses ..      .96%        1.86%         .89%       1.79%          .96%        1.87%          .86%       1.76%
                                 ===         ====          ===        ====           ===         ====           ===        ====

     In fiscal 1995,  the Manager,  in its  discretion,  waived a portion of its fee from the Georgia  Series.  In fiscal 1996,  the
Manager  does not expect to waive any of its fees,  and the  expense  information  in the table has been  restated  to  reflect  the discontinuance  of the management fee waiver.  The "Other  Expenses"  disclosed for Class D shares have been restated to reflect the expense allocation methodology currently being used by the Series.




     The following example should not be considered a representation  of past or future expenses.  Actual expenses may be greater or less than those shown and the 5% used in this example is a hypothetical rate.


                                      GA SERIES                 LA SERIES                MD SERIES                 MA SERIES
                                 -------------------       -------------------       -------------------       -------------------
Example                          Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
-------                          -------     -------       -------     -------       -------     -------       -------     -------
An investor would pay
  the following expenses
  on a $1,000 investment,
  assuming (1) 5% annual
  return and (2)
  redemption at the end
  of each time period:
      1 year                    $ 57         $ 29+        $ 56        $ 28+         $ 57         $ 29+         $ 56        $ 28+
      3 years                     77           58           75          56            77           59            74          55
      5 years                     98          101           94          97            98          101            93          95
     10 years                    160          218          152         211           160          219           149         207


*    Includes an annual  distribution  fee of up to .75 of 1% and an annual service fee of up to .25 of 1%. Pursuant to the rules of the National Association of Securities Dealers,  Inc., the aggregate deferred sales loads and annual distribution fees on Class
     D shares of each Series may not exceed 6.25% of total gross  sales,  subject to certain  exclusions.  The 6.25%  limitation  is imposed on the Series rather than on a per shareholder  basis.  Therefore,  a long-term Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's  investment in such shares.

+    Assuming (1) 5% annual  return and (2) no  redemption  at the end of one year,  the expenses on a $1,000  investment  would be:
     GA--$19; LA--$18; MD--$19; MA--$18.





                                               SUMMARY OF SERIES EXPENSES--(continued)


                                      MI SERIES                 MN SERIES                MO SERIES                 NY SERIES
                             ------------------------- ------------------------- ------------------------- -------------------------
                                 Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
                                 Shares      Shares        Shares      Shares        Shares      Shares        Shares      Shares
                                 ------      ------        ------      ------        ------      ------        ------      ------
                               (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred
                              Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load
                             Alternative) Alternative) Alternative) Alternative) Alternative) Alternative) Alternative) Alternative)

Shareholder Transaction
  Expenses
  Maximum Sales Load
    Imposed on Purchases
    (as percentage of
    offering price)........     4.75%         None        4.75%        None         4.75%         None         4.75%        None
  Sales Load on Reinvested
    Dividends .............      None         None         None        None          None         None          None        None
  Deferred Sales Load
    (as percentage of
    original price or
    redemption proceeds,
    whichever is lower) ...      None    1% during         None   1% during          None    1% during          None   1% during
                                         the first                the first                  the first                 the first
                                        year; None               year; None                 year; None                year; None
                                        thereafter               thereafter                 thereafter                thereafter
  Redemption Fees..........      None         None         None        None          None         None          None        None
  Exchange Fees............      None         None         None        None          None         None          None        None

                                 Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
                                 -------     -------       -------     -------       -------     -------       -------     -------

Annual Series Operating
  Expenses for Fiscal
  Year Ended September 30,
  1995 (as percentage of
  average net assets)
    Management Fees........      .50%         .50%         .50%        .50%          .50%         .50%          .50%        .50%
    12b-1 Fees.............      .10         1.00*         .10        1.00*          .09         1.00*          .08        1.00*
    Other Expenses.........      .27          .27          .27         .27           .34          .34           .30         .30
                                 ---         ----          ---        ----           ---         ----           ---        ----
    Total Series
      Operating Expenses ..      .87%        1.77%         .87%       1.77%          .93%        1.84%          .88%       1.80%
                                 ===         ====          ===        ====           ===         ====           ===        ====

     In fiscal 1995,  the Manager,  in its  discretion,  waived a portion of its fee from the Missouri  Series.  In fiscal 1996, the
Manager  does not expect to waive any of its fees,  and the  expense  information  in the table has been  restated  to  reflect  the discontinuance  of the management fee waiver.  The "Other  Expenses"  disclosed for Class D shares have been restated to reflect the expense allocation methodology currently being used by the Series.




     The following example should not be considered a representation  of past or future expenses.  Actual expenses may be greater or less than those shown and the 5% used in this example is a hypothetical rate.


                                      MI SERIES                 MN SERIES                MO SERIES                 NY SERIES
                                 -------------------       -------------------       -------------------       -------------------
Example                          Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
-------                          -------     -------       -------     -------       -------     -------       -------     -------
An investor would pay
  the following expenses
  on a $1,000 investment,
  assuming (1) 5% annual
  return and (2)
  redemption at the end
  of each time period:
      1 year                    $ 56         $ 28+        $ 56        $ 28+         $ 57         $ 29+         $ 56        $ 28+
      3 years                     74           56           74          56            76           58            74          57
      5 years                     93           96           93          96            97          100            94          97
     10 years                    150          208          150         208           156          216           151         212


*    Includes an annual  distribution  fee of up to .75 of 1% and an annual service fee of up to .25 of 1%. Pursuant to the rules of the National Association of Securities Dealers,  Inc., the aggregate deferred sales loads and annual distribution fees on Class
     D shares of each Series may not exceed 6.25% of total gross  sales,  subject to certain  exclusions.  The 6.25%  limitation  is imposed on the Series rather than on a per shareholder  basis.  Therefore,  a long-term Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's  investment in such shares.

+    Assuming (1) 5% annual  return and (2) no  redemption  at the end of one year,  the expenses on a $1,000  investment  would be:
     MI--$18; MN--$18; MO--$19; NY--$18.





                                               SUMMARY OF SERIES EXPENSES--(continued)


                                                                                                                       CA
                                      OH SERIES                 OR SERIES                SC SERIES             HIGH-YIELD SERIES
                             ------------------------- ------------------------- ------------------------- -------------------------
                                 Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
                                 Shares      Shares        Shares      Shares        Shares      Shares        Shares      Shares
                                 ------      ------        ------      ------        ------      ------        ------      ------
                               (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred
                              Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load
                             Alternative) Alternative) Alternative) Alternative) Alternative) Alternative) Alternative) Alternative)

Shareholder Transaction
  Expenses
  Maximum Sales Load
    Imposed on Purchases
    (as percentage of
    offering price)........     4.75%         None        4.75%        None         4.75%         None         4.75%        None
  Sales Load on Reinvested
    Dividends .............      None         None         None        None          None         None          None        None
  Deferred Sales Load
    (as percentage of
    original price or
    redemption proceeds,
    whichever is lower) ...      None    1% during         None   1% during          None    1% during          None   1% during
                                         the first                the first                  the first                 the first
                                        year; None               year; None                 year; None                year; None
                                        thereafter               thereafter                 thereafter                thereafter
  Redemption Fees..........      None         None         None        None          None         None          None        None
  Exchange Fees............      None         None         None        None          None         None          None        None

                                 Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
                                 -------     -------       -------     -------       -------     -------       -------     -------

Annual Series Operating
  Expenses for Fiscal
  Year Ended September 30,
  1995 (as percentage of
  average net assets)
    Management Fees........      .50%         .50%         .50%        .50%          .50%         .50%          .50%        .50%
    12b-1 Fees.............      .10         1.00*         .10        1.00*          .10         1.00*          .10        1.00*
    Other Expenses.........      .24          .24          .31         .31           .28          .28           .30         .30
                                 ---         ----          ---        ----           ---         ----           ---        ----
    Total Series
      Operating Expenses ..      .84%        1.74%         .91%       1.81%          .88%        1.78%          .90%       1.80%
                                 ===         ====          ===        ====           ===         ====           ===        ====

     In fiscal 1995,  the Manager,  in its  discretion,  waived a portion of its fees from the Oregon  Series.  In fiscal 1996,  the
Manager  does not expect to waive any of its fees,  and the  expense  information  in the table has been  restated  to  reflect  the discontinuance  of the management fee waiver.  The "Other  Expenses"  disclosed for Class D shares have been restated to reflect the expense allocation methodology currently being used by the Series.




     The following example should not be considered a representation  of past or future expenses.  Actual expenses may be greater or less than those shown and the 5% used in this example is a hypothetical rate.


                                                                                                                       CA
                                      OH SERIES                 OR SERIES                SC SERIES             HIGH-YIELD SERIES
                                 -------------------       -------------------       -------------------       -------------------
Example                          Class A     Class D       Class A     Class D       Class A     Class D       Class A     Class D
-------                          -------     -------       -------     -------       -------     -------       -------     -------
An investor would pay
  the following expenses
  on a $1,000 investment,
  assuming (1) 5% annual
  return and (2)
  redemption at the end
  of each time period:
      1 year                    $ 56         $ 28+        $ 56        $ 28+         $ 56         $ 28+         $ 56        $ 28+
      3 years                     73           55           75          57            74           56            75          57
      5 years                     92           94           95          98            94           95            95          97
     10 years                    146          205          154         213           151          209           153         212

*    Includes an annual  distribution  fee of up to .75 of 1% and an annual service fee of up to .25 of 1%. Pursuant to the rules of the National Association of Securities Dealers,  Inc., the aggregate deferred sales loads and annual distribution fees on Class
     D shares of each Series may not exceed 6.25% of total gross  sales,  subject to certain  exclusions.  The 6.25%  limitation  is imposed on the Series rather than on a per shareholder  basis.  Therefore,  a long-term Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's  investment in such shares.

+    Assuming (1) 5% annual  return and (2) no  redemption  at the end of one year,  the expenses on a $1,000  investment  would be:
     OH--$18; OR--$18; SC--$18; CA High-Yield--$18.



                                               SUMMARY OF SERIES EXPENSES--(continued)



                                   CA QUALITY SERIES            FL SERIES                NC SERIES
                             ------------------------- ------------------------- -------------------------
                                 Class A     Class D       Class A     Class D       Class A     Class D
                                 Shares      Shares        Shares      Shares        Shares      Shares
                                 ------      ------        ------      ------        ------      ------
                               (Initial    (Deferred     (Initial    (Deferred     (Initial    (Deferred
                              Sales Load   Sales Load   Sales Load   Sales Load   Sales Load   Sales Load
                             Alternative) Alternative) Alternative) Alternative) Alternative) Alternative)

Shareholder Transaction
  Expenses
  Maximum Sales Load
    Imposed on Purchases
    (as percentage of
    offering price)........     4.75%         None        4.75%        None         4.75%         None
  Sales Load on Reinvested
    Dividends .............      None         None         None        None          None         None
  Deferred Sales Load
    (as percentage of
    original price or
    redemption proceeds,
    whichever is lower) ...      None    1% during         None   1% during          None    1% during
                                         the first                the first                  the first
                                        year; None               year; None                 year; None
                                        thereafter               thereafter                 thereafter
  Redemption Fees..........      None         None         None        None          None         None
  Exchange Fees............      None         None         None        None          None         None

                                 Class A     Class D       Class A     Class D       Class A     Class D
                                 -------     -------       -------     -------       -------     -------

Annual Series Operating
  Expenses for Fiscal
  Year Ended September 30,
  1995 (as percentage of
  average net assets)
    Management Fees........      .50%         .50%         .50%        .50%          .50%         .50%
    12b-1 Fees.............      .10         1.00*         .24        1.00*          .24         1.00*
    Other Expenses.........      .29          .29          .29         .29           .44          .44
                                 ---         ----         ----        ----          ----         ----
    Total Series
      Operating Expenses ..      .89%        1.79%        1.03%       1.79%         1.18%        1.94%
                                 ===         ====         ====        ====          ====         ====

     In fiscal 1995, the Manager, in its discretion, waived a portion of its fee from the Florida Series and from the North Carolina
Series.  In fiscal 1996,  the Manager does not expect to waive any of its fees,  and the expense  information  in the table has been restated to reflect the  discontinuance  of the management fee waiver.  The "Other Expenses"  disclosed for Class D shares have been restated to reflect the expense allocation methodology currently being used by the Series.




     The following example should not be considered a representation  of past or future expenses.  Actual expenses may be greater or less than those shown and the 5% used in this example is a hypothetical rate.


                                   CA QUALITY SERIES            FL SERIES                NC SERIES
                                 -------------------       -------------------       -------------------
Example                          Class A     Class D       Class A     Class D       Class A     Class D
-------                          -------     -------       -------     -------       -------     -------
An investor would pay
  the following expenses
  on a $1,000 investment,
  assuming (1) 5% annual
  return and (2)
  redemption at the end
  of each time period:
      1 year                    $ 56         $ 28+        $ 58        $ 28+         $ 59         $ 30+
      3 years                     75           56           79          56            83           61
      5 years                     94           97          102          97           109          105
     10 years                    152          211          167         211           184          226

*    Includes  an  annual  distribution  fee  of up to  .75  of 1% and  an  annual  service  fee  of up to .25 of 1%  (collectively,
     "distribution  fee").  Pursuant to the rules of the National  Association of Securities  Dealers,  Inc., the aggregate deferred sales loads and annual distribution fees on Class D shares of each Series may not exceed 6.25% of total gross sales, subject to certain  exclusions.  The 6.25%  limitation  is imposed on the Series  rather than on a per  shareholder  basis.  Therefore,  a long-term  Class D shareholder of a Series may pay more in total sales loads  (including  distribution  fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

+    Assuming (1) 5% annual return and (2) no redemption at the end of one year,  the expenses on a $1,000  investment  would be: CA
     Quality--$18; FL--$18; NC--$20.



                              FINANCIAL HIGHLIGHTS


     Each Series' financial highlights for Class A and Class D shares for the periods presented below have been audited by Deloitte & Touche LLP, independent auditors. This information, which is derived from the financial and accounting records of the Funds, should be read in conjunction with the fiscal 1995 financial statements and notes contained in the fiscal 1995 Annual Report of each Fund which may be obtained by calling or writing the Funds at the telephone numbers or address provided on the cover page of this Prospectus.

     The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Series' beginning net asset value to the ending net asset value so that they may understand the effect that individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts. The total return based on net asset value measures a series' performance assuming investors purchased shares at the net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value and then sold their shares at net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares. Total returns for periods of less than one year are not annualized.




                                                                        Increase
                                                        Net Realized   (Decrease)
                         Net Asset Value      Net       & Unrealized      from       Dividends    Distributions     Net Increase
Per Share Operating        at Beginning    Investment    Investment    Investment     Paid or        from Net      (Decrease) in
  Performance:              of Period       Income#     Gain (Loss)    Operations     Declared    Gain Realized   Net Asset Value
  ------------              ---------       -------     -----------    ----------     --------    -------------   ---------------
New Jersey--Class A
  Year ended 9/30/95.......   $7.40          $0.39          $0.29        $0.68         $(0.39)        $(0.10)           $0.19
  Year ended 9/30/94.......    8.24           0.41          (0.74)       (0.33)         (0.41)         (0.10)           (0.84)
  Year ended 9/30/93.......    7.74           0.42           0.61         1.03          (0.42)         (0.11)            0.50
  Year ended 9/30/92.......    7.49           0.44           0.27         0.71          (0.44)         (0.02)            0.25
  Year ended 9/30/91.......    7.01           0.44           0.51         0.95          (0.44)         (0.03)            0.48
  Year ended 9/30/90.......    7.17           0.45          (0.10)        0.35          (0.45)         (0.06)           (0.16)
  Year ended 9/30/89.......    6.98           0.48           0.19         0.67          (0.48)            --             0.19
  2/16/88*- 9/30/88........    7.14           0.30          (0.16)        0.14          (0.30)            --            (0.16)

New Jersey--Class D
  Year ended 9/30/95.......    7.48           0.33           0.29         0.62          (0.33)         (0.10)            0.19
  2/1/94**- 9/30/94........    8.14           0.23          (0.66)       (0.43)         (0.23)            --            (0.66)

Pennsylvania--Class A
  Year ended 9/30/95.......    7.55           0.38           0.37         0.75          (0.38)         (0.13)            0.24
  Year ended 9/30/94.......    8.61           0.39          (0.80)       (0.41)         (0.39)         (0.26)           (1.06)
  Year ended 9/30/93.......    8.02           0.42           0.71         1.13          (0.42)         (0.12)            0.59
  Year ended 9/30/92.......    7.74           0.46           0.30         0.76          (0.46)         (0.02)            0.28
  Year ended 9/30/91.......    7.34           0.47           0.49         0.96          (0.47)         (0.09)            0.40
  Year ended 9/30/90.......    7.50           0.47          (0.16)        0.31          (0.47)            --            (0.16)
  Year ended 9/30/89.......    7.31           0.49           0.19         0.68          (0.49)            --             0.19
  Year ended 9/30/88.......    6.76           0.50           0.56         1.06          (0.50)         (0.01)            0.55
  Year ended 9/30/87.......    7.58           0.51          (0.81)       (0.30)         (0.51)         (0.01)           (0.82)
  7/15/86*- 9/30/86........    7.14           0.10           0.44         0.54          (0.10)            --             0.44

Pennsylvania--Class D
  Year ended 9/30/95.......    7.54           0.31           0.37         0.68          (0.31)         (0.13)            0.24
  2/1/94**- 9/30/94........    8.37           0.22          (0.83)       (0.61)         (0.22)            --            (0.83)

National Series--Class A
  Year ended 9/30/95.......    7.18           0.40           0.40         0.80          (0.40)            --             0.40
  Year ended 9/30/94.......    8.72           0.41          (1.04)       (0.63)         (0.41)         (0.50)           (1.54)
  Year ended 9/30/93.......    8.07           0.45           0.78         1.23          (0.45)         (0.13)            0.65
  Year ended 9/30/92.......    7.90           0.48           0.20         0.68          (0.48)         (0.03)            0.17
  Year ended 9/30/91.......    7.44           0.49           0.54         1.03          (0.49)         (0.08)            0.46
  Year ended 9/30/90.......    7.73           0.51          (0.19)        0.32          (0.51)         (0.10)           (0.29)
  Year ended 9/30/89.......    7.64           0.53           0.11         0.64          (0.53)         (0.02)            0.09
  Year ended 9/30/88.......    7.41           0.54           0.55         1.09          (0.54)         (0.32)            0.23
  Year ended 9/30/87.......    8.48           0.59          (0.74)       (0.15)         (0.59)         (0.33)           (1.07)
  Year ended 9/30/86.......    7.47           0.64           1.20         1.84          (0.64)         (0.19)            1.01

National Series--Class D
  Year ended 9/30/95.......    7.18           0.32           0.39         0.71          (0.32)            --             0.39
  2/1/94** - 9/30/94 ......    8.20           0.22          (1.02)       (0.80)         (0.22)            --            (1.02)

Colorado Series--Class A
  Year ended 9/30/95.......    7.09           0.38           0.21         0.59          (0.38)            --             0.21
  Year ended 9/30/94.......    7.76           0.37          (0.59)       (0.22)         (0.37)         (0.08)           (0.67)
  Year ended 9/30/93.......    7.34           0.39           0.49         0.88          (0.39)         (0.07)            0.42
  Year ended 9/30/92.......    7.22           0.42           0.12         0.54          (0.42)            --             0.12
  Year ended 9/30/91.......    6.91           0.44           0.31         0.75          (0.44)            --             0.31
  Year ended 9/30/90.......    7.06           0.46          (0.15)        0.31          (0.46)            --            (0.15)
  Year ended 9/30/89.......    6.87           0.46           0.19         0.65          (0.46)            --             0.19
  Year ended 9/30/88.......    6.38           0.46           0.53         0.99          (0.46)         (0.04)            0.49
  Year ended 9/30/87.......    7.07           0.47          (0.66)       (0.19)         (0.47)         (0.03)           (0.69)
  5/1/86*- 9/30/86.........    7.14           0.19          (0.07)        0.12          (0.19)            --            (0.07)

Colorado Series--Class D
  Year ended 9/30/95.......    7.09           0.30           0.20         0.50          (0.30)            --             0.20
  2/1/94** - 9/30/94.......    7.72           0.20          (0.63)       (0.43)         (0.20)            --            (0.63)



                                                                               Ratio of
                                                                                 Net
                                               Total Return      Ratio of     Investment                                Adjusted Net
                                 Net Asset       Based on        Expenses       Income                  Net Assets at     Invesment
Per Share Operating               Value at      Net Asset       to Average    to Average   Portfolio    End of Period       Income
  Performance:                 End of Period      Value        Net Assets#   Net Assets#    Turnover   (000's omitted)    Per Share#
  ------------                 -------------      -----        -----------   -----------    --------   ---------------    ----------
New Jersey--Class A
  Year ended 9/30/95.......       $7.59            9.77%           1.01%        5.29%         4.66%        $73,561         $0.39
  Year ended 9/30/94.......        7.40           (4.25)           0.90         5.24         12.13          73,942          0.40
  Year ended 9/30/93.......        8.24           14.02            0.86         5.37         15.90          82,447          0.40
  Year ended 9/30/92.......        7.74            9.70            0.85         5.74         27.13          74,256          0.42
  Year ended 9/30/91.......        7.49           13.97            0.81         6.02         14.64          65,044          0.42
  Year ended 9/30/90.......        7.01            5.04            0.81         6.32         37.26          54,287          0.43
  Year ended 9/30/89.......        7.17            9.91            0.57         6.70         16.10          51,015          0.44
  2/16/88*- 9/30/88........        6.98            1.96            0.40+        6.92+         8.20          35,563          0.26

New Jersey--Class D
  Year ended 9/30/95.......        7.67            8.79            1.89         4.45          4.66           1,190          0.33
  2/1/94**- 9/30/94........        7.48          (5.47)            1.75+        4.37+        12.13++           986          0.22

Pennsylvania--Class A
  Year ended 9/30/95.......        7.79           10.55            1.21         5.05         11.78          33,251
  Year ended 9/30/94.......        7.55           (5.00)           1.16         4.91          7.71          34,943
  Year ended 9/30/93.......        8.61           14.71            1.19         5.14         40.74          41,296
  Year ended 9/30/92.......        8.02           10.04            1.01         5.79         32.87          39,431          0.45
  Year ended 9/30/91.......        7.74           13.40            0.98         6.16         25.24          37,853          0.45
  Year ended 9/30/90.......        7.34            4.13            0.06         6.24         40.64          35,572          0.45
  Year ended 9/30/89.......        7.50            9.53            0.92         6.56          9.05          41,856          0.47
  Year ended 9/30/88.......        7.31           16.20            0.83         6.96          4.14          30,796          0.48
  Year ended 9/30/87.......        6.76           (4.21)           0.58         6.78          9.19          30,014          0.47
  7/15/86*- 9/30/86........        7.58            7.19              --         5.92+           --          19,306          0.07

Pennsylvania--Class D
  Year ended 9/30/95.......        7.78            9.53            2.23         4.10         11.78             426
  2/1/94**- 9/30/94........        7.54           (7.50)           2.00+        4.20+         7.71++            43

National Series--Class A
  Year ended 9/30/95.......        7.58           11.48            0.86         5.46         24.91         104,184
  Year ended 9/30/94.......        7.18           (7.83)           0.85         5.30         24.86         111,374
  Year ended 9/30/93.......        8.72           16.00            0.86         5.49         72.68         136,394
  Year ended 9/30/92.......        8.07            8.84            0.77         6.02         63.99         132,130
  Year ended 9/30/91.......        7.90           14.24            0.80         6.35         71.67         136,326
  Year ended 9/30/90.......        7.44            4.10            0.78         6.64         55.01         133,412
  Year ended 9/30/89.......        7.73            8.62            0.78         6.86         71.90         140,376
  Year ended 9/30/88.......        7.64           16.43            0.83         7.35         40.58         135,667
  Year ended 9/30/87.......        7.41           (2.37)           0.74         7.15         64.79         133,341
  Year ended 9/30/86.......        8.48           26.17            0.76         7.81         62.28         110,428

National Series--Class D
  Year ended 9/30/95.......        7.57           10.17            1.95         4.40         24.91           1,215
  2/1/94** - 9/30/94 ......        7.18           (9.96)           1.76+        4.37+        24.86++           446

Colorado Series--Class A
  Year ended 9/30/95.......        7.30            8.56            0.93         5.31         14.70          54,858
  Year ended 9/30/94.......        7.09           (2.92)           0.86         5.06         10.07          58,197
  Year ended 9/30/93.......        7.76           12.54            0.90         5.21         14.09          67,912
  Year ended 9/30/92.......        7.34            7.74            0.81         5.81         23.22          64,900
  Year ended 9/30/91.......        7.22           11.15            0.84         6.19         14.60          64,310
  Year ended 9/30/90.......        6.91            4.38            0.85         6.47         31.89          63,173
  Year ended 9/30/89.......        7.06            9.70            0.86         6.56            --          62,515
  Year ended 9/30/88.......        6.87           16.19            0.88         6.89         12.95          66,257
  Year ended 9/30/87.......        6.38           (3.18)           0.77         6.61         16.70          79,961          0.46
  5/1/86*- 9/30/86.........        7.07            1.53            0.55+        6.31+        12.11          63,796          0.18

Colorado Series--Class D
  Year ended 9/30/95.......        7.29            7.26            2.02         4.23         14.70             193
  2/1/94** - 9/30/94.......        7.09           (5.73)           1.78+        4.05+        10.07++            96


                                                      Adjusted
                                       Adjusted       Ratio of
                                      Ratio of    Net Investment
                                     Expenses to       Income
                                     Average Net     to Average
                                       Assets#      Net Assets#
                                       -------      -----------
New Jersey--Class A
  Year ended 9/30/95.......             1.06%          5.24%
  Year ended 9/30/94.......             1.07           5.07
  Year ended 9/30/93.......             1.11           5.12
  Year ended 9/30/92.......             1.10           5.49
  Year ended 9/30/91.......             1.11           5.72
  Year ended 9/30/90.......             1.12           6.01
  Year ended 9/30/89.......             1.17           6.10
  2/16/88*- 9/30/88........             1.36+          5.96+

New Jersey--Class D
  Year ended 9/30/95.......             1.94           4.40
  2/1/94**- 9/30/94........             1.87+          4.25+

Pennsylvania--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......             1.16           5.64
  Year ended 9/30/91.......             1.23           5.91
  Year ended 9/30/90.......             1.31           5.99
  Year ended 9/30/89.......             1.17           6.30
  Year ended 9/30/88.......             1.08           6.71
  Year ended 9/30/87.......             1.12           6.24
  7/15/86*- 9/30/86........             1.80+          4.17+

Pennsylvania--Class D
  Year ended 9/30/95.......
  2/1/94**- 9/30/94........

National Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  Year ended 9/30/86.......

National Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94 ......

Colorado Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......             0.85           6.53
  5/1/86*- 9/30/86.........             0.68+          6.20+

Colorado Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94.......
----------
 # During the periods stated, the Manager, at its discretion, reimbursed certain expenses and/or waived all or portions of its fees. The adjusted net investment income per share and adjusted ratios reflect what the results would have been had the Manager not reimbursed certain expenses and/or not waived its fees.
 *   Commencement of offering of Class A shares.
**   Commencement of offering of Class D shares.
 +   Annualized
++   For the year ended 9/30/94.



                                      8-9


                                                                        Increase
                                                        Net Realized   (Decrease)
                         Net Asset Value      Net       & Unrealized      from       Dividends    Distributions     Net Increase
Per Share Operating        at Beginning    Investment    Investment    Investment     Paid or        from Net      (Decrease) in
  Performance:              of Period       Income#     Gain (Loss)    Operations     Declared    Gain Realized   Net Asset Value
  ------------              ---------       -------     -----------    ----------     --------    -------------   ---------------
Georgia Series--Class A
  Year ended 9/30/95.......   $7.48          $0.39         $0.43          $0.82        $(0.39)       $(0.10)           $0.33
  Year ended 9/30/94.......    8.43           0.41         (0.86)         (0.45)        (0.41)        (0.09)           (0.95)
  Year ended 9/30/93.......    7.85           0.43          0.62           1.05         (0.43)        (0.04)            0.58
  Year ended 9/30/92.......    7.63           0.46          0.25           0.71         (0.46)        (0.03)            0.22
  Year ended 9/30/91.......    7.18           0.47          0.46           0.93         (0.47)        (0.01)            0.45
  Year ended 9/30/90.......    7.30           0.48         (0.10)          0.38         (0.48)        (0.02)           (0.12)
  Year ended 9/30/89.......    7.09           0.48          0.22           0.70         (0.48)        (0.01)            0.21
  Year ended 9/30/88.......    6.49           0.49          0.60           1.09         (0.49)           --             0.60
  6/15/87*- 9/30/87........    7.14           0.13         (0.65)         (0.52)        (0.13)           --            (0.65)

Georgia Series--Class D
  Year ended 9/30/95.......    7.49           0.32          0.43           0.75         (0.32)        (0.10)            0.33
  2/1/94** - 9/30/94.......    8.33           0.22         (0.84)         (0.62)        (0.22)           --            (0.84)

Louisiana Series--Class A
  Year ended 9/30/95.......    7.94           0.43          0.34           0.77         (0.43)        (0.14)            0.20
  Year ended 9/30/94.......    8.79           0.44         (0.77)         (0.33)        (0.44)        (0.08)           (0.85)
  Year ended 9/30/93.......    8.38           0.46          0.51           0.97         (0.46)        (0.10)            0.41
  Year ended 9/30/92.......    8.18           0.49          0.24           0.73         (0.49)        (0.04)            0.20
  Year ended 9/30/91.......    7.70           0.50          0.50           1.00         (0.50)        (0.02)            0.48
  Year ended 9/30/90.......    7.88           0.52         (0.12)          0.40         (0.52)        (0.06)           (0.18)
  Year ended 9/30/89.......    7.79           0.53          0.15           0.68         (0.53)        (0.06)            0.09
  Year ended 9/30/88.......    7.36           0.55          0.49           1.04         (0.55)        (0.06)            0.43
  Year ended 9/30/87.......    7.93           0.55         (0.49)          0.06         (0.55)        (0.08)           (0.57)
  10/1/85*- 9/30/86........    7.14           0.58          0.79           1.37         (0.58)           --             0.79

Louisiana Series--Class D
  Year ended 9/30/95.......    7.94           0.35          0.34           0.69         (0.35)        (0.14)            0.20
  2/1/94** - 9/30/94.......    8.73           0.24         (0.79)         (0.55)        (0.24)           --            (0.79)

Maryland Series--Class A
  Year ended 9/30/95.......    7.71           0.41          0.38           0.79         (0.41)        (0.13)            0.25
  Year ended 9/30/94.......    8.64           0.42         (0.76)         (0.34)        (0.42)        (0.17)           (0.93)
  Year ended 9/30/93.......    8.15           0.44          0.59           1.03         (0.44)        (0.10)            0.49
  Year ended 9/30/92.......    7.94           0.46          0.24           0.70         (0.46)        (0.03)            0.21
  Year ended 9/30/91.......    7.45           0.47          0.49           0.96         (0.47)           --             0.49
  Year ended 9/30/90.......    7.59           0.48         (0.14)          0.34         (0.48)           --            (0.14)
  Year ended 9/30/89.......    7.39           0.48          0.20           0.68         (0.48)           --             0.20
  Year ended 9/30/88.......    6.87           0.47          0.56           1.03         (0.47)        (0.04)            0.52
  Year ended 9/30/87.......    7.59           0.48         (0.72)         (0.24)        (0.48)           --            (0.72)
  10/1/85*- 9/30/86........    7.14           0.54          0.45           0.99         (0.54)           --             0.45

Maryland Series--Class D
  Year ended 9/30/95.......    7.72           0.33          0.38           0.71         (0.33)        (0.13)            0.25
  2/1/94** - 9/30/94 ......    8.46           0.23         (0.74)         (0.51)        (0.23)           --            (0.74)

Massachusetts Series--Class A
  Year ended 9/30/95.......    7.66           0.42          0.28           0.70         (0.42)        (0.03)            0.25
  Year ended 9/30/94.......    8.54           0.44         (0.67)         (0.23)        (0.44)        (0.21)           (0.88)
  Year ended 9/30/93.......    8.06           0.47          0.55           1.02         (0.47)        (0.07)            0.48
  Year ended 9/30/92.......    7.86           0.49          0.24           0.73         (0.49)        (0.04)            0.20
  Year ended 9/30/91.......    7.26           0.50          0.62           1.12         (0.50)        (0.02)            0.60
  Year ended 9/30/90.......    7.65           0.50         (0.31)          0.19         (0.50)        (0.08)           (0.39)
  Year ended 9/30/89.......    7.62           0.52          0.08           0.60         (0.52)        (0.05)            0.03
  Year ended 9/30/88.......    7.20           0.53          0.51           1.04         (0.53)        (0.09)            0.42
  Year ended 9/30/87.......    8.07           0.55         (0.69)         (0.14)        (0.55)        (0.18)           (0.87)
  Year ended 9/30/86.......    7.30           0.60          0.78           1.38         (0.60)        (0.01)            0.77

Massachusetts Series--Class D
  Year ended 9/30/95.......    7.66           0.34          0.27           0.61         (0.34)        (0.03)            0.24
  2/1/94** - 9/30/94 ......    8.33           0.24         (0.67)         (0.43)        (0.24)           --            (0.67)

Michigan Series--Class A
  Year ended 9/30/95.......    8.28           0.46          0.30           0.76         (0.46)        (0.04)            0.26
  Year ended 9/30/94.......    9.08           0.46         (0.71)         (0.25)        (0.46)        (0.09)           (0.80)
  Year ended 9/30/93.......    8.68           0.47          0.59           1.06         (0.47)        (0.19)            0.40
  Year ended 9/30/92.......    8.38           0.50          0.35           0.85         (0.50)        (0.05)            0.30
  Year ended 9/30/91.......    7.89           0.51          0.51           1.02         (0.51)        (0.02)            0.49
  Year ended 9/30/90.......    8.14           0.52         (0.16)          0.36         (0.52)        (0.09)           (0.25)
  Year ended 9/30/89.......    7.94           0.54          0.23           0.77         (0.54)        (0.03)            0.20
  Year ended 9/30/88.......    7.48           0.54          0.58           1.12         (0.54)        (0.12)            0.46
  Year ended 9/30/87.......    8.54           0.56         (0.77)         (0.21)        (0.56)        (0.29)           (1.06)
  Year ended 9/30/86.......    7.55           0.62          1.09           1.71         (0.62)        (0.10)            0.99

Michigan Series--Class D
  Year ended 9/30/95.......    8.28           0.37          0.30           0.67         (0.37)        (0.04)            0.26
  2/1/94** - 9/30/94.......    9.01           0.25         (0.73)         (0.48)        (0.25)           --            (0.73)


                                                                               Ratio of
                                                                                 Net
                                               Total Return      Ratio of     Investment                                Adjusted Net
                                 Net Asset       Based on        Expenses       Income                  Net Assets at     Invesment
Per Share Operating               Value at      Net Asset       to Average    to Average   Portfolio    End of Period       Income
  Performance:                 End of Period      Value        Net Assets#   Net Assets#    Turnover   (000's omitted)    Per Share#
  ------------                 -------------      -----        -----------   -----------    --------   ---------------    ----------
Georgia Series--Class A
  Year ended 9/30/95.......       $7.81          11.66%           0.91%          5.26%         3.36%        $57,678         $0.39
  Year ended 9/30/94.......        7.48          (5.52)           0.73           5.21         19.34          61,466          0.40
  Year ended 9/30/93.......        8.43          13.96            0.63           5.34         12.45          64,650          0.40
  Year ended 9/30/92.......        7.85           9.64            0.47           5.95         10.24          44,585          0.43
  Year ended 9/30/91.......        7.63          13.30            0.59           6.30          6.07          28,317          0.43
  Year ended 9/30/90.......        7.18           5.19            0.53           6.53          5.83          19,002          0.44
  Year ended 9/30/89.......        7.30          10.15            0.64           6.59            --          14,452          0.44
  Year ended 9/30/88.......        7.09          17.51            0.36           7.15          6.32           9,752          0.43
  6/15/87*- 9/30/87........        6.49          (7.61)           0.17+          6.64+        21.71           6,382          0.07

Georgia Series--Class D
  Year ended 9/30/95.......        7.82          10.58            1.90           4.28          3.36           2,079          0.31
  2/1/94** - 9/30/94.......        7.49          (7.57)           1.76+          4.28+        19.34++           849          0.21

Louisiana Series--Class A
  Year ended 9/30/95.......        8.14          10.30            0.89           5.44          4.82          61,988
  Year ended 9/30/94.......        7.94          (3.83)           0.87           5.31         17.16          61,441
  Year ended 9/30/93.......        8.79          12.10            0.87           5.40          9.21          67,529
  Year ended 9/30/92.......        8.38           9.13            0.80           5.89         25.45          57,931
  Year ended 9/30/91.......        8.18          13.49            0.83           6.31         20.85          50,089
  Year ended 9/30/90.......        7.70           5.20            0.81           6.62         31.54          43,475
  Year ended 9/30/89.......        7.88           9.04            0.84           6.82         12.94          43,908
  Year ended 9/30/88.......        7.79          14.69            0.85           7.19         36.01          42,521
  Year ended 9/30/87.......        7.36           0.62            0.73           7.02         10.20          49,661
  10/1/85*- 9/30/86........        7.93          19.47            0.62+          7.44+        31.18          45,338          0.57

Louisiana Series--Class D
  Year ended 9/30/95.......        8.14           9.17            1.91           4.41          4.82             465
  2/1/94** - 9/30/94.......        7.94          (6.45)           1.78+          4.33+        17.16++           704

Maryland Series--Class A
  Year ended 9/30/95.......        7.96          10.90            0.96           5.31          3.63          56,290
  Year ended 9/30/94.......        7.71          (4.08)           0.92           5.17         17.68          57,263
  Year ended 9/30/93.......        8.64          13.23            0.97           5.28         14.10          64,472
  Year ended 9/30/92.......        8.15           9.15            0.86           5.76         29.57          57,208
  Year ended 9/30/91.......        7.94          13.26            0.88           6.09         18.84          54,068
  Year ended 9/30/90.......        7.45           4.47            0.87           6.26         16.50          47,283
  Year ended 9/30/89.......        7.59           9.43            0.87           6.38          2.19          46,643
  Year ended 9/30/88.......        7.39          15.73            0.91           6.63         17.42          45,939
  Year ended 9/30/87.......        6.87          (3.41)           0.87           6.45         21.48          50,580
  10/1/85*- 9/30/86........        7.59          14.11            0.59+          6.90+         4.60          46,478          0.53

Maryland Series--Class D
  Year ended 9/30/95.......        7.97           9.75            2.02           4.27          3.63             630
  2/1/94** - 9/30/94 ......        7.72          (6.21)           1.80+          4.26+        17.68++           424

Massachusetts Series--Class A
  Year ended 9/30/95.......        7.91           9.58            0.86           5.51         16.68         115,711
  Year ended 9/30/94.......        7.66          (2.94)           0.85           5.46         12.44         120,149
  Year ended 9/30/93.......        8.54          13.18            0.88           5.65         20.66         139,504
  Year ended 9/30/92.......        8.06           9.75            0.77           6.27         27.92         128,334
  Year ended 9/30/91.......        7.86          15.84            0.83           6.64         14.37         118,022
  Year ended 9/30/90.......        7.26           2.48            0.79           6.66         19.26         110,246
  Year ended 9/30/89.......        7.65           8.18            0.79           6.81          7.51         122,515
  Year ended 9/30/88.......        7.62          15.15            0.84           7.02         21.77         126,150
  Year ended 9/30/87.......        7.20          (2.16)           0.79           6.95         16.14         131,404
  Year ended 9/30/86.......        8.07          19.49            0.78           7.50         27.39         131,732

Massachusetts Series--Class D
  Year ended 9/30/95.......        7.90           8.33            1.95           4.47         16.68             890
  2/1/94** - 9/30/94 ......        7.66          (5.34)           1.78+          4.52+        12.44++         1,099

Michigan Series--Class A
  Year ended 9/30/95.......        8.54           9.56            0.87           5.50         20.48         151,589
  Year ended 9/30/94.......        8.28          (2.90)           0.84           5.32         10.06         151,095
  Year ended 9/30/93.......        9.08          12.97            0.83           5.41          6.33         164,638
  Year ended 9/30/92.......        8.68          10.55            0.76           5.93         32.12         144,524
  Year ended 9/30/91.......        8.38          13.34            0.80           6.28         22.81         129,004
  Year ended 9/30/90.......        7.89           4.57            0.80           6.47         26.36         112,689
  Year ended 9/30/89.......        8.14           9.91            0.81           6.67          8.24         111,180
  Year ended 9/30/88.......        7.94          15.98            0.88           7.06         34.00         104,904
  Year ended 9/30/87.......        7.48          (2.87)           0.79           6.89         15.40         104,053
  Year ended 9/30/86.......        8.54          23.73            0.82           7.41         40.68          99,013

Michigan Series--Class D
  Year ended 9/30/95.......        8.54           8.36            2.01           4.40         20.48           1,172
  2/1/94** - 9/30/94.......        8.28          (5.47)           1.75+          4.40+        10.06++           671


                                                      Adjusted
                                       Adjusted       Ratio of
                                      Ratio of    Net Investment
                                     Expenses to       Income
                                     Average Net     to Average
                                       Assets#      Net Assets#
                                       -------      -----------
Georgia Series--Class A
  Year ended 9/30/95.......             0.96%          5.21%
  Year ended 9/30/94.......             0.93           5.01
  Year ended 9/30/93.......             0.93           5.04
  Year ended 9/30/92.......             0.87           5.55
  Year ended 9/30/91.......             1.09           5.80
  Year ended 9/30/90.......             1.03           6.03
  Year ended 9/30/89.......             1.19           6.04
  Year ended 9/30/88.......             1.35           6.17
  6/15/87*- 9/30/87........             2.87+          3.94+

Georgia Series--Class D
  Year ended 9/30/95.......             1.95           4.23
  2/1/94** - 9/30/94.......             1.90+          4.15+

Louisiana Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  10/1/85*- 9/30/86........             0.71+          7.35+

Louisiana Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94.......

Maryland Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  10/1/85*- 9/30/86........             0.76+          6.73+

Maryland Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94 ......

Massachusetts Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  Year ended 9/30/86.......

Massachusetts Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94 ......

Michigan Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  Year ended 9/30/86.......

Michigan Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94.......

----------
 # During the periods stated, the Manager, at its discretion, reimbursed certain expenses and/or waived all or portions of its fees. The adjusted net investment income per share and adjusted ratios reflect what the results would have been had the Manager not reimbursed certain expenses and/or not waived its fees.
 *   Commencement of offering of Class A shares.
**   Commencement of offering of Class D shares.
 +   Annualized
++   For the year ended 9/30/94.



                                     10-11


                                                                        Increase
                                                        Net Realized   (Decrease)
                         Net Asset Value      Net       & Unrealized      from       Dividends    Distributions     Net Increase
Per Share Operating        at Beginning    Investment    Investment    Investment     Paid or        from Net      (Decrease) in
  Performance:              of Period       Income#     Gain (Loss)    Operations     Declared    Gain Realized   Net Asset Value
  ------------              ---------       -------     -----------    ----------     --------    -------------   ---------------
Minnesota Series--Class A
  Year ended 9/30/95.......   $7.72          $0.45          $0.11         $0.56        $(0.45)       $(0.01)          $0.10
  Year ended 9/30/94.......    8.28           0.45          (0.44)        (0.01)        (0.45)        (0.12)          (0.56)
  Year ended 9/30/93.......    7.89           0.47           0.51          0.98         (0.47)        (0.12)           0.39
  Year ended 9/30/92.......    7.81           0.49           0.09          0.58         (0.49)        (0.01)           0.08
  Year ended 9/30/91.......    7.49           0.49           0.32          0.81         (0.49)           --            0.32
  Year ended 9/30/90.......    7.60           0.49          (0.06)         0.43         (0.49)        (0.05)          (0.11)
  Year ended 9/30/89.......    7.52           0.51           0.11          0.62         (0.51)        (0.03)           0.08
  Year ended 9/30/88.......    7.12           0.51           0.48          0.99         (0.51)        (0.08)           0.40
  Year ended 9/30/87.......    7.99           0.53          (0.66)        (0.13)        (0.53)        (0.21)          (0.87)
  Year ended 9/30/86.......    7.15           0.58           0.88          1.46         (0.58)        (0.04)           0.84

Minnesota Series--Class D
  Year ended 9/30/95.......    7.73           0.38           0.10          0.48         (0.38)        (0.01)           0.09
  2/1/94** - 9/30/94 ......    8.22           0.25          (0.49)        (0.24)        (0.25)           --           (0.49)

Missouri Series--Class A
  Year ended 9/30/95.......    7.41           0.40           0.36          0.76         (0.40)        (0.07)           0.29
  Year ended 9/30/94.......    8.31           0.40          (0.79)        (0.39)        (0.40)        (0.11)          (0.90)
  Year ended 9/30/93.......    7.80           0.42           0.57          0.99         (0.42)        (0.06)           0.51
  Year ended 9/30/92.......    7.72           0.44           0.15          0.59         (0.44)        (0.07)           0.08
  Year ended 9/30/91.......    7.22           0.46           0.50          0.96         (0.46)           --            0.50
  Year ended 9/30/90.......    7.28           0.45          (0.06)         0.39         (0.45)           --           (0.06)
  Year ended 9/30/89.......    7.10           0.47           0.18          0.65         (0.47)           --            0.18
  Year ended 9/30/88.......    6.57           0.48           0.58          1.06         (0.48)        (0.05)           0.53
  Year ended 9/30/87.......    7.32           0.47          (0.75)        (0.28)        (0.47)           --           (0.75)
  7/1/86*- 9/30/86.........    7.14           0.11           0.18          0.29         (0.11)           --            0.18

Missouri Series--Class D
  Year ended 9/30/95.......    7.41           0.32           0.36          0.68         (0.32)        (0.07)           0.29
  2/1/94** - 9/30/94 ......    8.20           0.22          (0.79)        (0.57)        (0.22)           --           (0.79)

New York Series--Class A
  Year ended 9/30/95.......    7.67           0.42           0.36          0.78         (0.42)        (0.17)           0.19
  Year ended 9/30/94.......    8.75           0.43          (0.88)        (0.45)        (0.43)        (0.20)          (1.08)
  Year ended 9/30/93.......    8.13           0.45           0.74          1.19         (0.45)        (0.12)           0.62
  Year ended 9/30/92.......    7.94           0.49           0.26          0.75         (0.49)        (0.07)           0.19
  Year ended 9/30/91.......    7.40           0.50           0.54          1.04         (0.50)           --            0.54
  Year ended 9/30/90.......    7.71           0.51          (0.26)         0.25         (0.51)        (0.05)          (0.31)
  Year ended 9/30/89.......    7.57           0.52           0.17          0.69         (0.52)        (0.03)           0.14
  Year ended 9/30/88.......    7.28           0.52           0.48          1.00         (0.52)        (0.19)           0.29
  Year ended 9/30/87.......    8.24           0.55          (0.71)        (0.16)        (0.55)        (0.25)          (0.96)
  Year ended 9/30/86.......    7.40           0.60           0.94          1.54         (0.60)        (0.10)           0.84

New York Series--Class D
  Year ended 9/30/95.......    7.67           0.34           0.37          0.71         (0.34)        (0.17)           0.20
  2/1/94** - 9/30/94 ......    8.55           0.23          (0.88)        (0.65)        (0.23)           --           (0.88)

Ohio Series--Class A
  Year ended 9/30/95.......    7.90           0.44           0.28          0.72         (0.44)        (0.07)           0.21
  Year ended 9/30/94.......    8.77           0.44          (0.70)        (0.26)        (0.44)        (0.17)          (0.87)
  Year ended 9/30/93.......    8.28           0.46           0.56          1.02         (0.46)        (0.07)           0.49
  Year ended 9/30/92.......    8.06           0.49           0.26          0.75         (0.49)        (0.04)           0.22
  Year ended 9/30/91.......    7.62           0.51           0.45          0.96         (0.51)        (0.01)           0.44
  Year ended 9/30/90.......    7.80           0.52          (0.08)         0.44         (0.52)        (0.10)          (0.18)
  Year ended 9/30/89.......    7.71           0.54           0.11          0.65         (0.54)        (0.02)           0.09
  Year ended 9/30/88.......    7.38           0.54           0.53          1.07         (0.54)        (0.20)           0.33
  Year ended 9/30/87.......    8.09           0.57          (0.59)        (0.02)        (0.57)        (0.12)          (0.71)
  Year ended 9/30/86.......    7.27           0.61           0.87          1.48         (0.61)        (0.05)           0.82

Ohio Series--Class D
  Year ended 9/30/95.......    7.92           0.36           0.30          0.66         (0.36)        (0.07)           0.23
  2/1/94** - 9/30/94 ......    8.61           0.24          (0.69)        (0.45)        (0.24)           --           (0.69)

Oregon Series--Class A
  Year ended 9/30/95.......    7.43           0.40           0.25          0.65         (0.40)        (0.02)           0.23
  Year ended 9/30/94.......    8.08           0.40          (0.59)        (0.19)        (0.40)        (0.06)          (0.65)
  Year ended 9/30/93.......    7.60           0.42           0.48          0.90         (0.42)           --            0.48
  Year ended 9/30/92.......    7.42           0.42           0.18          0.60         (0.42)           --            0.18
  Year ended 9/30/91.......    6.96           0.44           0.46          0.90         (0.44)           --            0.46
  Year ended 9/30/90.......    7.05           0.44          (0.09)         0.35         (0.44)           --           (0.09)
  Year ended 9/30/89.......    6.83           0.44           0.22          0.66         (0.44)           --            0.22
  Year ended 9/30/88.......    6.21           0.45           0.62          1.07         (0.45)           --            0.62
  10/15/86*- 9/30/87.......    7.14           0.43          (0.93)        (0.50)        (0.43)           --           (0.93)

Oregon Series--Class D
  Year ended 9/30/95.......    7.43           0.33           0.24          0.57         (0.33)        (0.02)           0.22
  2/1/94**- 9/30/94 .......    8.02           0.22          (0.59)        (0.37)        (0.22)           --           (0.59)


                                                                               Ratio of
                                                                                 Net
                                               Total Return      Ratio of     Investment                                Adjusted Net
                                 Net Asset       Based on        Expenses       Income                  Net Assets at     Invesment
Per Share Operating               Value at      Net Asset       to Average    to Average   Portfolio    End of Period       Income
  Performance:                 End of Period      Value        Net Assets#   Net Assets#    Turnover   (000's omitted)    Per Share#
  ------------                 -------------      -----        -----------   -----------    --------   ---------------    ----------
Minnesota Series--Class A
  Year ended 9/30/95.......       $7.82           7.61%           0.87%          5.89%         5.57%       $132,716
  Year ended 9/30/94.......        7.72           0.12            0.85           5.70          3.30         134,990
  Year ended 9/30/93.......        8.28          13.06            0.90           5.89          5.73         144,600
  Year ended 9/30/92.......        7.89           7.71            0.80           6.29         12.08         151,922
  Year ended 9/30/91.......        7.81          11.10            0.80           6.28          2.61         182,979
  Year ended 9/30/90.......        7.49           5.79            0.81           6.40         12.10         160,930
  Year ended 9/30/89.......        7.60           8.34            0.83           6.61          7.55         148,425
  Year ended 9/30/88.......        7.52          14.76            0.87           6.95         35.37         132,541
  Year ended 9/30/87.......        7.12          (1.94)           0.89           6.85         16.76         118,093
  Year ended 9/30/86.......        7.99          21.25            0.90           7.41         24.98         108,016

Minnesota Series--Class D
  Year ended 9/30/95.......        7.82           6.45            1.85           4.92          5.57           2,237
  2/1/94** - 9/30/94 ......        7.73          (3.08)           1.74+          4.68+         3.30++         1,649

Missouri Series--Class A
  Year ended 9/30/95.......        7.70          10.67            0.88           5.31          3.88          51,169         $0.39
  Year ended 9/30/94.......        7.41          (4.85)           0.74           5.18         14.33          52,621          0.39
  Year ended 9/30/93.......        8.31          13.17            0.71           5.29         17.03          56,861          0.41
  Year ended 9/30/92.......        7.80           7.87            0.83           5.71         18.80          49,459
  Year ended 9/30/91.......        7.72          13.61            0.88           6.10         16.30          47,659
  Year ended 9/30/90.......        7.22           5.47            0.84           6.20         30.46          50,875
  Year ended 9/30/89.......        7.28           9.33            0.96           6.43         32.81          49,162
  Year ended 9/30/88.......        7.10          16.74            0.86           6.88         12.32          58,457
  Year ended 9/30/87.......        6.57          (4.20)           0.82           6.51         11.53          59,122          0.47
  7/1/86*- 9/30/86.........        7.32           3.87            0.86+          5.21+         0.18          45,107          0.10

Missouri Series--Class D
  Year ended 9/30/95.......        7.70           9.49            1.98           4.23          3.88             515          0.32
  2/1/94** - 9/30/94 ......        7.41          (7.16)           1.70+          4.27+        14.33++           350          0.22

New York Series--Class A
  Year ended 9/30/95.......        7.86          10.93            0.88           5.52         34.05          83,980
  Year ended 9/30/94.......        7.67          (5.37)           0.87           5.31         28.19          90,914
  Year ended 9/30/93.......        8.75          15.26            0.94           5.37         27.90         104,685
  Year ended 9/30/92.......        8.13           9.80            0.79           6.09         42.90          92,681
  Year ended 9/30/91.......        7.94          14.56            0.80           6.57         44.57          83,684
  Year ended 9/30/90.......        7.40           3.19            0.79           6.65         32.14          77,766
  Year ended 9/30/89.......        7.71           9.35            0.80           6.78         47.69          75,471
  Year ended 9/30/88.......        7.57          14.74            0.86           6.96         62.42          74,238
  Year ended 9/30/87.......        7.28          (2.42)           0.77           6.90         20.42          72,782
  Year ended 9/30/86.......        8.24          21.75            0.79           7.44         35.89          64,562

New York Series--Class D
  Year ended 9/30/95.......        7.87           9.87            1.96           4.42         34.05             885
  2/1/94** - 9/30/94 ......        7.67          (7.73)           1.81+          4.39+        28.19++           476

Ohio Series--Class A
  Year ended 9/30/95.......        8.11           9.59            0.84           5.56          2.96         170,191
  Year ended 9/30/94.......        7.90          (3.08)           0.84           5.34          9.37         171,469
  Year ended 9/30/93.......        8.77          12.81            0.85           5.44         30.68         190,083
  Year ended 9/30/92.......        8.28           9.68            0.75           6.02          7.15         170,427
  Year ended 9/30/91.......        8.06          12.96            0.77           6.42         13.95         156,179
  Year ended 9/30/90.......        7.62           5.70            0.77           6.63         16.05         136,251
  Year ended 9/30/89.......        7.80           8.74            0.79           6.91         12.72         131,900
  Year ended 9/30/88.......        7.71          15.76            0.83           7.20         26.71         122,386
  Year ended 9/30/87.......        7.38          (0.66)           0.78           7.05         15.00         119,703
  Year ended 9/30/86.......        8.09          21.17            0.80           7.62         17.21         114,023

Ohio Series--Class D
  Year ended 9/30/95.......        8.15           8.67            1.93           4.48          2.96             660
  2/1/94** - 9/30/94 ......        7.92          (5.36)           1.78+          4.41+         9.37++           324

Oregon Series--Class A
  Year ended 9/30/95.......        7.66           9.05            0.86           5.40          2.47          59,549          0.40
  Year ended 9/30/94.......        7.43          (2.38)           0.78           5.20          9.43          59,884          0.39
  Year ended 9/30/93.......        8.08          12.21            0.78           5.35          8.08          62,095          0.41
  Year ended 9/30/92.......        7.60           8.35            0.68           5.63          0.21          48,797          0.42
  Year ended 9/30/91.......        7.42          13.25            0.71           6.06          7.60          39,350          0.42
  Year ended 9/30/90.......        6.96           4.99            0.72           6.17          4.09          32,221          0.42
  Year ended 9/30/89.......        7.05           9.95            0.64           6.34          0.19          30,510          0.42
  Year ended 9/30/88.......        6.83          17.89            0.54           6.86          3.94          26,609          0.42
  10/15/86*- 9/30/87.......        6.21          (7.68)           0.52+          6.44+        20.16          24,434          0.39

Oregon Series--Class D
  Year ended 9/30/95.......        7.65           7.86            1.83           4.41          2.47           1,495          0.33
  2/1/94**- 9/30/94 .......        7.43          (4.76)           1.72+          4.32+         9.43++           843          0.22


                                                      Adjusted
                                       Adjusted       Ratio of
                                      Ratio of    Net Investment
                                     Expenses to       Income
                                     Average Net     to Average
                                       Assets#      Net Assets#
                                       -------      -----------
Minnesota Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  Year ended 9/30/86.......

Minnesota Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94 ......

Missouri Series--Class A
  Year ended 9/30/95.......             0.93%          5.26%
  Year ended 9/30/94.......             0.88           5.04
  Year ended 9/30/93.......             0.91           5.09
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......             0.89           6.43
  7/1/86*- 9/30/86.........             1.07+          5.42+

Missouri Series--Class D
  Year ended 9/30/95.......             2.03           4.18
  2/1/94** - 9/30/94 ......             1.80+          4.17+

New York Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  Year ended 9/30/86.......

New York Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94 ......

Ohio Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  Year ended 9/30/86.......

Ohio Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94 ......

Oregon Series--Class A
  Year ended 9/30/95.......             0.91           5.35
  Year ended 9/30/94.......             0.89           5.09
  Year ended 9/30/93.......             0.93           5.20
  Year ended 9/30/92.......             0.83           5.48
  Year ended 9/30/91.......             0.91           5.86
  Year ended 9/30/90.......             0.93           5.96
  Year ended 9/30/89.......             0.96           6.03
  Year ended 9/30/88.......             1.01           6.39
  10/15/86*- 9/30/87.......             1.11+          5.85+

Oregon Series--Class D
  Year ended 9/30/95.......             1.88           4.36
  2/1/94**- 9/30/94 .......             1.82+          4.22+

----------
 # During the periods stated, the Manager, at its discretion, reimbursed certain expenses and/or waived all or portions of its fees. The adjusted net investment income per share and adjusted ratios reflect what the results would have been had the Manager not reimbursed certain expenses and/or not waived its fees.
 *   Commencement of offering of Class A shares.
**   Commencement of offering of Class D shares.
 +   Annualized
++   For the year ended 9/30/94.



                                     12-13


                                                                        Increase
                                                        Net Realized   (Decrease)
                         Net Asset Value      Net       & Unrealized      from       Dividends    Distributions     Net Increase
Per Share Operating        at Beginning    Investment    Investment    Investment     Paid or        from Net      (Decrease) in
  Performance:              of Period       Income#     Gain (Loss)    Operations     Declared    Gain Realized   Net Asset Value
  ------------              ---------       -------     -----------    ----------     --------    -------------   ---------------
South Carolina Series--Class A
  Year ended 9/30/95.......   $7.61          $0.41          $0.37        $0.78         $(0.41)        $(0.01)           $0.36
  Year ended 9/30/94.......    8.52           0.41          (0.79)       (0.38)         (0.41)         (0.12)           (0.91)
  Year ended 9/30/93.......    8.00           0.43           0.54         0.97          (0.43)         (0.02)            0.52
  Year ended 9/30/92.......    7.71           0.45           0.31         0.76          (0.45)         (0.02)            0.29
  Year ended 9/30/91.......    7.23           0.46           0.52         0.98          (0.46)         (0.04)            0.48
  Year ended 9/30/90.......    7.37           0.48          (0.14)        0.34          (0.48)            --            (0.14)
  Year ended 9/30/89.......    7.21           0.48           0.17         0.65          (0.48)         (0.01)            0.16
  Year ended 9/30/88.......    6.67           0.50           0.54         1.04          (0.50)            --             0.54
  6/30/87*-9/30/87.........    7.14           0.11          (0.47)       (0.36)         (0.11)            --            (0.47)

South Carolina Series--Class D
  Year ended 9/30/95.......    7.61           0.34           0.37         0.71          (0.34)         (0.01)            0.36
  2/1/94** - 9/30/94 ......    8.42           0.22          (0.81)       (0.59)         (0.22)            --            (0.81)

California High-Yield Series--Class A
  Year ended 9/30/95.......    6.30           0.37           0.17         0.54          (0.37)            --             0.17
  Year ended 9/30/94.......    6.73           0.37          (0.34)        0.03          (0.37)         (0.09)           (0.43)
  Year ended 9/30/93.......    6.65           0.39           0.28         0.67          (0.39)         (0.20)            0.08
  Year ended 9/30/92.......    6.50           0.41           0.16         0.57          (0.41)         (0.01)            0.15
  Year ended 9/30/91.......    6.18           0.42           0.33         0.75          (0.42)         (0.01)            0.32
  Year ended 9/30/90.......    6.36           0.42          (0.07)        0.35          (0.42)         (0.11)           (0.18)
  Year ended 9/30/89.......    6.27           0.44           0.15         0.59          (0.44)         (0.06)            0.09
  Year ended 9/30/88.......    5.94           0.44           0.39         0.83          (0.44)         (0.06)            0.33
  Year ended 9/30/87.......    6.73           0.46          (0.53)       (0.07)         (0.46)         (0.26)           (0.79)
  Year ended 9/30/86.......    5.96           0.51           0.89         1.40          (0.51)         (0.12)            0.77

California High-Yield Series--Class D
  Year ended 9/30/95.......    6.31           0.31           0.17         0.48          (0.31)            --             0.17
  2/1/94**- 9/30/94........    6.67           0.21          (0.36)       (0.15)         (0.21)            --            (0.36)

California Quality Series--Class A
  Year ended 9/30/95.......    6.39           0.34           0.32         0.66          (0.34)         (0.06)            0.26
  Year ended 9/30/94.......    7.28           0.35          (0.73)       (0.38)         (0.35)         (0.16)           (0.89)
  Year ended 9/30/93.......    6.85           0.37           0.54         0.91          (0.37)         (0.11)            0.43
  Year ended 9/30/92.......    6.65           0.40           0.22         0.62          (0.40)         (0.02)            0.20
  Year ended 9/30/91.......    6.22           0.40           0.46         0.86          (0.40)         (0.03)            0.43
  Year ended 9/30/90.......    6.47           0.40          (0.13)        0.27          (0.40)         (0.12)           (0.25)
  Year ended 9/30/89.......    6.29           0.42           0.19         0.61          (0.42)         (0.01)            0.18
  Year ended 9/30/88.......    6.01           0.42           0.39         0.81          (0.42)         (0.11)            0.28
  Year ended 9/30/87.......    6.73           0.45          (0.59)       (0.14)         (0.45)         (0.13)           (0.72)
  Year ended 9/30/86.......    5.98           0.49           0.83         1.32          (0.49)         (0.08)            0.75

California Quality Series--Class D
  Year ended 9/30/95.......    6.38           0.28           0.31         0.59          (0.28)         (0.06)            0.25
  2/1/94**- 9/30/94 .......    7.13           0.19          (0.75)       (0.56)         (0.19)            --            (0.75)

Florida Series--Class A
  Year ended 9/30/95.......    7.34           0.40           0.37         0.77          (0.40)            --             0.37
  Year ended 9/30/94.......    8.20           0.42          (0.74)       (0.32)         (0.42)         (0.12)           (0.86)
  Year ended 9/30/93.......    7.56           0.46           0.65         1.11          (0.46)         (0.01)            0.64
  Year ended 9/30/92.......    7.37           0.47           0.19         0.66          (0.47)            --             0.19
  Year ended 9/30/91.......    6.90           0.43           0.47         0.90          (0.43)            --             0.47
  Year ended 9/30/90.......    6.99           0.45          (0.09)        0.36          (0.45)            --            (0.09)
  Year ended 9/30/89.......    6.71           0.46           0.28         0.74          (0.46)            --             0.28
  Year ended 9/30/88.......    6.02           0.47           0.69         1.16          (0.47)            --             0.69
  11/17/86*- 9/30/87.......    7.14           0.40          (1.12)       (0.72)         (0.40)            --            (1.12)

Florida Series--Class D
  Year ended 9/30/95.......    7.34           0.34           0.38         0.72          (0.34)            --             0.38
    2/1/94**- 9/30/94 .....    8.10           0.24          (0.76)       (0.52)         (0.24)            --            (0.76)

North Carolina Series--Class A
  Year ended 9/30/95.......    7.30           0.39           0.45         0.84          (0.39)         (0.01)            0.44
  Year ended 9/30/94.......    8.22           0.41          (0.87)      (0.46)          (0.41)         (0.05)           (0.92)
  Year ended 9/30/93.......    7.61           0.43           0.63         1.06          (0.43)         (0.02)            0.61
  Year ended 9/30/92.......    7.39           0.44           0.22         0.66          (0.44)            --             0.22
  Year ended 9/30/91.......    7.04           0.45           0.35         0.80          (0.45)            --             0.35
  8/27/90*- 9/30/90........    7.14           0.03          (0.10)       (0.07)         (0.03)            --            (0.10)

North Carolina Series--Class D
  Year ended 9/30/95.......    7.29           0.33           0.46         0.79          (0.33)         (0.01)            0.45
  2/1/94**- 9/30/94 .......    8.17           0.23          (0.88)       (0.65)         (0.23)            --            (0.88)


                                                                               Ratio of
                                                                                 Net
                                               Total Return      Ratio of     Investment                                Adjusted Net
                                 Net Asset       Based on        Expenses       Income                  Net Assets at     Invesment
Per Share Operating               Value at      Net Asset       to Average    to Average   Portfolio    End of Period       Income
  Performance:                 End of Period      Value        Net Assets#   Net Assets#    Turnover   (000's omitted)    Per Share#
  ------------                 -------------      -----        -----------   -----------    --------   ---------------    ----------
South Carolina Series--Class A
  Year ended 9/30/95.......         $7.97        10.69%           0.88%          5.38%        4.13%       $112,421
  Year ended 9/30/94.......          7.61        (4.61)           0.83           5.12         1.81         115,133
  Year ended 9/30/93.......          8.52        12.52            0.85           5.19        17.69         120,589
  Year ended 9/30/92.......          8.00        10.08            0.81           5.71         3.37          82,882
  Year ended 9/30/91.......          7.71        13.95            0.81           6.14         9.05          63,863         $0.45
  Year ended 9/30/90.......          7.23         4.48            0.73           6.47        15.26          49,234          0.47
  Year ended 9/30/89.......          7.37         9.41            0.68           6.48         0.03          46,487          0.46
  Year ended 9/30/88.......          7.21        16.18            0.33           7.03        12.36          26,385          0.45
  6/30/87*-9/30/87.........          6.67        (5.37)           0.02+          6.34+          --          12,033          0.08

South Carolina Series--Class D
  Year ended 9/30/95.......          7.97         9.63            1.85           4.40         4.13           1,704
  2/1/94** - 9/30/94 ......          7.61        (7.14)           1.74+          4.29+        1.81++         1,478

California High-Yield Series--Class A
  Year ended 9/30/95.......          6.47         8.85            0.90           5.84        17.64          51,504
  Year ended 9/30/94.......          6.30         0.41            0.85           5.74         8.36          48,007
  Year ended 9/30/93.......          6.73        10.66            0.88           5.94         7.70          51,218
  Year ended 9/30/92.......          6.65         9.00            0.82           6.20        45.50          49,448
  Year ended 9/30/91.......          6.50        12.53            0.83           6.67         5.13          49,172
  Year ended 9/30/90.......          6.18         5.57            0.89           6.68        17.66          49,312
  Year ended 9/30/89.......          6.36         9.61            0.89           6.85        14.70          51,079
  Year ended 9/30/88.......          6.27        14.72            0.91           7.17        20.79          53,037
  Year ended 9/30/87.......          5.94        (1.46)           0.83           7.07        16.89          56,598
  Year ended 9/30/86.......          6.73        24.79            0.66           7.88        54.08          51,046          0.50

California High-Yield Series--Class D
  Year ended 9/30/95.......          6.48         7.78            1.91           4.84        17.64           1,277
  2/1/94**- 9/30/94........          6.31        (2.47)           1.74+          4.73+        8.36++           650

California Quality Series--Class A
  Year ended 9/30/95.......          6.65        10.85            0.89           5.34        11.24          94,947
  Year ended 9/30/94.......          6.39        (5.46)           0.81           5.20        22.16          99,020
  Year ended 9/30/93.......          7.28        13.92            0.82           5.30        15.67         111,732
  Year ended 9/30/92.......          6.85         9.56            0.78           5.86        34.25          93,557
  Year ended 9/30/91.......          6.65        14.35            0.78           6.19        20.11          77,884
  Year ended 9/30/90.......          6.22         4.22            0.83           6.31        28.61          61,854
  Year ended 9/30/89.......          6.47         9.86            0.85           6.53        57.85          59,258
  Year ended 9/30/88.......          6.29        14.37            0.86           6.74        46.47          58,608
  Year ended 9/30/87.......          6.01        (2.59)           0.77           6.76        15.17          58,872
  Year ended 9/30/86.......          6.73        23.06            0.67           7.36        28.66          53,388          0.48

California Quality Series--Class D
  Year ended 9/30/95.......          6.63         9.61            1.88           4.36        11.24             863
  2/1/94**- 9/30/94 .......          6.38        (8.01)           1.77+          4.39+       22.16++           812

Florida Series--Class A
  Year ended 9/30/95.......          7.71        10.87            0.72           5.38        11.82          49,030          0.37
  Year ended 9/30/94.......          7.34        (3.99)           0.42           5.49         6.17          49,897          0.38
  Year ended 9/30/93.......          8.20        15.21            0.23           5.82        16.42          52,855          0.40
  Year ended 9/30/92.......          7.56         9.24            0.17           6.32        12.62          37,957          0.41
  Year ended 9/30/91.......          7.37        13.41            0.90           6.00           --          28,173          0.42
  Year ended 9/30/90.......          6.90         5.23            0.65           6.44        13.08          24,025          0.44
  Year ended 9/30/89.......          6.99        11.28            0.69           6.61         2.41          23,062          0.44
  Year ended 9/30/88.......          6.71        19.82            0.67           7.18         1.07          20,457          0.45
  11/17/86*- 9/30/87.......          6.02       (10.74)           0.50+          6.85+       28.52          22,228          0.37

Florida Series--Class D
  Year ended 9/30/95.......          7.72        10.07            1.66           4.53        11.82             603          0.31
    2/1/94**- 9/30/94 .....          7.34        (6.64)           1.29+          4.61+        6.17++           244          0.21

North Carolina Series--Class A
  Year ended 9/30/95.......          7.74        11.92            0.82           5.21         4.38          37,446          0.36
  Year ended 9/30/94.......          7.30        (5.80)           0.44           5.29        15.61          38,920          0.35
  Year ended 9/30/93.......          8.22        14.46            0.23           5.44         3.13          38,828          0.35
  Year ended 9/30/92.......          7.61         9.23            0.14           5.83        12.51          21,836          0.34
  Year ended 9/30/91.......          7.39        11.97            0.07           6.10           --           9,255          0.22
  8/27/90*- 9/30/90........          7.04        (1.40)           0.94+          4.48+          --           1,377          0.01

North Carolina Series--Class D
  Year ended 9/30/95.......          7.74        11.19            1.64           4.42         4.38           1,257          0.31
  2/1/94**- 9/30/94 .......          7.29        (8.15)           1.27+          4.49+       15.61++         1,282          0.20


                                                          Adjusted
                                           Adjusted       Ratio of
                                          Ratio of    Net Investment
                                         Expenses to       Income
                                         Average Net     to Average
                                           Assets#      Net Assets#
                                           -------      -----------
South Carolina Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......                 0.91%          6.04%
  Year ended 9/30/90.......                 0.84           6.35
  Year ended 9/30/89.......                 0.88           6.28
  Year ended 9/30/88.......                 1.00           6.36
  6/30/87*-9/30/87.........                 2.08+          4.28+

South Carolina Series--Class D
  Year ended 9/30/95.......
  2/1/94** - 9/30/94 ......

California High-Yield Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  Year ended 9/30/86.......                 0.80           7.73

California High-Yield Series--Class D
  Year ended 9/30/95.......
  2/1/94**- 9/30/94........

California Quality Series--Class A
  Year ended 9/30/95.......
  Year ended 9/30/94.......
  Year ended 9/30/93.......
  Year ended 9/30/92.......
  Year ended 9/30/91.......
  Year ended 9/30/90.......
  Year ended 9/30/89.......
  Year ended 9/30/88.......
  Year ended 9/30/87.......
  Year ended 9/30/86.......                 0.80           7.23

California Quality Series--Class D
  Year ended 9/30/95.......
  2/1/94**- 9/30/94 .......

Florida Series--Class A
  Year ended 9/30/95.......                 1.03           5.07
  Year ended 9/30/94.......                 1.00           4.91
  Year ended 9/30/93.......                 1.03           5.01
  Year ended 9/30/92.......                 1.02           5.47
  Year ended 9/30/91.......                 1.15           5.75
  Year ended 9/30/90.......                 0.90           6.20
  Year ended 9/30/89.......                 0.94           6.36
  Year ended 9/30/88.......                 0.91           6.93
  11/17/86*- 9/30/87.......                 1.01+          6.35+

Florida Series--Class D
  Year ended 9/30/95.......                 1.97           4.22
    2/1/94**- 9/30/94 .....                 1.84+          4.06+

North Carolina Series--Class A
  Year ended 9/30/95.......                 1.18           4.85
  Year ended 9/30/94.......                 1.13           4.60
  Year ended 9/30/93.......                 1.22           4.45
  Year ended 9/30/92.......                 1.40           4.57
  Year ended 9/30/91.......                 3.22           2.96
  8/27/90*- 9/30/90........                 4.48+          1.04+

North Carolina Series--Class D
  Year ended 9/30/95.......                 2.00           4.06
  2/1/94**- 9/30/94 .......                 1.95+          3.82+

----------
 # During the periods stated, the Manager, at its discretion, reimbursed certain expenses and/or waived all or portions of its fees. The adjusted net investment income per share and adjusted ratios reflect what the results would have been had the Manager not reimbursed certain expenses and/or not waived its fees.
 *   Commencement of offering of Class A shares.
**   Commencement of offering of Class D shares.
 +   Annualized
++   For the year ended 9/30/94.



                                     14-15

ALTERNATIVE DISTRIBUTION SYSTEM

     Each Series offers two classes of shares. Class A shares are sold to investors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing charges. Class D shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within one year of purchase, a CDSL. The Alternative Distribution System allows investors to choose the method of purchasing shares that is most beneficial in light of the amount of the purchase, the length of time the shares are expected to be held and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales load and be subject to lower ongoing charges, as discussed below, or to have the entire initial purchase price invested in a Series with the investment thereafter being subject to higher ongoing charges and, for a one-year period, a CDSL.


     Investors who qualify for reduced sales loads, as described under "Purchase Of Shares" below, might choose to purchase Class A shares because Class A shares would be subject to lower ongoing fees. The amount invested in a Series, however, is reduced by the initial sales load deducted at the time of purchase.


     Investors who do not qualify for reduced initial sales loads but expect to maintain their investment for an extended period of time might also purchase Class A shares because over time the accumulated continuing distribution fee of Class D shares may exceed the initial sales load and lower distribution fee of Class A shares. This consideration must be weighed against the fact that the amount invested in a Series will be reduced by the initial sales load deducted at the time of purchase. Furthermore, the distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class D alternative.


     Alternatively, some investors might choose to have all of their funds invested initially by purchasing Class D shares, although remaining subject to a higher continuing distribution fee and, for a one-year period, a CDSL as described below. For example, an investor who does not qualify for reduced sales loads would have to hold Class A shares for more than 6.33 years for the Class D distribution fee to exceed the initial sales load plus the distribution fee on Class A shares. This example does not take into account the time value of money which further reduces the impact of the Class D shares' 1% distribution fee, fluctuations in net asset value or the effect of the return on the investment over this period of time.

     The two classes of shares of a Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or applicable state law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution fee of each class. Class D shares bear higher distribution expenses which will cause the Class D shares to pay lower dividends than the Class A shares. The two classes also have separate exchange privileges.

     The Directors or Trustees of each Fund believe that no conflict of interest currently exists between the Class A and Class D shares. On an ongoing basis, they, in the exercise of their fiduciary duties under the 1940 Act and applicable state law, will seek to ensure that no such conflict arises. For this purpose, they will monitor the Funds for the existence of any material conflict among the classes and will take such action as is reasonably necessary to eliminate any such conflicts that may develop.



     Differences Between Classes. The primary distinctions between Class A and Class D shares are their sales load structures and ongoing expenses as set forth below. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

                                        Annual 12b-1 Fees
                                        (as a % of average
                  Sales Load            daily net assets)   Other Information
                  ----------            -----------------   -----------------

Class A           Maximum initial       Service fee of      Initial sales load
                  sales load of 4.75%   .25%.               waived or reduced
                  of the public                             for certain
                  offering price.                           purchases.

Class D           None                  Service fee of      CDSL of 1% on
                                        .25%; Distribution  redemptions within
                                        fee of .75%.        one year of
                                                            purchase.



INVESTMENT OBJECTIVES AND POLICIES


Tax-Exempt Securities


     As used in this Prospectus, "tax-exempt securities" refers to short-term notes, commercial paper and intermediate and long-term bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions (such as counties, cities, boroughs, townships, school districts and authorities), agencies, and instrumentalities, the interest on which is, in the opinion of counsel to the issuers, exempt from regular federal income taxes and, in certain instances, applicable state or local income taxes. Such securities are traded primarily in the over-the-counter market.


     Tax-exempt bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Tax-exempt bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions and for general operating expenses.


     The two principal classifications of tax-exempt bonds are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. In addition, certain types of "industrial development bonds" issued by or on behalf of public authorities to obtain funds for privately-operated facilities are eligible for purchase, provided that the interest paid thereon qualifies as exempt from federal income taxes and, in certain instances, applicable state and/or local taxes. Tax-exempt industrial development bonds do not generally carry the pledge of the credit of the issuing municipality. Interest earned from certain tax-exempt securities (including certain industrial development bonds) that are private activity bonds, as defined in the Internal Revenue Code of 1986, as amended, is treated as a preference item for purposes of the alternative minimum tax. In the event a Series invests in tax-exempt securities whose interest is subject to the alternative minimum tax, no more than 20% of such Series' assets would be invested in such securities, together with securities the interest on which is subject to federal, state of local income tax.


     Tax-exempt notes generally are issued to provide for short-term capital needs and generally have maturities of 5 years or less. They include such securities as Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper are short-term obligations generally having a maturity of less than nine months.

     It should be noted that tax-exempt securities may be adversely affected by local political and economic conditions and developments within a particular state. For example, adverse conditions in an industry that is significant to the state could have a correspondingly adverse effect on specific issuers within the state or on anticipated revenue of the issuing state; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenue. The value of tax-exempt securities is dependent on a variety of factors, including general conditions in the money markets or the municipal bond markets, political and economic factors nationally or within a state, the size of the particular offering, the supply of tax-exempt bonds, the maturity of the obligation, the credit quality and rating of the issue and the assistance provided to the bond issuing authority by the applicable state. Under normal market conditions, if general market interest rates are increasing, the prices of bonds will decrease. In a market of decreasing interest rates, the opposite will generally be true. In either case, the longer the maturity, the greater the effect. A more detailed description of the tax-exempt securities in which each Series may invest and special factors relating to them is set forth in the Series' Statement of Additional Information.

Seligman New Jersey Tax-Exempt Fund, Inc.

     The New Jersey Fund is a non-diversified, open-end management investment company, as defined in the 1940 Act, or mutual fund, incorporated in Maryland on March 13, 1987.

     The New Jersey Fund seeks to maximize income exempt from federal income tax and New Jersey personal income tax to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain by investing in New Jersey tax-exempt securities that are rated investment grade on the date of investment. The New Jersey Fund also may invest in New Jersey tax-exempt securities that, while not rated as investment grade, are not rated lower than B by S&P or Moody's, or if not rated, are believed, based upon credit analysis by the Manager, to have at least comparable credit to B rated securities. There can be no assurance that the Fund will be able to meet its investment objective.


     The Fund will attempt to invest 100%, and as a matter of fundamental policy will invest at least 80%, of the value of its net assets in securities the interest on which is exempt from federal income tax and New Jersey personal income tax. However, in abnormal market conditions if, in the judgment of the Manager, tax-exempt securities satisfying the Fund's objective may not be purchased or for other temporary defensive purposes, the Fund may make investments in securities the interest on which is exempt only from federal income tax, such as securities issued by states other than New Jersey, or is exempt only from New Jersey personal income tax, such as securities issued by the U.S. Government (such as Treasury bills, notes and bonds), its agencies, instrumentalities or authorities. Moreover, under such conditions, the Fund may also make temporary investments in fixed-income securities the interest on which is not exempt from either federal income tax or New Jersey personal income tax. Such investments will be substantially in highly-rated corporate debt securities (rated AA--, or better, by S&P or Aa3, or better, by Moody's), prime commercial paper (rated A-1+/A-1 by S&P or P-1 by Moody's), and certificates of deposit of "Acceptable Banking Institutions." Acceptable Banking Institutions are defined as the 100 largest (based on assets) banks that are subject to regulatory supervision by the U.S. Government or state governments and the 50 largest (based on assets) foreign banks with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of U.S. banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits. The Fund is permitted to purchase project notes and standby commitments; however, the Fund has no present intention of investing in such securities.


Seligman Pennsylvania Tax-Exempt Fund Series

     The Pennsylvania Fund is a non-diversified, open-end management investment company organized as an unincorporated trust under the laws of the Commonwealth of Pennsylvania by a Declaration of Trust dated May 13, 1986.

     The Pennsylvania Fund seeks high tax-exempt income consistent with preservation of capital by investing in Pennsylvania tax-exempt securities that are rated investment grade on the date of investment. The Pennsylvania Fund also may invest in unrated Pennsylvania tax-exempt securities if, based upon credit analysis by the Manager, it is believed that such securities are of comparable quality to investment grade securities. The securities which the Pennsylvania Fund will hold ordinarily will have maturities in excess of one year. There can be no assurance that the Fund will be able to meet its investment objective.

     The Fund will attempt to invest 100%, and as a matter of fundamental policy will invest at least 80%, of the value of its net assets in securities the interest on which is exempt from federal and Pennsylvania income taxes. However, in abnormal market conditions if, in the judgment of the Manager, tax-exempt securities satisfying the Fund's objectives can not be purchased, the Fund may make temporary investments in securities the interest on which is exempt only from federal income tax, such as securities issued by states other than
Pennsylvania , or is exempt only from Pennsylvania income tax, such as securities issued by the U.S. Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities. Moreover, under such conditions, the Fund may make temporary investments in fixed-income securities the interest on which is not exempt from either federal or Pennsylvania income taxes. Such investments will be substantially in highly-rated corporate debt securities (rated AA--, or better, by S&P or Aa3, or better, by Moody's), prime commercial paper (rated A-1+/A-1 by S&P or P-1 by Moody's) and certificates of deposit of Acceptable Banking Institutions, as defined under "Seligman New Jersey Tax-Exempt Fund, Inc." Investments in certificates of deposit of foreign banks and foreign branches of U.S. banks may involve certain risks, as described above.


     Although the underlying value and quality of particular securities will be considered in selecting investments for the Fund, capital appreciation will not be a factor. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to eliminate unsafe investments and investments not consistent with the preservation of the capital or tax status of the Fund; honor redemption orders; meet anticipated redemption requirements and negate gains from discount purchases; reinvest the earnings from portfolio securities in like securities; or defray normal administration expenses.

     The Fund is authorized to purchase standby commitments; however, the Fund has no present intention of investing in such securities.

Seligman Tax-Exempt Fund Series, Inc.

     The Tax-Exempt Fund is a non-diversified, open-end management investment company, as defined in the 1940 Act, incorporated in Maryland on August 8, 1983. The Tax-Exempt Fund consists of a National Series and twelve state Series, as described below. The Tax-Exempt Fund State Series offer investments in the following states:

         Colorado                           Minnesota
         Georgia                            Missouri
         Louisiana                          New York
         Maryland                           Ohio
         Massachusetts                      Oregon
         Michigan                           South Carolina

     National Series seeks to maximize income exempt from federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain. Under normal market conditions, the National Series attempts to invest 100%, and as a matter of fundamental policy will invest at least 80%, of the value of its net assets in securities of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes. There can be no assurance that the Series will be able to meet its investment objective.


     Tax-Exempt Fund State Series each seek to maximize income exempt from federal income taxes and from the personal income taxes of its designated state to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain. Each State Series attempts to invest 100%, and as a matter of fundamental policy invests at least 80%, of the value of its net assets in securities the interest on which is exempt from federal income taxes and from the personal income taxes of the designated state. Each State Series may also invest in tax-exempt securities of issuers outside its designated state if such securities bear interest that is exempt from federal income taxes and personal income taxes of the state. If, in abnormal market conditions, in the judgment of the Manager, tax-exempt securities satisfying the investment objective of any of the State Series are not available or for other defensive purposes, such State Series may temporarily invest up to 20% of the value of its net assets in instruments the interest on which is exempt from federal income taxes, but not State personal income taxes. Such securities would include those set forth under "Tax-Exempt Securities" above, that would otherwise meet the Series' objective. There can be no assurance that a Series will be able to meet its investment objective.


     Each State Series and the National Series are expected to invest principally, without percentage limitations, in tax-exempt securities that are rated investment grade on the date of investment. Each Series also may invest in unrated tax-exempt securities if, based upon credit analysis by the Manager, it is believed that such securities are of comparable quality to investment grade securities.


     In unusual circumstances, the Tax-Exempt Fund may invest up to 20% of the value of its net assets on a temporary basis in fixed-income securities, the interest on which is subject to federal, state or local income tax, pending the investment or reinvestment in tax-exempt securities of proceeds of sales of shares or sales of portfolio securities or in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the U.S. Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated AA-, or better, by S&P or Aa3, or better, by Moody's); prime commercial paper (rated A-1+/A-1 by S&P or P-1 by Moody's) and certificates of deposit of Acceptable Banking
Institutions, as defined under "Seligman New Jersey Tax-Exempt Fund, Inc." Investments in certificates of deposit of foreign banks and foreign branches of U.S. banks may involve certain risks, as described above.


Seligman Tax-Exempt Series Trust

     The Tax-Exempt Trust is a non-diversified open-end management investment company, organized as an unincorporated business trust under the laws of Massachusetts on July 27, 1984. The Tax-Exempt Trust consists of Seligman North Carolina Tax-Exempt Series, Seligman Florida Tax-Exempt Series, Seligman California Tax-Exempt Quality Series and Seligman California Tax-Exempt High-Yield Series.


     Seligman North Carolina Tax-Exempt Series (the "North Carolina Series") and Seligman Florida Tax-Exempt Series (the "Florida Series") each seek high income exempt from federal income taxes (and with respect to the North Carolina Series, North Carolina personal income taxes) consistent with preservation of capital and with consideration given to capital gain by investing in North Carolina or Florida tax-exempt securities, as applicable, and investment grade commercial paper rated within the two highest rating categories, on the date of investment. Each Series also may invest in unrated tax-exempt securities if, based upon credit analysis by the Manager and under the supervision of the Trustees, it is believed that such securities are of comparable quality to investment grade securities. There can be no assurance that a Series will be able to meet its investment objective.

     Each Series will attempt to invest 100%, and as a matter of fundamental policy will invest at least 80%, of the value of its net assets in North Carolina or Florida tax-exempt securities, as applicable, the interest on which is exempt from federal taxes and, if applicable, North Carolina personal taxes. However, in abnormal market conditions if, in the judgment of the Manager, North Carolina or Florida tax-exempt securities satisfying the Series' objective may not be purchased, the Tax-Exempt Trust may make temporary investments in securities issued by states other than North Carolina or Florida. Moreover, under such conditions and for defensive purposes, a Series may make temporary investments in high-quality securities, the interest on which is not exempt from federal income tax or, if applicable, North Carolina personal taxes. Investments in taxable securities will be substantially in securities issued or guaranteed by the U.S. Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated AA--, or better, by S&P or Aa3, or better, by Moody's); prime commercial paper (rated A-1+/A-1 by S&P or P-1 by Moody's) and certificates of deposit of
Acceptable Banking Institutions, as defined under "Seligman New Jersey Tax-Exempt Fund, Inc." Investments in certificates of deposit of foreign banks and foreign branches of U.S. banks may involve certain risks, as described above.

     Each Series is permitted to purchase project notes and standby commitments; however, neither Series has any present intention of investing in such securities.

     Seligman California Tax-Exempt Quality Series (the "California Quality Series") seeks high income exempt from federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain by investing in California tax-exempt securities that on the date of investment are within the three highest ratings of Moody's (Aaa, Aa, A for bonds; MIG1, MIG2, MIG3, for notes; P-1 for commercial paper) or S&P (AAA, AA, A for bonds; SP-1, SP-2 for notes; A-1+, A-1/A-2 for commercial paper). The Series also may invest in unrated California tax-exempt securities if, based upon credit analysis by the Manager, it is believed that such securities are of comparable quality to the rated securities in which the series may invest. The securities held by the Series ordinarily will have maturities in excess of one year. There can be no assurance that the Series will be able to meet its investment objective.


     Seligman California Tax-Exempt High-Yield Series (the "California High-Yield Series") seeks the maximum income exempt from federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain by investing in California tax-exempt securities that on the date of investment are rated within the medium to lower rating categories by Moody's (Baa or lower for bonds; MIG3 or lower for notes; P-2 or lower for commercial paper) or S&P (BBB or lower for bonds; A-2 or lower for commercial paper). The Series may invest in unrated California tax-exempt securities if, based upon credit analysis by the Manager, it is believed that such securities are of comparable quality to securities with a medium or low credit rating. The Securities held by the Series ordinarily will have maturities in excess of one year. There can be no assurance that the Series will be able to meet its investment objective.

     The securities in which this Series invests generally involve greater volatility of price and risk of loss of principal and income than securities in higher rating categories. Shares of this Series are appropriate only for those investors who can bear the risk inherent in seeking the highest tax-exempt yields.


     During the fiscal year ended September 30, 1995 the weighted average ratings of the California tax-exempt long-term securities held by the California High-Yield Series were as follows:

                                                          Percentage of Total
                           S&P/Moody's Ratings                Investments
                           -------------------                -----------

          AAA/Aaa ..............................................   14%
          AA/Aa ................................................    7%
          A/A ..................................................   25%
          BBB/Baa ..............................................   13%
          BB/Ba ................................................   --
          B/B ..................................................   --
          CCC/Caa ..............................................   --
          Unrated ..............................................   40%


     California tax-exempt securities in the fourth rating category of Moody's and S&P, although commonly referred to as investment grade, may have some speculative characteristics that may affect the issuer's ability to pay interest and repay principal. California tax- exempt securities rated below the fourth category are subject to greater risk of loss of principal and interest than higher-rated securities, as they are predominantly speculative with respect to the issuer's ability to pay interest and repay principal. California tax-exempt securities rated below BBB by S&P or Baa by Moody's are also more susceptible to price volatility due to general economic conditions and changes in interest rates. Since tax-exempt securities are purchased from and sold to dealers, prices at which these securities are sold will be affected by the degree of interest of dealers to bid for them. In certain markets, dealers may be unwilling to make bids for the securities of certain issuers that the seller considers reasonable. Furthermore, because the net asset value of the Series' shares reflects the degree of willingness of dealers to bid for California tax-exempt securities, the price of the Series' shares may be subject to greater fluctuation.

     Moody's and S&P's ratings are generally accepted measures of credit risk. They are, however, subject to certain limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future conditions. Ratings also are not updated continuously. For a detailed description of the ratings, see Appendix A to the Series' Statement of Additional Information.

     The Manager attempts to minimize the risks to the Series inherent in the investment in lower-rated California tax-exempt securities through analysis of the particular issuer and security, trends in interest rates and local and general economic conditions, diversification and when appropriate by investing a substantial portion of the Series' assets in California tax-exempt securities rated in the fourth rating category or higher.


     Each of California Quality Series and California High-Yield Series will attempt to invest 100%, and as a matter of fundamental policy will invest at least 80%, of the value of its net assets in securities the interest on which is exempt from federal and California personal income taxes. However, in abnormal market conditions if, in the judgment of the Manager, tax-exempt securities satisfying a Series' objective may not be purchased, a Series may make temporary investments in securities the interest on which is exempt only from federal income tax, such as securities issued by states other than California. Moreover, under such conditions, a Series may make temporary investments in high-quality securities the interest on which is not exempt from either federal or California personal income taxes. Investments in taxable securities will be substantially in securities issued or guaranteed by the U.S. Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated AA--, or better, by S&P or Aa3, or better, by Moody's); prime commercial paper (rated A-1+/A-1 by S&P or P-1 by Moody's) and certificates of deposit of Acceptable Banking Institutions, as defined above under "Seligman New Jersey Tax-Exempt Fund, Inc." Investments in certificates of deposit of foreign banks and foreign branches of U.S. banks may involve certain risks, as described above.


     Furthermore, when economic or market conditions warrant, the California High-Yield Series may assume a temporary defensive position and invest up to 25% of the value of its net assets in California tax-exempt securities rated within the three highest rating categories of Moody's or S&P. The securities which the Series will hold under this circumstance may have maturities of less than one year.

     Each of the California Quality Series and the California High-Yield Series may enter into stand-by commitments. Under a stand-by commitment, a Series obligates a dealer to repurchase at the Series' option specified securities at a specified price. The exercise of a stand-by commitment is subject to the ability of the dealer to make payment on demand. A Series would acquire stand-by commitments solely to facilitate portfolio liquidity and not for trading purposes. Prior to investing in stand-by commitments the Tax-Exempt Trust, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the Securities and Exchange Commission will provide such authorization.

     The price which a Series would pay for tax-exempt securities with stand-by commitments generally would be higher than the price which otherwise would be paid for the tax-exempt securities alone. A Series will only purchase
obligations   with   stand-by   commitments   from  sellers  the  Manager  deems
creditworthy.

     Stand-by commitments with respect to portfolio securities of a Series with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such stand-by commitment is carried as an unrealized loss from the time of purchase until it is exercised or expires. Stand-by commitments with respect to portfolio securities of a Series with maturities of 60 days or more which are separate from the underlying portfolio securities and the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of the value of such a stand-by commitment, consider among other factors the creditworthiness of the writer of the stand-by commitment, the duration of the stand-by commitment, the dates on which or the periods during which the stand-by commitment may be exercised and the applicable rules and regulations of the Securities and Exchange Commission.

General

     Each Fund, as a non-diversified investment company, is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. However, each Series will comply with the diversification requirements of the Internal Revenue Code of 1986, as amended, and has therefore adopted an investment restriction, which may not be changed without shareholder vote (except for the New Jersey Fund), prohibiting each Series from purchasing with respect to 50% of the value of the respective Series' total assets, securities of any issuer if immediately thereafter more than 5% of such Series' total assets would be invested in the securities of any single issuer. Furthermore, as a matter of policy, with respect to 75% of each Series' assets, the respective Series may not purchase any revenue bonds if thereafter more than 5% of such Series' assets would be invested in revenue bonds of a single issuer. This policy is not fundamental and may be changed by the Directors or Trustees, as applicable, without shareholder approval. In the view of the Manager, the above restriction and policy reduce the risk that might otherwise be associated with an investment in a non-diversified investment company.

     As a matter of policy, the Directors or Trustees, as applicable, will not change a Series' investment objective without a vote of a majority of the outstanding voting security of that Series. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Series or (2) 67% or more of the shares of the Series present at a shareholder's meeting if more than 50% of the outstanding shares of the Series are represented at the meeting in person or by proxy.

     A more detailed list of each Series' investment policies, including a list of those restrictions or investment activities that cannot be changed without a vote of a majority of the outstanding voting securities of a Series appears in the Series' Statement of Additional Information.



     Investment grade bonds and notes are within the four highest credit rating categories, and investment grade commercial paper is within the two highest credit rating categories, of Moody's (Aaa, Aa, A, Baa for bonds; MIG 1, MIG 2, MIG 3, MIG 4 for notes; P-1--P-2 for commercial paper) or S&P (AAA, AA, A, BBB for bonds; SP-1--SP-2 for notes; A-1+, A-1/A-2 for commercial paper). Although bonds and notes rated in the fourth credit rating category are commonly referred to as investment grade they may have speculative characteristics. Such characteristics may under certain circumstances lead to a greater degree of market fluctuations in the value of such securities than do higher rated tax-exempt securities of similar maturities. A detailed discussion of such characteristics and circumstances and their effect upon each Series appears in the Statements of Additional Information under the heading "Investment Objectives, Policies And Risks." A description of the credit ratings is contained in Appendix A to the Statements of Additional Information.


     Illiquid Securities. Each Series may invest up to 15% of the value of its net assets in illiquid securities including "restricted securities", i.e., securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public or securities that may be sold only in privately negotiated transactions and certain participation interests in domestic banks. The Funds may, however, invest without regard to the limitation on illiquid securities in lease obligations which the Manager, in accordance with guidelines that have been adopted by the Board of Directors or Trustees, as applicable, and subject to their supervision, determines to be liquid. The Manager will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's, or BBB or better by S&P. Unrated lease obligations (or those below investment grade, where applicable) will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. The Manager must, among other things, review the creditworthiness of the municipality obligated to make payment under the unrated (or below investment grade, where applicable) lease obligation and consider such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.


     When lssued Securities. Each Series may purchase tax-exempt securities on a "when issued" basis, which means that delivery of and payment for such securities normally take place within 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result the yields obtained and the market value on such securities may be higher or lower on the date when the instruments are actually delivered to the buyer. A Series will generally purchase a tax-exempt security sold on a when issued basis with the intention of actually acquiring the securities on the settlement date. Any gain realized from any such sale of securities will be subject to federal and state taxes.


     A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Funds' Custodian in connection with any purchase of when issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. A Series meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of securities held in the separate account, sale of other securities or, although they would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a greater or lesser value than the Series' payment obligations).


     Variable and Floating Rate Obligations. The interest rates payable on certain securities in which a Series may invest are not fixed and may fluctuate based upon changes in market rates. The interest rate on variable rate obligations is adjusted at predesignated periods and on floating rate obligations whenever there is a change in the market rate of interest on which the floating rate is based.


     The interest rate is set as a specific percentage of a designated base rate, such as the rate on a Treasury Bond or Bill or the prime rate at a major commercial bank. Such a bond generally provides that a Series can demand payment of the bond upon seven days' notice at an amount equal to par plus accrued interest, which amount, in unusual circumstances, may be more or less than the amount a Series paid for the bond.

     The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Series is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by a Series through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.


     Participation Interests. From time to time, a Series may purchase from banks participation interests in all or part of specific holdings of tax-exempt securities. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of a Series.

     Borrowing. Each Series may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. A Series will not purchase additional portfolio securities if such Series has outstanding borrowings in excess of 5% of the value of its total assets.


MANAGEMENT SERVICES


     The Manager. The Board of Directors or Trustees, as applicable, provides broad supervision over the affairs of the Funds. Pursuant to Management Agreements approved by the Directors or Trustees and the shareholders of each Series, the Manager manages the investment of the assets of each Series and administers its business and other affairs. The address of the Manager is 100 Park Avenue, New York, NY 10017.

     In addition to serving the Funds, the Manager serves as manager of thirteen other investment companies which, together with the Funds, make up the "Seligman Group." The thirteen other companies are Seligman Capital Fund, Inc., Seligman
Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman
Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc. and Tri-Continental Corporation. The aggregate assets of the Seligman Group were approximately $11.1 billion at December 31, 1995. The Manager also provides investment management or advice to individual and institutional accounts having a value of approximately $4.1 billion.


     Mr. William C. Morris is Chairman and President of the Manager and Chairman of the Board and Chief Executive Officer of each Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

     The Manager also provides senior management for Seligman Data Corp., a wholly owned subsidiary of certain investment companies in the Seligman Group, which performs, at cost, certain recordkeep-ing functions for each Fund, maintains the records of shareholder investment accounts and provides related services.

     The Manager is entitled to receive a management fee for its services, calculated daily and payable monthly, equal to .50% of the average daily net assets of the Series on an annual basis. The Manager has from time to time voluntarily waived a portion of its management fee with respect to one or more of the Series. Each Fund pays all its expenses other than those assumed by the Manager; expenses are allocated among the Series of the Tax-Exempt Fund and of the Tax-Exempt Trust in a manner determined by the Directors or Trustees to be fair and equitable. The management fee paid by each Series expressed as a percentage of average daily net assets of that Series is presented in the following table for the fiscal year ended September 30,1995. Total expenses for each Series' Class A and D shares, expressed as an annualized percentage of average daily net assets, are also presented in the following table for the year ended September 30, 1995.

--------------------------------------------------------------------------------

                                                           Annualized Expense
                                      Management Fee Rate       Ratios for
                                      for the year ended      the year ended
           Series                           9/30/95               9/30/95
           ------                     ------------------- ---------------------
                                                          Class A       Class D
                                                          -------       -------
     New Jersey ................             .45%*         1.01%         1.89%
     Pennsylvania ..............             .50%          1.21%         2.23%
     National ..................             .50%           .86%         1.95%
     Colorado ..................             .50%           .93%         2.02%
     Georgia ...................             .45%*          .91%         1.90%
     Louisiana .................             .50%           .89%         1.91%
     Maryland ..................             .50%           .96%         2.02%
     Massachusetts .............             .50%           .86%         1.95%
     Michigan ..................             .50%           .87%         2.01%
     Minnesota .................             .50%           .87%         1.85%
     Missouri ..................             .45%*          .88%         1.98%
     New York ..................             .50%           .88%         1.96%
     Ohio ......................             .50%           .84%         1.93%
     Oregon ....................             .45%*          .86%         1.83%
     South Carolina ............             .50%           .88%         1.85%
     California
       High-Yield ..............             .50%           .90%         1.91%
     California Quality ........             .50%           .89%         1.88%
     Florida ...................             .19%*          .72%         1.66%
     North Carolina ............             .14%*          .82%         1.64%

 * During the year ended September 30, 1995 the Manager, at its discretion, waived a portion of its fees from the Florida, Georgia, Missouri, New Jersey, North Carolina and Oregon Series.

--------------------------------------------------------------------------------

     Portfolio Manager. Thomas G. Moles, Vice President and Senior Portfolio Manager of each of the Funds, is a Managing Director of J. & W. Seligman & Co. Incorporated, as well as President and Senior Portfolio Manager of Seligman Select Municipal Fund and Seligman Quality Municipal Fund. He is responsible for approximately $1.9 billion in tax-exempt securities. Mr. Moles, with more than 23 years of experience, has spearheaded Seligman's tax-exempt efforts since joining the Manager in 1983.

     The Manager's discussion of each Fund's performance as well as a line graph illustrating comparative performance information between each Series of a Fund and the Lehman Brothers Municipal Bond Index is included in the respective

Fund's fiscal 1995 Annual Report to shareholders. Copies of a Fund's Annual Report may be obtained, without charge, by calling or writing the Funds at the telephone numbers or address listed on the cover page of this Prospectus.

     Portfolio Transactions. Fixed income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to dealers will generally include a "spread", i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter.


     The Management Agreements recognize that in the purchase and sale of portfolio securities, the Manager will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by dealers to the Manager for its use in connection with its services to the Funds as well as other clients.


     Consistent with the rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors or Trustees may determine, the Manager may consider sales of shares of the Funds (and, under applicable laws, of the other Seligman Mutual Funds) as a factor in the selection of dealers to execute portfolio transactions for the Funds.


     Portfolio Turnover. A change in securities held by any Series is known as "portfolio turnover" and may involve the payment by such Series of dealer spreads or underwriting commissions and other transactions costs on the sale of the securities as well as on the reinvestment of the proceeds in other securities. While it is the policy of each Series to hold securities for investment, changes will be made from time to time when the Manager believes such changes will strengthen the Series' portfolio. The portfolio turnover of any Series is not expected to exceed 100%.

PURCHASE OF SHARES


     Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Funds' shares. Its address is 100 Park Avenue, New York, NY 10017.


     Each Series issues two classes of shares: Class A shares are sold to investors choosing the initial sales load alternative; and Class D shares are sold to investors choosing no initial sales load, a higher distribution fee and a CDSL on redemptions within one year of purchase. See "Alternative Distribution System" above.

     Shares of the Series may be purchased through any authorized investment dealer. All orders will be executed at the net asset value per share next computed after receipt of the purchase order plus, in the case of Class A shares, a sales load which, except for shares purchased under one of the reduced sales load plans, will vary with the size of the purchase as shown in the schedule under "Class A shares-Initial Sales Load" below.


     THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IS $1,000; SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 FOR EACH SERIES (EXCEPT FOR INVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS). THE FUNDS RESERVE THE RIGHT TO RETURN INVESTMENTS THAT DO NOT SATISFY THESE MINIMUMS. EXCEPTIONS TO THESE MINIMUMS ARE AVAILABLE FOR ACCOUNTS BEING ESTABLISHED CONCURRENTLY WITH THE INVEST-A-CHECK(R) SERVICE OR THE SELIGMAN(SM) TIME HORIZON(SM) STRATEGY, AN ASSET ALLOCATION PROGRAM.

     Orders received by an authorized dealer before the close of the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. New York City time) and accepted by SFSI before the close of business (5:00 p.m. New York City time) on the same day will be executed at the Series' net asset value determined as of the close of the NYSE on that day plus, in the case of Class A shares, the applicable sales load. Orders accepted by dealers after the close of the NYSE, or received by SFSI after the close of business, will be executed at the Series' net asset value next determined plus, in the case of Class A shares, the applicable sales load. The authorized dealer through which the shareholder purchases shares is responsible for forwarding the order to SFSI promptly.

     Payment for dealer purchases may be made by check or by wire. To wire payments, dealer orders must first be placed through SFSI's order desk and assigned a purchase confirmation number. Funds in payment of the purchase may then be wired to Mellon Bank, N.A., ABA #043000261, A/C (Name of Fund and Series) (A or D), A/C #107-1011. WIRE TRANSFERS MUST INCLUDE THE PURCHASE CONFIRMATION NUMBER AND CLIENT ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Persons other than dealers who wish to wire payment should contact Seligman Data Corp. for specific wire instructions. Although the Funds make no charge for this service, the transmitting bank may impose a wire service fee.


     Current shareholders may purchase additional shares at any time through any authorized dealer or by sending a check payable to "Seligman Group of Funds" directly to Seligman Data Corp., P.O. Box 3936, New York, NY 10008-3936. Checks for investment must be in U.S. dollars drawn on a domestic bank. The check should include the shareholder's name, address, account number and class of shares. If a shareholder does not provide the required information, Seligman Data Corp. will seek further clarification and may be forced to return the check to the shareholder. Orders sent directly to Seligman Data Corp. will be executed at the net asset value next determined after the order is accepted plus, in the case of Class A shares, the applicable sales load.

     Seligman Data Corp. will charge a $10.00 processing fee for checks returned to it marked "unpaid." This charge may be debited from the shareholder's account. For the protection of the Funds and their shareholders, no redemption proceeds will be remitted to a shareholder with respect to shares purchased by check (unless certified) until the Fund receives notice that the check has cleared, which may be up to 15 days from the credit of such shares to the shareholder's account.

     Valuation. The net asset value of a Series' shares is determined each day, Monday through Friday, as of the close of the NYSE (normally, 4:00 p.m. New York City time), on each day that the NYSE is open. Net asset value is calculated separately for each class of a Series. Tax-exempt securities and short-term holdings maturing in more than 60 days are valued based on quotations provided by an independent pricing service, approved by the Directors or Trustees, or in the absence thereof, at fair value as determined in accordance with procedures approved by the Directors or Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost. Taxable securities are valued at market value, or in the absence thereof, fair value as determined in accordance with procedures approved by the Directors or Trustees.


     Class A Shares -- Initial Sales Load. Class A shares are subject to an initial sales load which varies with the size of the purchase as shown in the following schedule, and an annual service fee of up to .25% of the average daily net asset value of Class A shares. See "Administration, Shareholder Services and Distribution Plan" below.

--------------------------------------------------------------------------------

                      Class A Shares -- Sales Load Schedule

                                            Sales Load as a
                                             Percentage of             Regular
                                        ------------------------        Dealer
                                                      Net Amount       Discount
                                                       Invested        as a % of
                                        Offering      (Net Asset       Offering
        Amount of Purchase                Price          Value)          Price
        ------------------                -----          ------          -----
     Less than     $   50,000             4.75%          4.99%           4.25%
     $  50,000-        99,999             4.00           4.17            3.50
       100,000-       249,999             3.50           3.63            3.00
       250,000-       499,999             2.50           2.56            2.25
       500,000-       999,999             2.00           2.04            1.75
     1,000,000-     3,999,999             1.00           1.01             .90
     4,000,000-      or more*                0              0               0

 * Dealers may receive a fee of .15% on sales made without a sales load.

--------------------------------------------------------------------------------


     Referral Fee. SFSI shall pay broker/dealers, from its own resources, an additional fee in respect of certain investments in Class A shares of the Seligman Mutual Funds by an "eligible employee benefit plan" (as defined below under "Special Programs") which are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial front-end sales load was not paid because either (i) the participating eligible employee benefit plan has at least $1 million invested in the Seligman Mutual Funds or (ii) the participating employer has at least 50 eligible employees to whom such plan is made available. The fee, which is paid monthly, is a percentage of the average daily net asset value of eligible shares based on the length of time the shares have been invested in a Seligman Mutual Fund, as follows: for shares held up to 1 year, .50% per annum; for shares held more than 1 year up to 2 years, .25% per annum; for shares held from 2 years up to 5 years, .10% per annum; and nothing thereafter.


     Reduced Sales Loads. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.


     o Volume Discounts are provided if the total amount being invested in Class A shares of a Series alone, or in any combination of shares of the other Seligman Mutual Funds that are sold with a front-end sales load, reaches levels indicated in the above sales load schedule.

     o The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the other Seligman Mutual Funds sold with a sales load with the total net asset value of shares of those Funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by an investor through an exchange of shares of another Seligman Mutual Fund on which there was a sales load to determine reduced sales loads in accordance with the sales load schedule. An investor or a dealer purchasing shares on behalf of an investor must indicate if the investor has existing accounts when making investments or opening new accounts.

     o A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced sales loads, based upon the total amount the investor intends to purchase plus the total net asset value of shares of the other Seligman Mutual Funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another Seligman Mutual Fund on which there was a sales load. An investor or a dealer purchasing shares on behalf of an investor must indicate if the investor has existing accounts when making investments or opening new accounts. For more information concerning terms of Letters of Intent, see "Terms and Conditions" on page 51.

     Special Programs. Each Series may sell Class A shares at net asset value to present and retired directors, trustees, officers, employees and their spouses, (and family members of the foregoing) of the Funds, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate.

     Class A shares also may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Series shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with objectives similar to a Series who purchase shares with redemption proceeds of such funds; to financial institution trust departments; to registered investment advisers exercising investment discretionary authority with respect to the purchase of Series shares, or pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Series; and to "eligible employee benefit plans" (i) which have at least $1 million invested in the Seligman Group of Mutual Funds or (ii) of employers who have at least 50 eligible employees to whom such plan is made available and, regardless of the number of employees, if such plan is established and maintained by any dealer that has a sales agreement with SFSI. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of a Series' shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

     Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees. Participants in such plans are eligible for reduced sales loads based solely on their individual investments.


     Class D Shares. Class D shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within one year, an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares.

     A CDSL will be imposed on any redemption of Class D shares which were purchased during the preceding twelve months; however, no such charge will be imposed on shares acquired through the investment of dividends or distributions from any Class D shares within the Seligman Group. The amount of any CDSL will be paid to and retained by SFSI.

     To minimize the application of CDSL to a redemption, shares acquired pursuant to the investment of dividends and distributions (which are not subject to a CDSL) will be redeemed first; followed by shares purchased at least one year prior to the redemption. Shares held for the longest period of time within the applicable one year period will then be redeemed. Additionally, for those shares determined to be subject to the CDSL, the application of the 1% CDSL will be made to the current net asset value or original purchase price, whichever is less.

     For example, assume an investor purchased 100 shares in January at a price of $10.00 per share. During the first year, 5 additional shares were acquired through investment of dividends and distributions. In January of the following year, an additional 50 shares are purchased at a price of $12.00 per share. In March of that year, the investor chooses to redeem $1,500.00 from the account which now holds 155 shares with a total value of $1,898.75 ($12.25 per share). The CDSL for this transaction would be calculated as follows:

  Total shares to be redeemed
    (122.449 @ $12.25) as follows:                                    $1,500.00
                                                                      =========

Dividend/Distribution shares
    (5 @ $12.25)                                                      $   61.25

Shares over 1 year old
    (100 @ $12.25)                                                     1,225.00

Shares less than 1 year old subject to
    CDSL (17.449 @ $12.25)                                               213.75
                                                                      ---------

  Gross proceeds of redemption                                        $1,500.00

  Less CDSL (17.449 shares @ $12.00 =
    $209.39 x 1% = $2.09)                                                 (2.09)
                                                                      ---------

  Net proceeds of redemption                                          $1,497.91
                                                                      =========

  For federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     The CDSL will be waived or reduced in the following instances:


     (a) on redemptions following the death or disability of a shareholder, as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) distributions from a custodial account under section 403(b)(7) of the Code or an individual retirement account ("IRA") due to death, disability, or attainment of age 591/2, and (iii) a tax-free return of an excess contribution to an IRA; (c) in whole or in part, in connection with shares sold to current and retired Directors or Trustees of the Funds; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any registered investment management company; (e) pursuant to an automatic cash withdrawal service; (f) in connection with the redemption of Class D shares of a Fund if it is combined with another mutual fund in the Seligman Group, or another similar reorganization transaction; and (g) in connection with a Fund's right to redeem or liquidate an account that holds below a certain minimum number or dollar amount of shares (currently $500).

     If, with respect to a redemption of any Class D shares sold by a dealer, the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice an amount equal to the 1% payment or a portion of the 1% payment paid on such shares.


     SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Seligman Mutual Funds. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman Mutual Funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ a registered representative who has sold or may sell a significant amount of shares of a Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.


TELEPHONE TRANSACTIONS


     A shareholder with telephone transaction privileges, and the shareholder's broker-dealer representative, will have the ability to effect the following transactions via telephone: (i) redemption of a Fund's shares, (ii) exchange of Fund shares for shares of another Seligman Mutual Fund, (iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. All telephone transactions are effected through Seligman Data Corp. at (800) 221-2450.

     For investors who purchase shares by completing and submitting an Account Application (except those accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans):
Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker-dealer of record, as designated on the Account Application, will automatically receive telephone transaction privileges.

     For investors who purchase shares through a broker-dealer: Telephone services for a shareholder and the shareholder's representative may be elected by completing a supplemental election application available from the broker-dealer of record.

     For accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans: Telephone services are not available.

     All funds with the same account number (i.e., registered exactly the same) as an existing account, including any new fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental application.

     For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone transaction services, authorizes each of the other owners to effect telephone transactions on his or her behalf.

     During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of shares of a Fund. In these circumstances, the shareholder should consider using other redemption or exchange procedures. Use of these other redemption or exchange procedures will result in your redemption request being processed at a later time than if telephone transactions had been used, and a Series' net asset value may fluctuate during such periods.


     Each Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as each Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. Shareholders, of course, may refuse or cancel telephone transaction services. In any instance where a Fund or Seligman Data Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If a Fund or Seligman Data Corp. does not follow the procedures described above, a Fund or Seligman Data Corp. may be liable for any losses due to unauthorized or fraudulent instructions. Telephone services must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s automated telephone answering system. Telephone services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. Written acknowledgment of termination of telephone services will be sent to the shareholder at the address of record.


REDEMPTION OF SHARES


     Regular Redemption Procedure. A shareholder may redeem shares held in book credit form without charge (except the CDSL, if applicable) at any time BY SENDING A WRITTEN REQUEST to Seligman Data Corp., 100 Park Avenue, New York, NY 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form, by surrendering certificates in proper form to the same address. Certificates should be sent by registered mail. Share certificates must be endorsed for transfer or accompanied by an endorsed stock power signed by all shareowners exactly as their name(s) appear(s) on the account registration. The shareholder's letter of instruction or endorsed stock power should specify the name of the Series, the account number, class of shares (A or D), number of shares or dollar amount to be redeemed. The Funds cannot accept conditional redemption requests. If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record (regardless of the amount) or (iii) to be mailed to other than the address of record (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). A Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTATION MAY ALSO BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY CORPORATIONS, EXECUTORS, ADMINISTRATORS, TRUSTEES OR CUSTODIANS. FOR FURTHER INFORMATION WITH RESPECT TO NECESSARY REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERVICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSISTANCE. In the case of Class A shares, and in the case of Class D shares redeemed after one year, a shareholder will receive the net asset value per share next determined after receipt of a request in good order. If Class D shares are redeemed within one year of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under "Purchase Of Shares -- Class D Shares" above.


     A shareholder may also "sell" shares to a Fund through an investment dealer and, in that way, be certain, providing the order is timely, of receiving the net asset value established at the end of the day on which the dealer is given the repurchase order (less any applicable CDSL in the case of Class D shares). The Funds make no charge for this transaction, but the dealer may charge a service fee. "Sell" or repurchase orders received from an authorized dealer before the close of the NYSE and received by SFSI, the repurchase agent, before the close of business on the same day will be executed at the net asset value per share determined at the close of the NYSE on that day, less any applicable CDSL. Repurchase orders received from authorized dealers after the close of the NYSE or not received by SFSI prior to the close of business, will be executed at the net asset value determined as of the close of the NYSE on the next trading day, less any applicable CDSL. Shares held in a "street name" account with a broker/dealer may be sold to a Fund only through a broker/dealer.


     Check Redemption Service. The Check Redemption Service allows a shareholder of Class A shares who owns or purchases shares in a Series worth $25,000 or more to request Seligman Data Corp. to provide redemption checks to be drawn on the account associated with the Series in which the shareholder is invested, in amounts of $500 or more. The shareholder may elect to use this Service on the Account Application or by later written request to Seligman Data Corp. Shares for which certificates have been issued will not be available for redemption under this Service. Dividends continue to be earned through the date preceding the date the check clears for payment. Use of this Service is subject to Mellon Bank, N.A. rules and regulations covering checking accounts. Separate checkbooks will be furnished for each Series.


     There is no charge for use of checks. When honoring a check that was processed for payment, Mellon Bank, N.A. will cause a Series to redeem exactly enough full and fractional shares from an account to cover the amount of the check. If shares are owned jointly, redemption checks will need to be signed by all persons, unless otherwise elected under Section 6 of the Account Application, in which case a single signature will be acceptable.

     In view of daily fluctuations in share value, the shareholder should be certain that the amount of shares in the account is sufficient in a Series to cover the amount of checks written on that Series. If insufficient shares are in the account, the check will be returned marked "insufficient funds." THE FUNDS WILL NOT REDEEM SHARES OF ONE SERIES TO COVER A CHECK WRITTEN ON ANOTHER SERIES. SELIGMAN DATA CORP. WILL CHARGE A $10.00 PROCESSING FEE FOR ANY CHECK REDEMPTION DRAFT RETURNED MARKED "UNPAID." THIS CHARGE MAY BE DEBITED FROM THE ACCOUNT AGAINST WHICH THE CHECK WAS DRAWN.


     Check Redemption books cannot be reordered unless the shareholder's account has a value of $25,000 or more and Seligman Data Corp. has a certified tax identification number on file.


     Cancelled checks will be returned to a shareholder under separate cover the month after they clear. The Check Redemption Service may be terminated at any time by a Fund or Mellon Bank, N.A. See "Terms and Conditions" on page 51 for further information. The Check Redemption Service is not available with respect to Class D shares.

     FOR THE PROTECTION OF THE FUNDS AND THEIR SHAREHOLDERS, NO PROCEEDS OF A CHECK REDEMPTION WILL BE REMITTED TO A SHAREHOLDER WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) UNTIL SELIGMAN DATA CORP. HAS RECEIVED NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF SUCH SHARES TO THE SHAREHOLDER'S ACCOUNT.

     Telephone Redemptions. Telephone redemptions of uncertificated shares may be made once per day, in an amount of up to $50,000. Telephone redemption requests must be received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. New York City time, on any business day and will be processed as of the close of business on that day. Redemption requests by telephone will not be accepted within 30 days following an address change. Each Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice.

     For more information about telephone redemptions, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

     General. With respect to shares redeemed, a check for the proceeds will be sent to the shareholder's address of record within seven calendar days after acceptance of the redemption order and will be made payable to all of the registered owners on the account. With respect to shares repurchased, a check for the proceeds will be sent to the investment dealer within seven calendar days after acceptance of the repurchase order and will be made payable to the investment dealer. The Funds will not permit redemptions of shares with respect to shares purchased by check (unless certified) until Seligman Data Corp. has received notice that the check has cleared, which may be up to 15 days from the credit of such shares to the shareholder's account. The proceeds of a redemption or repurchase may be more or less than the shareholder's cost.

     The Funds reserves the right to redeem shares owned by a shareholder whose investment in a Series has a value of less than the minimum specified by the Fund's Directors or Trustees which is presently $500. Shareholders are sent a notice before such redemption is processed stating that the value of their investment is less than the specified minimum and that they have sixty days to make an additional investment.


Reinstatement Privilege


     If a shareholder redeems Class A shares and then decides not to redeem them, or to shift the investment to one of the other Series or to one of the other Seligman Mutual Funds, a shareholder may, within 120 calendar days of the date of redemption, use all or any part of the proceeds of the redemption to reinstate, free of sales load, all or any part of the investment in shares of such Series or in shares of any of the other Series of the Funds or any of the other Seligman Mutual Funds. If a shareholder redeems Class D shares and the redemption was subject to a CDSL, the shareholder may reinstate the investment in shares of the same class of the Series or any of the other Seligman Mutual Funds within 120 calendar days of the date of redemption and receive a credit for the CDSL paid. Such investment will be reinstated at the net asset value per share established as of the close of the NYSE on the day the request is accepted. Seligman Data Corp. must be informed that the purchase is a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED.


     Generally, exercise of the Reinstatement Privilege does not alter the federal income tax status of any capital gain realized on a sale of a Series' shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the same Series some or all of the loss will not be allowed as a deduction, depending upon the percentage of the proceeds reinvested.

ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN


     Under an Administration, Shareholder Services and Distribution Plan (the "Plan"), each Series may pay to SFSI, the Funds' general distributor, an administration, shareholder services and distribution fee in respect of each Series' Class A and Class D shares. Payments under the Plan may include, but are not limited to: (i) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in a Series, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Series' shareholders, and (iii) otherwise promoting the sale of shares of each Series, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSl's costs incurred in connection with its marketing efforts with respect to shares of a Series. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from each Series.


     Under its Plan, each Series reimburses SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of a Series' Class A shares. It is expected that the proceeds from the fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of a Series' Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors or Trustees of the Funds.

     The Plan as it relates to the Class A shares of the New Jersey Fund, was first approved by the Directors on January 12, 1988 and by the shareholders on December 16, 1988. The Plan as it relates to the Class A shares of the Pennsylvania Fund, was first approved by the Trustees on June 10, 1986 and by the shareholders on April 23, 1987. The Plan as it relates to the Class A shares of the California High-Yield Series and the California Quality Series, was first approved by the Trustees on July 21, 1992 and by the shareholders on November 23, 1992. The Plan as it relates to the Class A shares of the Florida Series, was first approved by the Trustees on June 21, 1990 and by the shareholders on December 7, 1990. The Plan as it relates to Class A shares of the North Carolina Series, was first approved by the Trustees on June 21, 1990 and by the shareholders on April 11, 1991. Each Plan as it relates to Class A shares of the other Series, was first approved by the Directors or Trustees on July 21, 1992 and by the shareholders of each Series on November 23, 1992. The Plans are reviewed by the Directors or Trustees annually. The total amounts paid for the year ended September 30, 1995 in respect of each Series' Class A shares' average daily net assets pursuant to the Plans were as follows:


                                                                         % of
                                                                       Average
        Series                                                        Net Assets
        ------                                                        ----------
     New Jersey ....................................................      .22%
     Pennsylvania ..................................................      .22
     National ......................................................      .09
     Colorado ......................................................      .09
     Georgia .......................................................      .10
     Louisiana .....................................................      .10
     Maryland ......................................................      .09
     Massachusetts .................................................      .10
     Michigan ......................................................      .10
     Minnesota .....................................................      .10
     Missouri ......................................................      .09
     New York ......................................................      .08
     Ohio ..........................................................      .10
     Oregon ........................................................      .10
     South Carolina ................................................      .10
     California High-Yield .........................................      .10
     California Quality ............................................      .10
     Florida .......................................................      .24
     North Carolina ................................................      .24


  Under its Plan, each Series reimburses SFSI for its expenses with respect to Class D shares at an annual rate of up to 1% of the average daily net asset value of the Class D shares. Proceeds from a Series' Class D distribution fee are used primarily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of a Series' Class D shares attributable to particular Service Organizations for providing personal services and/or the maintenance of shareholder accounts) and will initially be used by SFSI to defray the expense of the 1% payment to be made by it to Service Organizations at the time of the sale of Class D shares. The amounts expended by SFSI in any one year upon the initial purchase of Class D shares may exceed the amounts received by it from Plan payments retained. Expenses of administration, shareholder services and distribution of a Series' Class D shares in one fiscal year may be paid from a Series' Class D Plan fees received in any other fiscal year. Each Plan, as it relates to Class D shares, was approved by the Directors or Trustees on November 18, 1993 and became effective February 1, 1994. Each Plan is reviewed by the Directors or Trustees annually. The total amount paid for the year ended September 30, 1995, in respect of each Series' Class D shares pursuant to the Plan was 1.00% per annum of each Series' average daily net assets of the Class D shares.

     Seligman Services, Inc. ("SSI"), an affiliate of the Manager, is a limited purpose broker/dealer. SSI acts as broker/dealer of record for shareholder accounts that do not have a designated broker/dealer of record and receives compensation from a Series pursuant to its Plan for providing personal service and account maintenance to such accounts and other distribution services.


EXCHANGE PRIVILEGE


     A shareholder may, without charge, exchange at net asset value any part or all of an investment in a Series for shares of another Series or for shares of the other mutual funds in the Seligman Group. Exchanges may be made by mail or by telephone if the shareholder has telephone services.

     Class A shares may be exchanged only for Class A shares, and Class D shares may be exchanged only for Class D shares, of another Series or another mutual fund in the Seligman Group. All exchanges will be made on the basis of relative net asset value.

     If Class D shares that are subject to a CDSL are exchanged for Class D shares of another Series or fund, for purposes of assessing the CDSL payable upon disposition of the exchanged Class D shares, the one year holding period shall be reduced by the holding period of the original Class D shares.

     Aside from the Series described in this Prospectus, the mutual funds in the Seligman Group available under the Exchange Privilege are:

     o Seligman Capital Fund, Inc.: seeks aggressive capital appreciation. Current income is not an objective.

     o Seligman Cash Management Fund, Inc.: invests in high quality money market instruments. Shares are sold at net asset value.

     o Seligman Common Stock Fund, Inc.: seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.



     o Seligman Communications and Information Fund, Inc.: invests in shares of companies in the communications, information and related industries to produce capital gain. Income is not an objective.

     o Seligman Frontier Fund, Inc.: seeks to produce growth in capital value, income may be considered but will only be incidental to the fund's investment objective.

     o Seligman Growth Fund, Inc.: seeks longer-term growth in capital value and an increase in future income.

     o Seligman Henderson Global Fund Series, Inc.: consists of the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson International Fund all of which seek long-term capital appreciation primarily through investing in companies either globally or internationally.


     o Seligman High Income Fund Series: seeks high current income by investing in debt securities. The Fund consists of the U.S. Government Securities Series and the High-Yield Bond Series.


     o Seligman Income Fund, Inc.: seeks high current income and the possibility of improvement of future income and capital value.

     All permitted exchanges will be based on the net asset values of the respective funds determined at the close of the NYSE on that day. Telephone requests for exchanges must be received between 8:30 a.m. and 4:00 p.m. New York City time on any business day, by Seligman Data Corp. at (800) 221-2450 and will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the fund into which the exchange is being made. The method of receiving distributions, unless otherwise indicated, will be carried over to the new fund account, as will telephone services. Account services, such as Invest-A-Check(R) Service, Directed Dividends and Automatic Cash Withdrawal Service, will not be carried over to the new fund account unless specifically requested and permitted by the new fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of an exchange request together with certificates representing shares to be exchanged in form for transfer.

     Telephone exchanges are only available to shareholders whose accounts are registered individually or jointly. The terms of the exchange offer described herein may be modified at any time; and not all of the mutual funds in the Seligman Group are available to residents of all states. Before making any exchange, contact your authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds.

     A broker/dealer representative will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services or if the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Group of Mutual Funds from any loss or liability incurred as a result of acceptance of telephone exchange orders. Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the broker/dealer of record listed on the account.

     SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchanges, which, unless objected to, are assigned to certain shareholders automatically, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.


     Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

FURTHER INFORMATION ABOUT TRANSACTIONS IN THE FUNDS

     Because excessive trading (including short-term, "market timing" trading) can hurt a Series' performance, a Fund, on behalf of a Series, may refuse any exchange (1) from any shareholder account from which there have been two exchanges in the preceding three month period, or (2) where the exchanged shares equal in value the lesser of $1,000,000 or 1% of the Series' net assets. A Fund may also refuse any exchange or purchase order from any shareholder account if the shareholder or the shareholder's broker/dealer has been advised that previous patterns of purchases and redemptions or exchanges have been considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose. Additionally, each Fund reserves the right to refuse any order for the purchase of shares.

DIVIDENDS AND DISTRIBUTIONS


     Each Series intends to declare dividends of net investment income daily. Dividends are paid on the 17th day of each month. If the 17th day of the month falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the previous business day. Payments vary in amount depending on income received from portfolio securities, expenses of operation and the number of days in the period.


     Shares will begin earning dividends on the day on which a Series receives payment and shares are issued. Shares continue to earn dividends through the date preceding the date they are redeemed or delivered subsequent to repurchase.

     Each Series distributes substantially all of any taxable net long-term and short-term gain realized on investments to shareholders at least annually in accordance with requirements under the Internal Revenue Code of 1986, as amended, and other applicable statutory and regulatory requirements.


     Shareholders may elect: (1) to receive both dividends and gain distributions in shares; (2) to receive dividends in cash and gain distributions in shares; (3) to receive both dividends and gain distributions in cash. In the case of prototype retirement plans, dividends and gain distributions are reinvested in additional shares. Unless another election is made, dividends and gain distributions will be credited to shareholder accounts in additional shares. Class D shares acquired through a dividend or gain distribution and credited to the account are not subject to a CDSL. Dividends and gain distributions paid in shares are invested at the net asset value on the payable date. Shareholders may elect to change their dividend and gain distribution options by writing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 6:00 p.m. New York City time, by either the shareholder or the broker/dealer of record on the account. For information about telephone services, see "Telephone Transactions." These elections must be received by Seligman Data Corp. at least five business days before the payable date, otherwise payment will be made in accordance with the current option on the shareholder's account.

     The per share dividends from net investment income on a Series' Class D shares will be lower than the per share dividends on a Series' Class A shares as a result of the higher distribution fee applicable with respect to a Series' Class D shares. Per share dividends of the two classes may also differ as a result of differing class expenses, if any. Distributions of net capital gains, if any, will be paid in the same amount for Class A and Class D shares.


     Shareholders exchanging into another mutual fund in the Seligman Group will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified.

TAXES

Federal Income Taxes


     Each Series intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus qualified, each Series will be relieved of federal income tax on income distributed to shareholders provided that it distributes each year to its shareholders at least 90% of its net investment income and net short-term capital gains, if any.


     If, at the close of each quarter of its taxable year, at least 50% of each Series' total assets is invested in obligations exempt from federal income tax the Series will be eligible to pay dividends that are excludable by shareholders from gross income for federal income tax purposes ("exempt interest dividends"). The total amount of exempt interest dividends paid by a Series to shareholders with respect to any taxable year cannot exceed the amount of federally tax-exempt interest received by a Series during the year less any expenses allocable to such interest.


     Distributions of net capital gain, i.e., the excess of net long-term capital gains over net short-term capital losses ("capital gain distributions") are taxable to shareholders as long-term capital gain, whether received in shares or cash, regardless of how long a shareholder has held shares in the Series, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 28%. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from a Series' other investment income (other than exempt interest dividends) or from net realized short-term gain will be taxable to shareholders as ordinary income, whether received in cash or in additional shares.
Distributions will not, generally, be eligible for the dividends-received deduction for corporations. Shareholders receiving distributions in the form of additional shares issued by a Series will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.


     Interest on indebtedness incurred or continued to purchase or carry shares of any Series will not be deductible for federal income tax purposes to the extent that the Series' distributions are exempt from federal income tax.

     Any gain or loss realized upon a sale or redemption of shares of a Series by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. Moreover, any loss realized by a shareholder upon the sale of shares of a Series held six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholders with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of a Series if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Series.


     In determining gain or loss on shares of a Series that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales load incurred in acquiring such shares to the extent of any subsequent reduction of the sales load by reason of the Exchange or Reinstatement Privilege offered by a Fund. Any sales load not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

     Shareholders are urged to consult their tax advisers concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of any Series.

     UNLESS A SHAREHOLDER INCLUDES A TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT SUCH SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, EACH FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF NON-EXEMPT DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, A FUND MAY BE FINED UP TO $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED WITH RESPECT TO ANY UNCERTIFIED ACCOUNT IN ANY YEAR, A CORRESPONDING CHARGE MAY BE MADE AGAINST THAT ACCOUNT.

California Taxes

     In the opinion of Sullivan & Cromwell, counsel to the Funds, provided that at the end of each quarter of its taxable year at least 50% of the total assets of the California Quality or California High-Yield Series consist of federally tax-exempt obligations of the State of California and its political subdivisions ("California Tax-Exempt Securities"), shareholders of each such Series who are subject to California State taxation on dividends will not be subject to California personal income taxes on dividends from that Series attributable to interest received by each such Series on California Tax-Exempt Securities as well as on certain other federally tax-exempt obligations the interest on which is exempt from California personal income taxes. To the extent that the distributions are derived from other income, including long- or short-term capital gains, such distributions will not be exempt from California personal income taxation, and, further to the extent that they constitute long-term capital gain dividends they will be taxed as long-term gain to a shareholder.


     Interest on indebtedness incurred or continued to purchase or carry shares of the California Quality or California High Yield Series will not be deductible for California personal income tax purposes to the extent such Series' distributions are exempt from California personal income tax.

     Prospective investors should be aware that an investment in these Series may not be suitable for persons who are not residents of the State of California or who do not receive income subject to income taxes of the State.

Colorado Taxes


     In the opinion of Ireland, Stapleton, Pryor & Pascoe, P.C., Colorado tax counsel to the Tax-Exempt Fund, individuals, trusts, estates and corporations who are holders of the Colorado Series and who are subject to the Colorado income tax will not be subject to Colorado income tax on Colorado Series dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are derived from interest income received by the Colorado Series on (a) obligations of the State of Colorado or its political subdivisions which are issued on or after May 1,1980, and if issued before May 1,1980, to the extent such interest is specifically exempt from income taxation under the laws of the State of Colorado authorizing the issuance of such obligations, (b) obligations of the United States or its possessions to the extent included in federal taxable income, or (c) obligations of territories or possessions of the United States to the extent federal law exempts interest on such obligations from taxation by the states. To the extent that Colorado Series distributions are attributable to sources not described in the preceding sentence, such as long or short-term capital gains, such distributions will not be exempt from Colorado income tax. There are no municipal income taxes in Colorado. As intangibles, shares in the Colorado Series are exempt from Colorado property taxes.


     Except during temporary defensive periods or when acceptable investments are unavailable to the Colorado Series, at least 80% of the value of the net assets of the Colorado Series will be maintained in debt obligations which are exempt from federal income tax and Colorado income tax.

     The Colorado Series will notify its shareholders within 60 days after the close of the year as to the interest derived from Colorado obligations and exempt from the Colorado income tax.

Florida Taxes


     Florida does not presently impose an income tax on individuals and thus individual shareholders of the Florida Series will not be subject to any Florida state income tax on distributions received from the Florida Series. However, Florida imposes an intangible personal property tax on shares of the Florida Series owned by a Florida resident on January 1 of each year unless such shares qualify for an exemption from that tax. The Tax-Exempt Trust has received a Technical Assistance Advisement from the State of Florida, Department of Revenue, to the effect that shares of the Florida Series owned by a Florida resident will be exempt from the intangible personal property tax so long as the Florida Series' portfolio includes on January 1 of each year only assets, such as Florida Tax-Exempt Securities and U.S. Government securities, which are exempt from the Florida intangible personal property tax. Corporate shareholders may be subject to Florida income taxes depending on the portion of the income related to the Florida Series that is allocable to Florida under applicable Florida law.


Georgia Taxes

     In the opinion of King & Spalding, Georgia tax counsel to the Tax-Exempt Fund, under existing Georgia law, shareholders of the Georgia Series will not be subject to Georgia income taxes on dividends with respect to shares of the Georgia Series to the extent that such distributions represent "exempt-interest dividends" for federal income tax purposes that are attributable to interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or by the governments of Puerto Rico, the Virgin

Islands or Guam (collectively, "Georgia Obligations"), which are held by the Georgia Series. Dividends, if any, derived from capital gains or other sources generally will be taxable to shareholders of the Georgia Series for Georgia income tax purposes. For purposes of the Georgia intangibles tax, shares of the Georgia Series are taxable to shareholders who are otherwise subject to the Georgia intangibles tax.

     Except during temporary defensive periods or when acceptable investments are unavailable to the Georgia Series, at least 80% of the value of the net assets of the Georgia Series will be maintained in debt obligations which are exempt from federal income tax and Georgia income taxes.

     The Georgia Series will notify its shareholders within 60 days after the close of the year as to the interest derived from Georgia Obligations and exempt from Georgia income taxes.

Louisiana Taxes

     In the opinion of Liskow & Lewis, Louisiana tax counsel to the Tax-Exempt Fund, based upon a private ruling obtained from the Louisiana Department of Revenue and Taxation (the "Department"), and subject to the current policies of the Department, shareholders of the Louisiana Series who are either corporations or individuals and residents of the State of Louisiana and who are otherwise subject to Louisiana income tax will not be subject to Louisiana income tax on Louisiana Series dividends to the extent that such dividends are attributable to interest on tax-exempt obligations of the State of Louisiana or its political or governmental subdivisions, its governmental agencies or instrumentalities. To the extent that distributions on the Louisiana Series are attributable to sources other than those described in the preceding sentence, such distributions, including but not limited to, long-term or short-term capital gains, will not be exempt from Louisiana income tax.

     Non-resident individuals maintaining their domicile other than in the State of Louisiana will not be subject to Louisiana income tax on their Louisiana Series dividends.

     Except during temporary defensive periods or when acceptable investments are unavailable to the Louisiana Series, the Tax-Exempt Fund will maintain at least 80% of the value of the net assets of the Louisiana Series in debt obligations which are exempt from federal income tax and exempt from Louisiana income tax.

     The Louisiana Series will notify its shareholders within 60 days after the close of the year as to the interest derived from Louisiana obligations and exempt from Louisiana income tax.

Maryland Taxes

     In the opinion of Venable, Baetjer and Howard, LLP, Maryland tax counsel to the Tax-Exempt Fund, as long as dividends paid by the Maryland Series qualify as interest excludable under Section 103 of the Code and the Maryland Series qualifies as a "regulated investment company" under the Code, the portion of exempt-interest dividends that represents interest received by the Maryland Series on obligations (a) of Maryland or its political subdivisions and authorities, or (b) of the United States or an authority, commission, instrumentality, possession or territory of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Maryland Series.

     Gain realized by the Maryland Series from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, or of the United States or an authority, commission or instrumentality of the United States will not be subject to Maryland state and local income taxes.

     To the extent that distributions of the Maryland Series are attributable to sources other than those described in the preceding sentences, such as interest received by the Maryland Series on obligations issued by states other than Maryland, income earned on repurchase contracts, or gains realized by a shareholder upon a redemption or exchange of Maryland Series shares, such distributions will be subject to Maryland state and local income taxes.

     Income earned on certain private activity bonds will constitute a Maryland tax preference for individual shareholders.

     Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Series to purchase or carry shares of the Maryland Series will not be deductible for Maryland state and local income tax purposes to the extent such interest is allocable to exempt-interest dividends.

     Except during temporary defensive periods or when acceptable investments are unavailable to the Maryland Series, at least 80% of the value of the net assets of the Maryland Series will be maintained in debt obligations which are exempt from federal income tax and are exempt from Maryland state and local income taxes.

     The Maryland Series will notify its shareholders within 60 days after the close of the year as to the interest derived from Maryland obligations and exempt from Maryland state and local income taxes.

Massachusetts Taxes

     In the opinion of Palmer & Dodge, Massachusetts tax counsel to the Tax-Exempt Fund, assuming that the Tax-Exempt Fund gives the notices described at the end of this section, holders of the Massachusetts Series who are subject to the Massachusetts personal income tax will not be subject to tax on distributions from the Massachusetts Series to the extent that these distributions qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code which are directly attributable to interest on obligations issued by the Commonwealth of Massachusetts, its instrumentalities or its political subdivisions or by the government of Puerto Rico or by its authority, by the government of Guam or by its authority, or by the government of the Virgin Islands or its authority (collectively, "Massachusetts Obligations"). Except to the extent excluded as capital gain, distributions of income to Massachusetts holders of the Massachusetts Series that are attributable to sources other than those described in the preceding sentence will be includable in the Massachusetts income of the holders of the Massachusetts Series. Distributions will not be subject to tax to the extent that they qualify as capital gain dividends which are attributable to obligations issued by the Commonwealth of Massachusetts, its instrumentalities or political subdivisions under any provision of law which exempts capital gain on the obligation from Massachusetts income taxation. Distributions which qualify as capital gain dividends under Section 852(b)(3)(C) of the Code and which are includable in Federal gross income will be includable in the Massachusetts income of a holder of the Massachusetts Series as capital gain.

     Massachusetts   Series  dividends  are  not  excluded  in  determining  the
Massachusetts excise tax on corporations.

     Except during temporary defensive periods or when acceptable investments are unavailable to the Massachusetts Series, the Tax-Exempt Fund will maintain at least 80% of the value of the net assets of the Massachusetts Series in debt obligations which are exempt from federal income tax and Massachusetts personal income tax.

     The Massachusetts Series will notify its shareholders within 60 days after the close of the year as to the interest and capital gains derived from Massachusetts Obligations and exempt from Massachusetts personal income tax.

Michigan Taxes

     In the opinion of Dickinson, Wright, Moon, Van Dusen & Freeman, Michigan tax counsel to the Tax-Exempt Fund, holders of the Michigan Series who are subject to the Michigan income tax or single business tax will not be subject to the Michigan income tax or single business tax on Michigan Series dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code which are attributable to interest on tax-exempt obligations of the State of Michigan, or its political or governmental subdivisions, its governmental agencies or instrumentalities (as well as certain other federally tax-exempt obligations, the interest on which is exempt from Michigan tax, such as, for example, certain obligations of Puerto Rico) (collectively, "Michigan Obligations"). To the extent that distributions on the Michigan Series are attributable to sources other than those described in the preceding sentence, such distributions, including, but not limited to, long or short-term capital gains, will not be exempt from Michigan income tax or single business tax. The Michigan Department of Treasury has issued a bulletin stating that holders of interests in regulated investment companies who are subject to the Michigan intangibles tax will be exempt from the tax to the extent that the investment portfolio consists of U.S. obligations and obligations of the State of Michigan or of its political subdivisions. In addition, Michigan Series shares owned by certain financial institutions or by certain other persons subject to the Michigan single business tax are not subject to the Michigan intangibles tax. To the extent the distributions on the Michigan Series are not subject to Michigan income tax, they are not subject to the uniform city income tax imposed by certain Michigan cities.

     Except during temporary defensive periods or when acceptable investments are unavailable to the Michigan Series, at least 80% of the value of the net assets of the Michigan Series will be maintained in debt obligations which are exempt from federal income tax and Michigan income and single business taxes.

     The Michigan Series will notify its shareholders within 60 days after the close of the year as to the interest derived from Michigan Obligations and exempt from Michigan income tax.

Minnesota Taxes


     In the opinion of Faegre & Benson Professional Limited Liability Partnership, Minnesota tax counsel to the Tax-Exempt Fund, provided that the
Minnesota Series qualifies as a "regulated investment company" under the Code, and subject to the discussion in the paragraph below, shareholders of the Minnesota Series who are individuals, estates, or trusts and who are subject to the regular Minnesota personal income tax will not be subject to such regular Minnesota tax on Minnesota Series dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Minnesota Series. If the 95% test is not met, all exempt-interest dividends that are paid by the Minnesota Series will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Minnesota Series are not derived from the Minnesota Sources described in the first sentence of this paragraph, such dividends will be subject to the regular Minnesota personal income tax. Other distributions of the Minnesota Series, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.

     Legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless or the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court recently denied certiorari in an Ohio case which upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers, was subject to tax. However, it cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.


     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. The Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest dividend of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest dividends that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition, the entire portion of exempt-interest dividends that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Minnesota Series, including all of those that are derived from the Minnesota Sources described above, will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Series who are individuals, estates or trusts.


     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Series dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Series who are individuals, estates, or trusts.

     Minnesota Series distributions, including exempt-interest dividends, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Minnesota Series distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.


     Except during temporary defensive periods or when acceptable investments are unavailable to the Minnesota Series, at least 80% of the value of the net assets of the Minnesota Series will be maintained in debt obligations which are exempt from the federal income tax and the Minnesota personal income tax, subject to the discussion above. The Minnesota Series will invest so that the 95% test described above is met.

     The Minnesota Series will notify its shareholders within 30 days after the close of the year as to the interest derived from Minnesota obligations and exempt from the Minnesota personal income tax, subject to the discussion above.


Missouri Taxes


     In the opinion of Bryan Cave LLP, Missouri tax counsel to the Tax-Exempt Fund, dividends distributed to individual shareholders of the Missouri Series will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest on obligations of the State of Missouri or any of its political subdivisions or authorities or obligations issued by the government of Puerto Rico or its authority (collectively, "Missouri Obligations"). Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Fund to individual resident shareholders of the Missouri Series, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Series are not subject to Missouri personal property taxes.

     Dividends paid by the Missouri Series, if any, that do not qualify as tax exempt dividends under Section 852 (b)(5) of the Code, will be exempt from Missouri income tax only to the extent that such dividends are derived from interest on certain U.S. obligations that the State of Missouri is expressly prohibited from taxing under the laws of the United States. The portion of such dividends that is not subject to taxation by the State of Missouri may be reduced by interest, or other expenses, in excess of $500 paid or incurred by a shareholder in any taxable year to purchase or carry shares of the Missouri Series of the Tax-exempt Fund or other investments producing income that is includable in federal gross income, but exempt from Missouri income tax.

     Except during temporary defensive periods or when acceptable investments are unavailable to the Missouri Series, at least 80% of the value of the net assets of the Missouri Series will be maintained in debt obligations which are exempt from federal income tax and Missouri personal income tax.

     The Missouri Series will notify its shareholders within 60 days after the close of the year as to the interest derived from Missouri Obligations and exempt from the Missouri personal income tax.

New Jersey Taxes


     In the opinion of McCarter & English, New Jersey counsel to the New Jersey Fund, income distributions paid from a "qualified investment fund" are exempt from the New Jersey personal income tax, to the extent attributable to tax-exempt obligations specified by New Jersey law. As defined in N.J.S.A. 54A:6-14.1, a "qualified investment fund" is any investment or trust company, or series of such investment company or trust registered with the Securities and Exchange Commission, which for the calendar year in which a distribution is paid, has (i) no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indices related thereto (such financial options, etc. being referred to herein as "Financial Instruments"), and (ii) which has at least 80% of the aggregate principal amount of all its investments, excluding Financial Instruments, to the extent such instruments are authorized by section 851(b) of the Code, cash and cash items, including receivables, invested in obligations issued by New Jersey, or in obligations that are free from state or local taxation under New Jersey and federal laws such as obligations issued by the governments of Puerto Rico, Guam or the Virgin Islands ("Tax-Exempt Securities"). Interest income and gains realized by the New Jersey Fund upon disposition of obligations and distributed to the shareholders are exempt from the New Jersey personal income tax to the extent attributable to Tax-Exempt Securities. Gains resulting from the redemption or sale of shares of the New Jersey Fund would also be exempt from the New Jersey personal income tax.


     The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on Tax-Exempt Securities is included in the net income tax base for purposes of computing the corporation business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

     The New Jersey Fund will notify shareholders by February 15 of each calendar year as to the amounts of all such dividends and distributions which are exempt from federal income taxes and New Jersey personal income tax and the amounts, if any, which are subject to such taxes. Shareholders are, however, urged to consult with their own tax advisors as to the federal, state or local tax consequences in their specific circumstances.

     Prospective investors should be aware that an investment in a state tax-exempt fund may not be suitable for persons who do not receive income subject to income taxes of such state.

New York State and City Taxes


     In the opinion of Sullivan & Cromwell, counsel to the Funds, holders of shares of the New York Series who are subject to New York State and City tax on dividends will not be subject to New York State and City personal income taxes on New York Series dividends to the extent that such distributions qualify as exempt-interest dividends under Section 852(b)(5) of the Code and represent interest income attributable to federally tax-exempt obligations of the State of New York and its political subdivisions (as well as certain other federally tax-exempt obligations the interest on which is exempt from New York State and City personal income taxes such as, for example, certain obligations of Puerto
Rico) (collectively, "New York Obligations"). To the extent that distributions on the New York Series are derived from other income, including long or short-term capital gains, such distributions will not be exempt from State or City personal income taxes.

     Dividends on the New York Series are not excluded in determining New York State or City franchise taxes on corporations and financial institutions.

     Except during temporary defensive periods or when acceptable investments are unavailable to the New York Series, the Tax-Exempt Fund will maintain at least 80% of the value of the net assets of the New York Series in debt obligations which are exempt from federal income tax and New York State and City personal income taxes.

     The Series will notify its shareholders within 45 days after the close of the year as to the interest derived from New York Obligations and exempt from New York State and City personal income taxes.

North Carolina Taxes


     In the opinion of Horack, Talley, Pharr & Lowndes, P.A., tax counsel to the North Carolina Series, distributions from the North Carolina Series to shareholders subject to North Carolina income taxes will not be taxable for North Carolina income tax purposes to the extent the distributions either (i) qualify as exempt-interest dividends of a regulated investment company under the Code and are attributable to interest on obligations issued by the State of North Carolina and its political subdivisions or (ii) are dividends attributable to interest on direct obligations of the U.S. government and agencies and possessions of the United States, so long as in both cases the North Carolina Series provides a supporting statement to the shareholders designating the portion of the dividends of the North Carolina Series attributable to interest on obligations issued by the State of North Carolina and its political subdivisions or direct obligations of the U.S. government and agencies and possessions of the United States. In the absence of such a statement, the total amount of the dividends will be taxable for North Carolina income tax purposes. Distributions attributable to other sources, including exempt-interest dividends attributable to interest on obligations of states other than North Carolina and the political subdivisions of such other states as well as capital gains, will be taxable for North Carolina income tax purposes.

     The North Carolina Series will notify its shareholders within 60 days after the close of its taxable year as to the amount of dividends and distributions to the shareholders of the North Carolina Series which are exempt from North Carolina income taxes and the dollar amount, if any, which is subject to North Carolina income taxes.

     The North Carolina tax on the value of intangible personal property has been repealed effective January 1, 1995.



Ohio Taxes

     In the opinion of Squire, Sanders & Dempsey, Ohio tax counsel to the Tax-Exempt Fund, holders of the Ohio Series who are subject to the Ohio personal income tax, the net income base of the Ohio corporation franchise tax, or school district or municipal income taxes in Ohio will not be subject to such taxes on dividend distributions with respect to shares of the Ohio Series to the extent that such distributions are properly attributable to interest (including accrued original issue discount) on obligations issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), or by the government of Puerto Rico, the Virgin Islands or Guam, provided that the Ohio Series qualifies as a "regulated investment company" for federal income tax purposes and that at all times at least 50% of the value of the total assets of the Ohio Series consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxes that these requirements are satisfied. Shares of the Ohio Series will be included in a corporation's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

     Dividends on shares of the Ohio Series that are attributable to gain from the sale, exchange or other disposition of Ohio Obligations held by the Ohio Series are not subject to the Ohio personal income tax, the net income base of the Ohio corporation franchise tax, or school district or municipal income taxes in Ohio.

     The Ohio Series is not subject to the Ohio personal income tax, Ohio school district income taxes, the Ohio corporation franchise tax, or the Ohio dealers in intangibles tax, provided that, with respect to the Ohio corporation franchise tax and the Ohio dealers in intangibles tax, the Tax-Exempt Fund complies with certain reporting requirements.

     Except during temporary defensive periods or when acceptable investments are unavailable to the Ohio Series, the Tax-Exempt Fund will maintain at least 80% of the value of the net assets of the Ohio Series in debt obligations which are exempt from federal income tax and the Ohio personal income tax and the net income base of the Ohio corporation franchise tax.

     The Ohio Series will notify its shareholders within 60 days after the close of the year as to the status for Ohio tax purposes of distributions with respect to shares of the Ohio Series.

Oregon Taxes

     In the opinion of Schwabe, Williamson & Wyatt, Oregon tax counsel to the Tax-Exempt Fund, under present law, individual shareholders of the Oregon Series will not be subject to Oregon personal income taxes on distributions received from the Oregon Series to the extent that such distributions (1) qualify as "exempt-interest dividends" under Section 852 (b)(5) of the Code and (2) are derived from interest on obligations of the State of Oregon or any of its political subdivisions or authorities or from interest on obligations of the governments of Puerto Rico, Guam, the Virgin Islands or the Northern Mariana Islands (collectively, "Oregon Obligations"). Other distributions, including any long-term and short-term capital gains, will generally not be exempt from personal income taxes in Oregon.

     No portion of distributions from the Oregon Series are exempt from Oregon excise tax on corporations. However, shares of the Oregon Series are not subject to Oregon property tax.

     Except during temporary defensive periods or when acceptable investments are unavailable to the Oregon Series, at least 80% of the value of the net assets of the Oregon Series will be maintained in debt obligations, the interest payments of which are exempt from federal income tax and Oregon personal income taxes.

     The Oregon Series will notify its shareholders within 60 days after the close of the year as to the interest derived from Oregon Obligations and exempt from Oregon personal income taxes.

Pennsylvania Taxes

     In the opinion of Ballard Spahr Andrews & Ingersoll, Pennsylvania tax counsel to the Pennsylvania Fund, individual shareholders of the Pennsylvania Fund who are subject to the Pennsylvania personal income tax will not be subject to Pennsylvania personal income tax on distributions from the Pennsylvania Fund to the extent that such distributions are attributable to interest paid on Pennsylvania Tax-Exempt Securities or U.S. Government obligations. Distributions attributable to most other sources, including distributions attributable to gain on the sale of such instruments, will not be exempt from Pennsylvania personal income tax.

     The same rules apply under the tax imposed by the Philadelphia School District on the unearned income of Philadelphia residents, except that all capital gain distributions are exempt from the School District tax regardless of the source from which they are paid.

     Corporate shareholders who are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions from the Pennsylvania Fund that qualify as "exempt-interest dividends" for federal income tax purposes or are derived from interest on U.S. Government obligations.

     Individual shareholders of the Pennsylvania Fund who are subject to the Pennsylvania personal property tax will be exempt from Pennsylvania personal property tax on their shares of the Pennsylvania Fund to the extent that the Pennsylvania Fund portfolio consists of Pennsylvania Tax-Exempt Securities and U.S. Government obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

     Shareholders will receive an annual Statement of Account and information regarding the federal and Pennsylvania income tax status of all distributions made during the year. Information will also be provided to individual

Pennsylvania shareholders regarding the portion of the value of their shares, if any, subject to Pennsylvania personal property tax.

     Prospective investors should be aware that an investment in the Pennsylvania Fund may not be suitable for persons who are not residents of the State of Pennsylvania or who do not receive income subject to income taxes of the State.

South Carolina Taxes

     In the opinion of Sinkler & Boyd, South Carolina tax counsel to the Tax-Exempt Fund, shareholders of the South Carolina Series who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on South Carolina Series' dividends to the extent that such dividends qualify as either (1) exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are derived from interest on tax-exempt obligations of the State of South Carolina or any of its political subdivisions or on obligations of the Government of Puerto Rico that are exempt from federal income tax; or (2) dividends derived from interest or dividends on obligations of the United States and its possessions or on obligations or securities of any authority or commission exempt from state income taxes under the laws of the United States (collectively, "South Carolina Obligations"). To the extent that South Carolina Series' distributions are attributable to other sources, such as long or short-term capital gains, such distributions will not be exempt from South Carolina taxes.

     Except during temporary defensive periods or when acceptable investments are unavailable to the South Carolina Series, at least 80% of the value of the net assets of the South Carolina Series will be maintained in debt obligations which are exempt from federal income tax and South Carolina income tax.

     The South Carolina Series will notify its shareholders within 60-days after the close of the year as to the interest derived from South Carolina Obligations and exempt from South Carolina income taxes.

Other State and Local Taxes

     The exemption of interest on tax-exempt securities for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or city. Except as noted above with respect to a particular state, distributions from a Fund may be taxable to investors under state and local law even though all or a part of such distributions may be derived from federally tax-exempt sources or from obligations which, if received directly, would be exempt from such income tax. In some states, shareholders of the National Series may be afforded tax-exempt treatment on distributions to the extent they are derived from tax-exempt securities issued by that state or its localities. Prospective investors should be aware that an investment in a certain State Series may not be suitable for persons who are not residents of the designated state or who do not receive income subject to income taxes in that state. Shareholders should consult their own tax advisers.

SHAREHOLDER INFORMATION


     Shareholders will be sent semi-annual reports regarding their Fund. General information about the Funds may be requested by writing the Corporate
Communications/Investor Relations Department, J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY 10017 or telephoning the Corporate Communications/ Investor Relations Department toll-free by dialing (800) 221-7844 from all continental United States, except New York, or (212) 850-1864 in New York State and the Greater New York City area. Information about shareholder accounts may be requested by writing Shareholder Services, Seligman Data Corp., at the same address or by toll-free telephone by dialing (800) 221-2450 from all continental United States. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m. and 6:00 p.m. New York City time and calls will be answered by a service representative. 24-HOUR AUTOMATED TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS, FORM 1099-DIV AND CHECKBOOKS CAN BE ORDERED. TO INSURE PROMPT DELIVERY OF CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION, SELIGMAN DATA CORP., SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGE.

ADDRESS  CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS
TELEPHONE  SERVICES.   FOR  MORE  INFORMATION  ABOUT  TELEPHONE  SERVICES,   SEE
"TELEPHONE TRANSACTIONS" ABOVE.


     Account   Services.   Shareholders  are  sent   confirmation  of  financial
transactions.

     Other investor services are available. These include:


     o Invest-A-Check(R) enables a shareholder to authorize checks to be drawn on a regular checking account at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, to purchase shares. Accounts may be established concurrently with the Invest-A-Check(R) Service with a $100 minimum in conjunction with the monthly investment option, or a $250 minimum in conjunction with the quarterly investment option. Accounts established in conjunction with the Invest-A-Check(R) Service must be accompanied by a minimum initial investment of $100. (See "Terms and Conditions" on page
     51).

     o Automatic Dollar-Cost-Averaging Service permits a shareholder of Class A shares of Seligman Cash Management Fund to exchange a specified amount, at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals of $250 or more per fund, into Class A shares of any other Seligman Mutual Fund, registered in the same name. The shareholder's Cash Management Fund account must have a dollar value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.

     o Dividends From Other Investments permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of the Series. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name, the name of the Series and the class of shares in which the investment is to be made and the shareholder's account number.)


     o Automatic CD Transfer Service permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service, should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to maturity. Accordingly, it will not normally be advisable to liquidate a CD before its maturity.


     o Automatic Cash Withdrawal Service permits payments at regular intervals to be made to a shareholder who owns or purchases Class A shares worth $5,000 or more held as book credits. Holders of Class D shares may elect to use this service with respect to shares that have been held for at least one year. (See "Terms and Conditions" on page 51).

     o Directed Dividends allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A and Class D shares may be directed only to shares of the same class of another Seligman Mutual Fund.

     o Overnight Delivery to service shareholder requests is available for a $15.00 fee which may be debited from a shareholder's account, if requested.

     o Copies of Account Statements will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check, to Seligman Data Corp.

ADVERTISING A SERIES' PERFORMANCE

     From time to time, a Series advertises its "yield," "tax equivalent yield," "average annual total return" and "total return," each of which is calculated separately for each Series' Class A and Class D shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The

"yield" of a Series' class refers to the income generated by an investment in the Series over a 30-day period. This income is then "annualized." That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The "tax equivalent yield" is calculated similarly to the "yield," except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to the Series. The "average annual total return" is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period (one year, five years, and ten years or since the inception of the Series), i.e., the average annual compound rate of return, assuming the payment of the maximum sales load, if any, when the investment was first made and that all distributions and dividends by the Series were reinvested on the reinvestment dates during the period. "Total return" is calculated with these same assumptions and shows the aggregate return on an investment in a class over a specified period (one year, five years and ten years or since the inception of the Series). Class A total return and average annual total return quoted from time to time are not adjusted for periods prior to commencement dates, December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield Series, California Quality Series, and each Series of the Tax-Exempt Fund, for the annual administration, shareholder services and distribution fee. Such fee, if reflected, would reduce the performance quoted. The waiver by the Manager of its fees and reimbursement of certain expenses during certain periods (as set forth under "Financial Highlights" herein) would positively affect the performance results quoted.


     From time to time, reference may be made in advertising or promotional material to mutual fund rankings prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service that monitors the performance of mutual funds. Lipper ranks funds in various categories by making comparative calculations using total return. Each Series may quote its Lipper ranking in the Municipal Bond Fund category or the Single State Municipal Bond Fund category or its Lipper ranking for all municipal bond funds monitored by Lipper. In addition, each class of a Series may compare its total return over a certain period with the average performance of all funds in these Lipper categories for the same period. In calculating the total return of a Series' Class A and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales loads. A Series may also refer in advertisements, or in other promotional material to articles, comments, listings and columns in the financial and other press pertaining to a Series' performance. Examples of such financial and other press publications include Barron's, Business Week, CDA/Wiesenberger Mutual Funds Investment Report, Christian Science Monitor, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Individual Investor, Investment Advisor, Investors Business Daily, Kiplinger's, Los Angeles Times, MONEY Magazine, Morningstar, Inc., Pensions and Investments, Smart Money, The New York Times, The Wall Street Journal, USA Today, U.S. News and World Report, Washington Post, Worth Magazine and Your Money.


ORGANIZATION AND CAPITALIZATION

     Each Fund is a non-diversified, open-end management investment company, as defined in the 1940 Act. The New Jersey Fund was incorporated in Maryland on March 13, 1987. The Pennsylvania Fund was organized as an unincorporated trust under the laws of the Commonwealth of Pennsylvania by a Declaration of Trust dated May 13, 1986. The Tax-Exempt Fund was incorporated in Maryland on August 8, 1983. The Tax-Exempt Trust was established under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

     The Directors or Trustees of the Funds have authority to create and classify shares of capital stock or beneficial interest in separate Series, without further action by shareholders. The Declarations of Trust of the Pennsylvania Fund and the Tax-Exempt Trust permit the Trustees to issue an unlimited number of full and fractional shares of beneficial interest in separate Series. To date, shares of thirteen Series of the Tax-Exempt Fund, four Series of the Tax-Exempt Trust, one Series of the New Jersey Fund and one Series of the Pennsylvania Fund have been authorized, which shares constitute the interests in the Series described herein. Further series may be added in the future. Each of the Series' capital stock or shares of beneficial interest has a par value of $.001 per share and is divided into two classes. Each share of each Series' Class A and Class D common stock or beneficial interest, as applicable, is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. In accordance with the Articles of Incorporation or Declaration of Trust of each Fund, the Board of Directors or Trustees may authorize the creation of additional classes of common stock or beneficial interest with such characteristics as are permitted by Rule 18f-3 under the 1940 Act. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion or preemptive rights.


     It  is  the  intention  of  the  Funds  not  to  hold  Annual  Meetings  of
Shareholders. The Directors or Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act, or a Fund's Declaration of Trust or Articles of Incorporation. Pursuant to the 1940 Act, shareholders have to approve the adoption of any management contract, distribution plan and any changes in fundamental investment policies. Shareholders also have the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors or Trustees.


     The shareholders of a Massachusetts business trust (the Tax-Exempt Trust) or a Pennsylvania trust (the Pennsylvania Fund), could, under certain circumstances, be held personally liable as partners of its obligations. However, the Declaration of Trust of each of the Tax-Exempt Trust and the Pennsylvania Fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trusts and also provides for indemnification and reimbursement of expenses out of the Trusts, or Series thereof, for any shareholder held personally liable for obligations of the Trust, or Series thereof.

     There is a possibility that one Fund might be liable for any misstatement, inaccuracy, or incomplete disclosure in this Prospectus concerning any other Fund contained herein. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this Prospectus extends only to the disclosure relating to such Fund.

                              TERMS AND CONDITIONS

                           General Account Information

     Investments will be made in as many shares of a Series, including fractions to the third decimal place, as can be purchased at the net asset value plus a sales load, if applicable, at the close of business on the day payment is received. If your check received in payment of a purchase of shares is dishonored for any reason, Seligman Data Corp. may cancel the purchase and may also redeem additional shares, if any, held in your account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive dividends from investment income and any distributions from gain realized on investments in shares or in cash according to the option elected. Dividend and gain options may be changed by notifying Seligman Data Corp. in writing at least five business days prior to the payable date. Stock certificates will not be issued unless requested. Replacement stock certificates will be subject to a surety fee.

                            Invest-A-Check(R) Service


     The Invest-A-Check(R) Service is available to all shareholders. The application is subject to acceptance by the shareholder's bank and Seligman Data Corp. Checks in the amount specified will be drawn automatically on the shareholder's bank on the fifth day of each month unless otherwise specified (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the public offering price at the close of business on the same date. After the initial investment, the value of shares held in your Account must equal not less than two regularly scheduled investments. If a check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the Service will be suspended. In the event that a check is returned marked "unpaid," Seligman Data Corp. will cancel the purchase, redeem shares held in your account for an amount sufficient to reimburse a Series for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee may be debited from the shareholder's account. Service will be reinstated upon written request indicating that the cause of interruption has been corrected. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Funds and their agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on the Account Application. In the event the shareholder exchanges all of the shares from one Seligman Mutual Fund to another, the shareholder must re-apply for the Invest-A-Check(R) Service in the Seligman Mutual Fund into which the exchange was made. In the event of a partial exchange, the Invest-A-Check(R) Service will be continued, subject to the above conditions, in the Seligman Fund from which the exchange was made. Accounts established in conjunction with the Invest-A-Check(R) service must be accompanied by a minimum initial investment of $100.


                        Automatic Cash Withdrawal Service


     Automatic Cash Withdrawal Service is available to Class A shareholders and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment. Redemptions will be made at the asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday). The shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. Continued payments in excess of dividend income invested will reduce and ultimately exhaust capital. Withdrawals, concurrent with purchases of shares of this or any other investment company, will be disadvantageous to you because of the payment of duplicative sales loads, if applicable. For this reason, additional purchases of Fund shares are discouraged when the Withdrawal Service is in effect.


                     Letter of Intent -- Class A Shares Only


     Seligman Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid to the shareholder or credited to the shareholder's account. Upon completion of the specified minimum purchase within the thirteen-month period, all shares held in escrow will be deposited in the shareholder's account or delivered to the shareholder. The shareholder may include the total asset value of shares of the Seligman Mutual Funds (on which a sales load was paid) owned as of the date of a Letter of Intent toward the completion of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, you will be requested to pay the difference between the amount of the sales load paid and the amount of the sales load applicable to the total purchase made. If, within 20 days following the mailing of a written request, you have not paid this additional sales load to Seligman Financial Services, Inc., sufficient escrowed shares will be redeemed for payment of the additional sales load. Shares remaining in escrow after this payment will be released to the shareholder's account. The intended purchase amount may be increased at any time during the thirteen-month period by filing a revised Agreement for the same period, provided that your Dealer furnishes evidence that an amount representing the reduction in sales load under the new Agreement, which becomes applicable on purchases already made under the original Agreement, will be refunded to the shareholder and that the required additional escrowed shares are being furnished by the shareholder.


     Shares of Seligman Cash Management Fund, Inc. which have been acquired by an exchange of shares of another Seligman Mutual Fund on which there is a sales load may be taken into account in completing a Letter of Intent, or for Right of Accumulation. However, shares of the Cash Management Fund which have been purchased directly may not be used for purposes of determining reduced sales loads on additional purchases of the other Seligman Mutual Funds.

                 Check Redemption Service -- Class A Shares Only


     If shares are held in joint names, all shareholders must sign Section 6 of the Account Application. All checks will require all signatures unless a lesser number is indicated on the face of the application. Accounts in the names of corporations, trusts, partnerships, etc. must list all authorized signatories.


     In all cases, each signature guarantees the genuineness of the other signatures. Checks may not be drawn for less than $500.


     The shareholder hereby authorizes Mellon Bank, N.A. to honor checks drawn by the shareholder and to effect a redemption of sufficient shares in the shareholder's account to cover payment of the check. Shares in one Series cannot be redeemed to cover a check written on another Series.

     Mellon Bank, N.A. shall be liable only for its own negligence. A Fund will not be liable for any loss, expense or cost arising out of check redemptions. Each Fund reserves the right to change, modify or terminate this service at any time upon notification mailed to the address of record of the shareholder(s).


     SELIGMAN DATA CORP. WILL CHARGE A $10.00 PROCESSING FEE FOR ANY CHECK REDEMPTION DRAFT RETURNED MARKED "UNPAID." THIS CHARGE MAY BE DEBITED FROM A SHAREHOLDER'S ACCOUNT. NO REDEMPTION OF SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) WILL BE PERMITTED UNTIL THE FUND RECEIVES NOTICE THAT THE CHECK HAS CLEARED WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THOSE SHARES TO A SHAREHOLDER'S ACCOUNT.


                                                                            2/96

================================================================================
Seligman New Jersey
Tax-Exempt Fund, Inc.

Seligman Pennsylvania
Tax-Exempt Fund Series

Seligman Tax-Exempt
Fund Series, Inc.

Seligman Tax-Exempt
Series Trust
--------------------------------------------------------------------------------
100 Park Avenue
New York, New York 10017

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Summary Of Series Expenses ................................................    3
Financial Highlights ......................................................    8
Alternative Distribution System ...........................................   16
Investment Objectives And Policies ........................................   17
Management Services .......................................................   24
Purchase Of Shares ........................................................   26
Telephone Transactions ....................................................   30
Redemption Of Shares ......................................................   31
Administration, Shareholder Services
  And Distribution Plan ...................................................   33
Exchange Privilege ........................................................   35
Further Information About
  Transactions In The Funds ...............................................   36
Dividends And Distributions ...............................................   36
Taxes .....................................................................   37
Shareholder Information ...................................................   47
Advertising A Series' Performance .........................................   48
Organization And Capitalization ...........................................   49


This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

This prospectus is intended to constitute an offer by each Fund only of the securities of which it is the issuer and is not intended to constitute an offer by any Fund of the securities of any other Fund whose securities are also offered by this prospectus. No Fund intends to make any representation as to the accuracy or completeness of the disclosure in this prospectus relating to any other Fund.

TE1 2/96






================================================================================
Seligman New Jersey
Tax-Exempt Fund, Inc.

Seligman Pennsylvania
Tax-Exempt Fund Series

Seligman Tax-Exempt
Fund Series, Inc.

Seligman Tax-Exempt
Series Trust
--------------------------------------------------------------------------------

[PROMOTIONAL ARTWORK]

Prospectus

February 1, 1996


[LOGO]

--------------------------------------------------------------------------------


                       THE SELIGMAN GROUP OF FUNDS
                              ACCOUNT APPLICATION


Please make your investment check payable to the "Seligman Group of Funds" and mail it with this completed Application to:

Seligman Data Corp.                          TO OPEN A SELIGMAN IRA, SEP OR PENSION/
100 Park Avenue/2nd Floor                    PROFIT SHARING PLAN, A SEPARATE ADOPTION
New York, NY 10017                           AGREEMENT IS REQUIRED. PLEASE CALL
(800) 221-2450                               RETIREMENT PLAN SERVICES FOR MORE
                                             INFORMATION AT (800) 445-1777.
1.   ACCOUNT REGISTRATION

     TYPE OF  ||INDIVIDUAL  ||MULTIPLE OWNERS   ||GIFT/TRANSFER TO MINOR   ||OTHER (Corporations, Trusts, Organizations,
     ACCOUNT    Use Line 1    Use Lines 1, 2 & 3  Use Line 4                 Use Line 5              Partnerships, etc.)

     Multiple Owners will be registered as Joint Tenants with Right of Survivorship.
     The first name and Social Security or Taxpayer ID Number on line 1, 4, or 5 below will be used for IRS reporting.
     NAME (Minors cannot be legal owners)
     PLEASE PRINT OR TYPE

     1._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     2._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     3._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     4.______________________________, as custodian for ____________________ under the _______________
            Custodian (one only)                           Minor (one only)                 State

       Uniform Gift/Transfer to Minors Act_______________________________until age____________________   _________________
                                           Minor's Social Security Number          (Not more than 21)    Minor's Birthdate

     5._______________________________________________________________________   _____________________
        Name of Corporation or Other Entity. If a Trust, also complete below.     Taxpayer ID Number


     TYPE OF TRUST ACCOUNT:  ||Trust  ||Guardianship  ||Conservatorship  ||Estate   ||Other _________

     Trustee/Fiduciary Name__________________________________     Trust Date__________________________

     Trust Name ______________________________,for the benefit of (FBO)_______________________________

2.   MAILING ADDRESS

     ADDRESS                                          TELEPHONE

___________________________________________ (_______)__________________(_______)_________________
Street Address or P.O. Box                   Daytime                    Evening
___________________________________________ U.S. CITIZEN?  ||Yes  ||No  _________________________
City               State              Zip                                If no, indicate country

3.   INVESTMENT SELECTION

     Please indicate the dollar  amount(s) you would like to invest in the space provided below.  Minimum initial  investment is $1,000 per Fund ($2,500 for
     Seligman   Communications   and  Information   Fund)  except  for  accounts
     established  concurrently with the  Invest-A-Check(R)  Service (see section
     6-J. of this application). IF MORE THAN ONE FUND IS SELECTED, ACCOUNTS MUST
     HAVE IDENTICAL  REGISTRATIONS AND CLASS OF SHARES (except for Seligman Cash
     Management Fund).

     PLEASE  CHOOSE ONE: || Class A Shares || Class D Shares      MAKE CHECK PAYABLE TO: SELIGMAN GROUP OF FUNDS
     $_____________  TOTAL AMOUNT, INVESTED AS FOLLOWS:

     $_____________ Seligman Communications               $_____________ Seligman Common Stock Fund
                       and Information Fund               $_____________ Seligman Income Fund
     $_____________ Seligman Henderson                    $_____________ Seligman High-Yield Bond Fund
                       Global Technology Fund             $_____________ Seligman U.S. Government Securities Fund
     $_____________ Seligman Frontier Fund                $_____________ Seligman National Tax-Exempt Fund
     $_____________ Seligman Henderson Global             $_____________ Seligman Tax-Exempt Fund (choose one):
                       Smaller Companies Fund              CA-Qlty.||   FL||    MD||   MN||   NY||   OR||
     $_____________ Seligman Capital Fund                  CA-Hy.  ||   GA||    MA||   MO||   NC||   PA||
     $_____________ Seligman Henderson Global              CO      ||   LA||    MI||   NJ||   OH||   SC||
     $_____________    Growth Opportunities Fund
     $_____________ Seligman Growth Fund
     $_____________ Seligman Henderson
                       International Fund                 $_____________ Seligman Cash Management Fund (Class A only)


     NO REDEMPTION  PROCEEDS  WILL BE REMITTED TO A SHAREHOLDER  WITH RESPECT TO
     SHARES  PURCHASED BY CHECK  (UNLESS  CERTIFIED)  UNTIL  SELIGMAN DATA CORP.
     RECEIVES NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM
     THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.

4.   SIGNATURE AND CERTIFICATION

     Under penalties of perjury I certify that the number shown on this form is my correct Taxpayer Identification Number (Social Security Number) and that
     I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. I certify to my legal capacity to purchase or redeem shares of each Fund for my own
     Account, or for the Account of the organization named below. I have received and read the current Prospectus of each Fund in which I am investing and appoint Seligman Data Corp. as my agent to act in accordance with my instructions herein.

     A. ________________________________________________________________________
        Date                                         Signature of Investor

     B. ________________________________________________________________________
        Date                                   Signature of Co-Investor, if any

5.   BROKER/DEALER OR FINANCIAL ADVISOR DESIGNATION

     ________________________________________     _____________________________
     Firm Name                                    Representative's Nam

     ________________________________________     _____________________________
     Branch Office Address                        Representative's ID Number

     ________________________________________     (______)_____________________
     City             State         Zip           Representative's Telephone Number

     ________________________________________
     Branch Number


6.   ACCOUNT OPTIONS AND SERVICES
________________________________________________________________________________
A. DIVIDENDS AND GAIN DISTRIBUTION OPTIONS
                    I choose the following options for each Fund listed:                OPTION
                                                                                         ------
                                                                                       1    2    3
                     Option 1. Dividends in shares, gain distributions in shares.      ||   ||   ||   FUND NAME
                     Option 2. Dividends in cash, gain distributions in shares.        ||   ||   ||   FUND NAME
                     Option 3. Dividends in cash, gain distributions in cash.          ||   ||   ||   FUND NAME
                     __________________________________________________________________________________________
                     NOTE:  IF NO ELECTION IS MADE, OPTION 1. WILL AUTOMATICALLY BE PUT INTO EFFECT.
                     All dividend and/or gain distributions taken in shares will be invested at net asset value.
                     __________________________________________________________________________________________

________________________________________________________________________________
B. DIVIDEND DIRECTION OPTION
                     If you wish to have your dividend  payments made to another party or Seligman Fund,  please  complete the following.  I hereby authorize and request that my dividend payments from the following Fund(s)

                     __________________      __________________       __________________ be made payable to:
                            Fund Name             Fund Name               Fund Name

                     Name______________________   Seligman Fund__________________

                     Address___________________   (If opening a new account, a minimum of $1,000 is required.)

                     City______________________   Account Number_________________

                     State, Zip________________   (For an existing account.)
________________________________________________________________________________
C. LETTER OF INTENT SERVICE (CLASS A ONLY)
                     I intend to purchase, although I am not obligated to do so, additional  shares  of  Seligman  _________________________
                     Fund  within a 13-month  period  which,  together  with the total asset value of shares owned, will aggregate at least:
                     ||$50,000  ||$100,000  ||$250,000  ||$500,000  ||$1,000,000
                     ||$4,000,000
                     I AGREE TO THE ESCROW  PROVISION LISTED UNDER "TERMS AND CONDITIONS"
                     IN THE BACK OF EACH PROSPECTUS.
________________________________________________________________________________
D. RIGHT OF ACCUMULATION (CLASS A ONLY)
                     Please  identify  any  additional  Seligman  Fund  accounts eligible for the Right of Accumulation or to be used toward completion of a Letter of Intent, and check applicable box:
                     || I am  a trustee  for the  following  accounts, which are
                     held  by  the same trust,  estate, or  under the terms of a pension,  profit sharing or  other  employee  benefit trust qualified  under section  401 of the Internal Revenue Code.
                     || In calculating my  holdings for Right of Accumulation or
                     Letter  of  Intent purposes, I  am including the  following additional accounts which are registered  in my name, in my spouse's  name, or  in  the name(s) of  my child(ren) under the age of 21.

                     Name______________ Fund______________ Account#_____________

                     Name______________ Fund______________ Account#_____________

                     Name______________ Fund______________ Account#_____________

________________________________________________________________________________
E. AUTOMATIC CASH WITHDRAWAL SERVICE
   (CLASS A, OR CLASS D ONLY AFTER CLASS D SHARES ARE HELD FOR ONE YEAR)

                     Please send a check for $_________  withdrawn from Seligman
                     ________________________  Fund,  beginning on the __ day of
                     ______ 19__, and thereafter on the __ day specified of every:

                     ||Month   ||3rd Month    ||6th Month    ||12th Month

                     Make payments to:   Name___________________________________

                                         Address________________________________

                                         City___________State________Zip________
                     Shares having a current  value at offering  price of $5,000 or  more  must  be held in the  account  at  initiation  of
                     Service, and all shares must be in "book credit" form.
________________________________________________________________________________
F. AUTOMATIC DOLLAR-COST-AVERAGING SERVICE

                     I authorize Seligman Data Corp. to withdraw $ _____________
                     (minimum:  $100 monthly or $250 quarterly) from my Seligman
                     Cash  Management  Fund  Class  A  account  ||  Monthly   or
                     || Quarterly   to  purchase Class  A  shares  of   Seligman
                     ________________________________  Fund,  beginning  on  the
                     _____ day of  __________  19 ____.  Shares in the  Seligman
                     Cash  Management  Fund Class A account  must have a current value of $5,000 at the initiation of Service and all shares must be in "book credit" form.
________________________________________________________________________________
G. EXPEDITED REDEMPTION SERVICE, FOR SELIGMAN CASH MGMT. FUND ONLY
                     I hereby  authorize  Seligman Data Corp. to honor telephone
                     or  written   instructions   received  from  me  without  a
                     signature and believed by Seligman Data Corp. to be genuine
                     for  redemption.   Proceeds  will  be  wired  ONLY  to  the
                     commercial  bank listed below for credit to my account,  or to my address of record. If Expedited Redemption Service is elected,  no certificates for shares will be issued. I also understand and agree to the risks and  procedures  outlined for all telephone transactions set forth in section 6-H. of this Application.

                     Investment by  ||Check  ______________________________________________________________________
                                    ||Wire     Name of Commercial Bank (Savings Bank May Not Be Used)

                     _________________________         ______________________        ______________________
                     Bank Account Name                 Bank Account No.              Bank Routing No.

                     _______________________________________________________________________________________
                     Address of Bank                      City                State              Zip Code

                     X________________________________      X____________________________________________
                      Signature of Investor     Date         Signature of Co-Investor, if any      Date
______________________________________________________________________________________________________________________


================================================================================
H. CHECK REDEMPTION SERVICE (CLASS A ONLY)
                     Available to shareholders who own or purchase shares having a  value  of at  least  $25,000  invested  in  any  of  the following:  Seligman  High-Yield Bond Fund, Seligman Income
                     Fund,  Seligman U.S.  Government  Securities  Fund, and any
                     Seligman  Tax-Exempt  Fund, or $2,000  invested in Seligman
                     Cash Management Fund.

                     IF YOU WISH TO USE THIS SERVICE,  YOU MUST COMPLETE SECTION
                     4 AND THE SIGNATURE CARD BELOW.  SHAREHOLDERS ELECTING THIS
                     SERVICE  ARE  SUBJECT  TO THE  CONDITIONS  OF THE TERMS AND
                     CONDITIONS IN THE BACK OF EACH PROSPECTUS.
--------------------------------------------------------------------------------
     CHECK WRITING SIGNATURE CARD                        Authorized Signature(s)


  ___________________________________________   1.______________________________
   Name of Fund for Check Redemption Service

  ___________________________________________   2.______________________________
   Name of Fund for Check Redemption Service

  ___________________________________________   3.______________________________
   Name of Fund for Check Redemption Service

   __________________________________________   4.______________________________
   Account Number (If known)

   __________________________________________
   Account Registration (Please Print)

   || Check here if only one signature is required on checks.
   || Check here if a combination of signatures is required and specify the number:___________________.

   ACCOUNTS  IN THE NAMES OF  CORPORATIONS,  TRUSTS,  PARTNERSHIPS,  ETC.,  MUST
   INDICATE  THE  LEGAL  TITLES  OF  ALL  AUTHORIZED  SIGNATORIES.  SHAREHOLDERS
   ELECTING THIS SERVICE ARE SUBJECT TO THE TERMS AND  CONDITIONS  LISTED IN THE
   PROSPECTUS.
================================================================================

I. TELEPHONE SERVICE ELECTION
           AVAILABLE FOR ALL TYPES OF ACCOUNTS EXCEPT AS NOTED BELOW
                     Unless I check the box  below,  I  understand  that I or my
                     representative   may  place  the   following   requests  by
                     telephone:
                     o Redemptions up to $50,000   o Exchanges
                     o Address Changes             o Dividend and/or Capital
                                                     Gain Distribution Option
                                                     changes
                    || I DO NOT WANT TELEPHONE SERVICES FOR MYSELF OR MY
                       REPRESENTATIVE NAMED IN SECTION 5 OF THIS APPLICATION

                                            AUTHORIZATION
                     I understand  that the telephone  services are optional and that unless I checked the box above, I authorize the Funds, all other  Seligman  Funds with the same account number and registration  which I currently own or in which I invest in the future,  and Seligman Data Corp.  ("SDC"),  to act upon instructions  received  by  telephone  from me or any other person (including the representative  named in section 5 of
                     this   application)   in  accordance  with  the  provisions
                     regarding  telephone  services  as set forth in the current prospectus of each such Fund, as amended from time to time.
                     I understand that redemptions of  uncertificated  shares of up to $50,000  will be sent only to my  account  address of record, and only if such address has not changed within the
                     30 days preceding such request.

                     Any telephone instructions given in respect of this account and any account  into which  exchanges  are made are hereby ratified  and I agree that neither the Fund(s) nor SDC will be liable  for any loss,  cost or expense  for acting  upon such  telephone  instructions  reasonably  believed  to  be genuine and in accordance with the procedures  described in each  prospectus,  as  amended  from  time  to  time.  Such procedures  include  recording of  telephone  instructions, requesting  personal and/or account information to verify a caller's  identity  and sending  written  confirmations  of transactions.  As a result of this  policy,  I may bear the
                     risk  of  any  loss  due  to   unauthorized  or  fraudulent
                     telephone  instructions;  provided,  however,  that  if the
                     Fund(s) or SDC fail to employ such procedures,  the Fund(s)
                     and/or SDC may be liable.

                     Telephone services are not available for trusts (unless the
                     trustee  and  sole   beneficiary   are  the  same  person),
                     corporations  or  group  retirement  plans.  IRA  telephone services will include only exchanges and address changes.


J. INVEST-A-CHECK(R) SERVICE
                     To start your Invest-A-Check(R) Service, fill out the "Bank
                     Authorization  to Honor  Pre-Authorized  Checks" below, and forward it with an  unsigned  bank check from your  regular checking account (marked "void", if you wish).
                     ACCOUNTS   MAY  BE   ESTABLISHED   CONCURRENTLY   WITH  THE
                     INVEST-A-CHECK(R) SERVICE WITH A $100 MINIMUM ($200 minimum for Seligman  Communications  and Information  Fund) IF THE
                     MONTHLY INVESTMENT OPTION IS CHOSEN, OR WITH A $250 MINIMUM
                     IF THE QUARTERLY INVESTMENT OPTION IS CHOSEN.
                     Please arrange with my bank to draw  pre-authorized  checks and invest the  following  dollar  amounts  (minimum:  $200 monthly or $500 quarterly for Seligman  Communications  and
                     Information  Fund $100  monthly or $250  quarterly  for all
                     other  Funds)  in  the  designated   Seligman   Fund(s)  as
                     indicated:

                     _______________  $_________   ||Monthly   ||Quarterly
                     Fund Name

                     ________________ $_________   ||Monthly   ||Quarterly
                     Fund Name

                     ________________ $_________   ||Monthly   ||Quarterly
                     Fund Name
                     I  understand that my checks will be drawn on the fifth day
                     of the month, or  prior   business   day,  for  the  period
                     designated.  I have  completed the "Bank  Authorization  to
                     Honor Pre-Authorized  Checks" below and have read and agree
                     to   the   Terms   and   Conditions   applicable   to   the
                     Invest-A-Check(R)  Service as set forth in each  Prospectus and as set forth below in the Bank Authorization.

                     X__________________________________________________________________
                     Signature of Investor  (Please also sign Bank Authorization below.)

                     X__________________________________________________________________
                     Signature of Co-Investor, if any

________________________________________________________________________________________
               BANK AUTHORIZATION TO HONOR PRE-AUTHORIZED CHECKS
________________________________________________________________________________________

To:_____________________________________________________________________________________
                                   (Name of Bank)
________________________________________________________________________________________
  Address of Bank or Branch (Street, City, State and Zip)

  Please honor pre-authorized checks drawn on my account by Seligman Data Corp., 100 Park Avenue, New York, N.Y. 10017, to the order of the Fund(s) designated below:

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name
  and charge them to my regular checking account.  Your authority to do so shall continue  until you  receive  written  notice  from me  revoking  it.  You may terminate your participation in this arrangement at any time by written notice to me. I agree that your  rights  with  respect to each  pre-authorized  check shall be the same as if it were a check  drawn  and  signed  by me. I  further agree  that  should  any such  check be  dishonored,  with or  without  cause, intentionally or inadvertently, you shall be under no liability whatsoever.

___________________________________   _________________________________________________
  Checking Account Number                Name(s) of Depositor(s) -- Please Print
                                     X__________________________________________________
                                      Signature(s) of Depositor(s) -- As Carried by Bank

                                     X__________________________________________________

--------------------------------------------------------------------------------
  To the Bank Designated above:
  Your  depositor(s)  named in the above form has instructed us to establish the
  Invest-A-Check(R) Service for his convenience. Under the terms of the Service, your depositor(s) has pre-authorized checks to be drawn against his account in a specific amount at regular intervals to the order of the designated Fund(s).
  Checks presented to you will be magnetic-ink  coded and will otherwise conform
  to   specifications  of  the  American  Bankers   Association.

  A letter of indemnification  addressed to you and signed by Seligman Financial
  Services, Inc., general distributor of the Seligman Mutual Funds, appears below.

  If there is anything we can do to help you in giving your depositor(s) this additional Service which he has requested, please let us know.

                                                             SELIGMAN DATA CORP.

                           INDEMNIFICATION AGREEMENT
  To the Bank designated above:
  SELIGMAN FINANCIAL SERVICES,  INC.,  distributor of the shares of the Seligman
  Mutual Funds, hereby agrees:
  (1) To indemnify  and hold you  harmless  against any loss,  damage,  claim or suit, and any costs or expenses reasonably  incurred in connection  therewith, either (a) arising as a  consequence  of your actions in  connection  with the execution  and  issuance  of any  check  or  draft,  whether  or not  genuine, purporting  to be executed by Seligman  Data Corp.  and received by you in the regular  course of business for the purpose of payment,  or (b) resulting from the  dishonor  of  any  such  check  or  draft,  with  or  without  cause  and
  intentionally  or   inadvertently,   even  though  such  dishonor  results  in
  suspension or termination of the  Invest-A-Check(R)  Service pursuant to which such checks or drafts are drawn.
  (2) To refund to you any amount  erroneously  paid by you on any such check or draft,  provided claim for any such payment is made within 12 months after the date of payment.
                       SELIGMAN FINANCIAL SERVICES, INC.
                                                           /S/Stephen J. Hodgdon
                                                                       President
________________________________________________________________________________



                                   MANAGED BY
                              [J&W SELIGMAN LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        Investment Managers and Advisors
                                ESTABLISHED 1864

                      STATEMENT OF ADDITIONAL INFORMATION
                                February 1, 1996
                   SELIGMAN NEW JERSEY TAX-EXEMPT FUND, INC.
                                100 Park Avenue
                               New York, NY 10017
                     New York City Telephone (212) 850-1864
                              Toll-Free Telephone:
                 (800) 221-2450 - all continental United States


         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman New Jersey Tax-Exempt Fund, Inc. (the "Fund"), dated February 1, 1996. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.


         The Fund offers two classes of shares. Class A shares may be purchased at net asset value plus a sales load of up to 4.75%. Class D shares may be purchased at net asset value and are subject to a contingent deferred sales load ("CDSL") of 1% if redeemed within one year.

         Each share of Class A and Class D represents an identical legal interest in the investment portfolio of the Fund and has the same rights except for certain class expenses and except that Class D shares bear a higher distribution fee that generally will cause the Class D shares to have a higher expense ratio and pay lower dividends than Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A and Class D shares have identical legal rights, the different expenses borne by each Class will result in different dividends. The two classes also have different exchange privileges.

                               TABLE OF CONTENTS


                                             Page
                                             ----
Investment Objective, Policies And Risks....    2
Investment Limitations......................    5
Directors and Officers......................    6
Management and Expenses.....................   11
Administration, Shareholder Services
  And Distribution Plan.....................   12
Portfolio Transactions......................   12
Purchase and Redemption of Fund Shares......   12
Distribution Services.......................   15
Taxes.......................................   15
Valuation...................................   16
Performance Information.....................   16
General Information.........................   18
Special Considerations Regarding
 Investments In New Jersey
   Tax-Exempt Securities....................   18
Financial Statements........................   19
Appendix A..................................   19
Appendix B..................................   22

TEC1A

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS


    The Fund is a non-diversified, open-end management investment company or mutual fund, incorporated in Maryland on March 13, 1987. As stated in the Prospectus, the Fund seeks to maximize income exempt from federal income tax and New Jersey personal income tax consistent with preservation of capital and with consideration given to opportunities for capital gain -by investing in investment-grade New Jersey Tax-Exempt Securities. Throughout this Statement of Additional Information, the New Jersey Gross Income Tax is referred to as the New Jersey personal income tax.


    The Fund is expected to invest principally, without percentage limitations, in tax-exempt securities which on the date of investment are within the four highest ratings of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, Baa for bonds; MIG 1, MIG 2, MIG 3, MIG 4 for notes; P-1 for commercial paper) or Standard & Poor's Corporation ("S&P") (AAA, AA, A, BBB for bonds; SP-1 - SP-2, for notes; A-1+, A-1/A-2 for commercial paper). Tax-Exempt Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in tax-exempt securities which are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis by the Manager, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Manager will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.


    Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Tax-exempt securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated tax-exempt securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the tax-exempt securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade tax-exempt securities rated in the fourth rating categories than in the higher rating categories.


    A description of the credit rating categories is contained in Appendix A to this Statement.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax-exempt securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions which may result from future changes in the tax laws.

New Jersey Tax-Exempt Securities. New Jersey Tax-Exempt Securities include bonds, notes and commercial paper issued by or on behalf of the State of New Jersey, its political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax and New Jersey personal income tax. Such securities are traded primarily in an over-the-counter market. The Fund may invest no more than 20% of its assets in certain private activity bonds, the interest on which is treated as a preference item for purposes of the
alternative  minimum  tax.  See  "New  Jersey  Tax-Exempt   Securities"  in  the
Prospectus.


    Under the Investment Company Act of 1940 (the "1940 Act"), the identification of the issuer of tax-exempt bonds, notes or commercial paper generally depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

    Tax-exempt bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Tax-exempt bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide among other things, various privately-operated facilities, such as airports, docks and wharves, mass commuting facilities, sewerage and solid waste disposal facilities, multifamily housing and facilities for furnishing water, electricity or gas. Such bonds are exempt from federal income tax if certain requirements are met. Tax-exempt bonds issued by public authorities on or before August 15, 1986 to provide funds for certain privately-operated businesses and facilities are called "industrial development bonds".

    The two principal classifications of tax-exempt bonds are "general obligation" and "revenue". General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of other specific revenue sources and consequently may be riskier than general obligation bonds. Although private activity bonds and industrial development bonds are issued by municipal authorities, they are generally secured by the revenues derived from payments of the private user. The payment of principal and interest on private activity bonds and industrial development bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    Tax-Exempt Notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Tax-Exempt Notes include:

    1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax Anticipation Notes and Revenue Anticipation Notes are issued to finance short-term working capital needs of political subdivisions. Generally, Tax Anticipation Notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both Tax and Revenue Anticipation Notes.

     2. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

    3. Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase such loan notes accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan notes.

    Issues of Tax-Exempt Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, Tax-Exempt Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


When-Issued Securities. The Fund may purchase tax-exempt securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the tax-exempt securities are each fixed at the time the buyer enters into the commitment. Although the Fund will only purchase a tax-exempt security on a when-issued basis with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable.


    Tax-exempt securities purchased on a when-issued basis and the securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a tax-exempt security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security so purchased.

    To the extent that the Fund purchases securities on a when-issued basis, a segregated account consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established with the Custodian and marked to market daily, with additional cash or liquid debt securities added when necessary. When the time comes to pay for when-issued securities, the Fund will meet its respective obligations from then available cash, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, the sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations carries with it a potential for the realization of capital gain. As noted elsewhere in the Prospectus and Statement of Additional Information, such gain is exempt from New Jersey personal income tax; any such capital gain is not exempt from federal income tax.

Floating Rate and Variable Rate Securities. The Fund may purchase floating rate and variable rate securities, including participation interests therein. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as of rates on Treasury Bonds or Bills or the prime rate of a major commercial bank, and that the Fund can demand payment of the obligations on short notice at par plus accrued interest, which amount may be more or less than the amount the Fund paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must be equivalent to the standards set forth with respect to taxable investments on page 5.


Stand-By Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold although the Manager has no present intention of investing the assets of the Fund in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.


    The price which the Fund would pay for tax-exempt securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks the Manager deems creditworthy. The Directors may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the Securities and Exchange Commission will issue such an order.

    Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Directors. The Board of Directors would, in connection with the determination of value of such a standby commitment, consider among other factors the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the Securities and Exchange Commission.


Portfolio Turnover. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities and may also result in the realization of short-term capital gains or losses. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. Long-term U.S. Government securities are not excluded from the calculation. For the years ended September 30, 1994 and 1995, the portfolio turnover rates were 12.13% and 4.66%, respectively. It is estimated that the portfolio turnover rate of the Fund will not exceed 100%. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.


Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from federal income tax and New Jersey personal income tax. However, in abnormal market conditions, if, in the judgment of the Manager, the tax-exempt securities satisfying the Fund's investment objectives may not be purchased or for temporary defensive purposes, the Fund may temporarily invest in instruments the interest on which is exempt from federal income tax, but not New Jersey personal income tax. Such securities would include instruments issued by states other than New Jersey and having the same general characteristics as those described under "New Jersey Tax-Exempt Securities" above.

    Also, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is only exempt from New Jersey personal income tax or is not exempt from either federal income tax or New Jersey personal income tax, pending the investment or reinvestment in tax-exempt securities of proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemption of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Such securities may include securities issued or guaranteed by the U.S. Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated AA, or better, by Standard & Poor's or Aa3, or better, by Moody's); prime commercial paper (rated A-1+/A-1 by Standard & Poor's or P-1 by Moody's); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of U.S. banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

                             INVESTMENT LIMITATIONS

    Under the Fund's fundamental policies, which cannot be changed except by vote of a majority of the outstanding voting securities of the Fund, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that tax-exempt securities and securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization and except to the extent permitted by Section 12 of the Act;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options except that the Fund may acquire standby commitments; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

   As a matter of policy, (i) with respect to 50% of the value of its total assets, securities of any issuer will not be purchased by the Fund if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities) at the close of each quarter of its taxable year and (ii) with respect to 75% of the Fund's assets, no revenue bond will be purchased by the Fund if as a result of such purchase more than 5% of the Fund's assets would be invested in the revenue bonds of a single issuer. These policies are not fundamental and may be changed by the Directors without shareholder approval.


   Under the 1940 Act a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.


                             DIRECTORS AND OFFICERS

   Directors and officers of the Fund, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


WILLIAM C. MORRIS*       Director,   Chairman  of  the  Board,  Chief  Executive
      (57)               Officer and Chairman of the Executive Committee

                         Managing Director, Chairman and President, J. & W. Seligman & Co. Incorporated, investment managers and advisors; and Seligman Advisors, Inc., advisors; Chairman and Chief Executive Officer, the Seligman Group of Investment Companies; Chairman, Seligman Financial Services, Inc., distributor; Seligman Holdings, Inc., holding company; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director or
                         Trustee, Seligman Data Corp., shareholder service agent; Daniel Industries, Inc., manufacturer of oil and gas metering equipment; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the Board of Governors of the Investment Company Institute; formerly, Chairman, J. &
                         W. Seligman Trust Company, trust company and Seligman Securities, Inc., broker/dealer.

BRIAN T. ZINO*           Director,   President   and  Member  of  the  Executive
     (43)                Committee

                         Director and Managing Director (formerly, Chief Administrative and Financial Officer), J. & W. Seligman & Co. Incorporated, investment managers and advisors; and Seligman Advisors, Inc., advisors; Director or Trustee, the Seligman Group of Investment Companies; President, the Seligman Group of Investment Companies, except Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.; Chairman, Seligman Data Corp., shareholder service agent; Director, Seligman Financial Services, Inc., distributor; Seligman Services, Inc., broker/dealer; Senior Vice President, Seligman Henderson Co., advisors; formerly, Director and Secretary, Chuo Trust
                         - JWS Advisors,  Inc., advisors;  and Director, J. & W.
                         Seligman Trust Company, trust company and Seligman Securities, Inc., broker/dealer.

RONALD T. SCHROEDER*     Director and Member of the Executive Committee
     (48)
                         Director,   Managing   Director  and  Chief  Investment
                         Officer,   Institutional,   J.  &  W.  Seligman  &  Co.
                         Incorporated,  investment  managers and  advisors;  and
                         Seligman Advisors, Inc., advisors; Director or Trustee,
                         the Seligman Group of Investment  Companies;  Director,
                         Seligman  Holdings,  Inc.,  holding  company;  Seligman
                         Financial   Services,   Inc.,   distributor;   Seligman
                         Henderson Co., advisors;  and Seligman Services,  Inc.,
                         broker/dealer;  formerly, President, the Seligman Group
                         of  Investment   Companies,   except  Seligman  Quality
                         Municipal  Fund,  Inc.  and Seligman  Select  Municipal
                         Fund,  Inc.;  and  Director,  J.  & W.  Seligman  Trust
                         Company,   trust   company;    Seligman   Data   Corp.,
                         shareholder service agent; and Seligman Securities, Inc., broker/dealer.

FRED E. BROWN*           Director
     (82)
                         Director  and  Consultant,  J.  &  W.  Seligman  &  Co.
                         Incorporated,   investment   managers   and   advisors;
                         Director or Trustee,  the Seligman  Group of Investment
                         Companies;    Seligman   Financial   Services,    Inc.,
                         distributor;  Seligman Services,  Inc.,  broker/dealer;
                         Trudeau Institute, Inc., non-profit biomedical research organization; Lake Placid Center for the Arts, cultural organization; and Lake Placid Education Foundation, education foundation; formerly, Director, J. & W.
                         Seligman  Trust Company,  trust  company;  and Seligman
                         Securities, Inc., broker/dealer.

JOHN R. GALVIN           Director
     (66)
                         Dean,  Fletcher  School of Law and  Diplomacy  at Tufts
                         University;  Director or Trustee, the Seligman Group of
                         Investment Companies;  Chairman of the American Council
                         on  Germany;  a Governor  of the  Center  for  Creative
                         Leadership;  Director  of USLIFE,  insurance;  National
                         Committee on  U.S.-China  Relations,  National  Defense
                         University and the Institute for Defense Analysis;  and
                         Consultant  of  Thomson  CSF,  electronics.   Formerly,
                         Ambassador, U.S. State Department; Distinguished Policy
                         Analyst at Ohio State University and Olin Distinguished
                         Professor  of National  Security  Studies at the United
                         States Military Academy. From June, 1987 to June, 1992, he was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command.
                         Tufts University, Packard Avenue, Medford, MA 02155

ALICE S. ILCHMAN         Director
     (60)
                         President, Sarah Lawrence College; Director or Trustee, the Seligman Group of Investment Companies; Chairman,
                         The Rockefeller Foundation, charitable foundation; and Director, NYNEX, telephone company; and the Committee for Economic Development; formerly, Trustee, The Markle
                         Foundation,  philanthropic organization;  and Director,
                         International Research and Exchange Board, intellectual exchanges.
                         Sarah Lawrence College, Bronxville, New York 10708

FRANK A. McPHERSON       Director
     (62)
                         Chairman  of the  Board and  Chief  Executive  Officer,
                         Kerr-McGee Corporation,  energy and chemicals; Director
                         or Trustee, the Seligman Group of Investment Companies;
                         Director  of   Kimberly-Clark   Corporation,   consumer
                         products,  Bank of Oklahoma Holding  Company,  American
                         Petroleum Institute, Oklahoma City Chamber of Commerce,
                         Baptist Medical Center,  Oklahoma Chapter of the Nature
                         Conservancy,  Oklahoma Medical Research  Foundation and
                         United Way Advisory  Board;  Chairman of Oklahoma  City
                         Public Schools  Foundation;  and Member of the Business
                         Roundtable and National Petroleum  Council.
                         123 Robert S. Kerr Avenue, Oklahoma City, OK 73102

JOHN E. MEROW*           Director
     (66)
                         Chairman and Senior Partner,  Sullivan & Cromwell,  law
                         firm;  Director  or  Trustee,  the  Seligman  Group  of
                         Investment Companies;  The Municipal Art Society of New
                         York;  Commonwealth  Aluminum  Corporation,   the  U.S.
                         Council for  International  Business  and the  U.S.-New
                         Zealand   Council;   Chairman,    American   Australian
                         Association;  Member of the American Law  Institute and
                         Council  on Foreign  Relations;  Member of the Board of
                         Governors of Foreign  Policy  Association  and New York
                         Hospital.
                         125 Broad Street, New York, NY 10004

BETSY S. MICHEL          Director
     (53)
                         Attorney;  Director or Trustee,  the Seligman  Group of
                         Investment   Companies  and  National   Association  of
                         Independent Schools (Boston), education; Chairman of the Board of Trustees of St. George's School (Newport,
                         RI).
                         St. Bernard's Road, Gladstone, NJ 07934

JAMES C. PITNEY          Director
     (69)
                         Partner,  Pitney,  Hardin,  Kipp  &  Szuch,  law  firm;
                         Director or Trustee,  the Seligman  Group of Investment
                         Companies and Public Service  Enterprise Group,  public
                         utility.
                         Park   Avenue  at  Morris   County,   P.O.   Box  1945,
                         Morristown, NJ 07962-1945

JAMES Q. RIORDAN         Director
     (68)
                         Director,  Various  Corporations;  Director or Trustee,
                         the  Seligman  Group  of  Investment   Companies;   The
                         Brooklyn  Museum;  The Brooklyn Union Gas Company;  The
                         Committee  for  Economic  Development;  Dow Jones & Co.
                         Inc.  and  Public   Broadcasting   Service;   formerly,
                         Co-Chairman   of  the   Policy   Council   of  the  Tax
                         Foundation;   Director   and   Vice   Chairman,   Mobil
                         Corporation;    Director   and    President,    Bekaert
                         Corporation;  and Director, Tesoro Petroleum Companies,
                         Inc.
                         675 Third Avenue, Suite 3004, New York, NY 10017

ROBERT L. SHAFER         Director
     (63)
                         Director, Various Corporations; Director or Trustee, the Seligman Group of Investment Companies; and USLIFE
                         Corporation,  life insurance.
                         235 East 42nd Street, New York, NY 10017

JAMES N. WHITSON         Director
     (60)
                         Executive Vice President,  Chief Operating  Officer and
                         Director,   Sammons  Enterprises,   Inc.,  Director  or
                         Trustee,  the Seligman  Group of Investment  Companies,
                         Red  Man  Pipe  and  Supply  Company  and  C-SPAN.
                         300 Crescent Court, Suite 700, Dallas, TX 75202

THOMAS G. MOLES          Vice President and Senior Portfolio Manager
     (53)
                         Director, Managing Director,  (formerly, Vice President
                         and  Portfolio  Manager),   J.  &  W.  Seligman  &  Co.
                         Incorporated,  investment  managers and advisors;  Vice
                         President and Portfolio  Manager,  three other open-end
                         investment  companies in the Seligman  Family of Mutual
                         Funds;   President  and  Portfolio  Manager,   Seligman
                         Quality   Municipal  Fund,  Inc.  and  Seligman  Select
                         Municipal Fund, Inc.,  closed-end investment companies;
                         Director,    Seligman   Financial    Services,    Inc.,
                         distributor;  Seligman Services,  Inc.,  broker/dealer;
                         and J. & W.  Seligman  Trust  Company,  trust  company;
                         formerly,    Director,   Seligman   Securities,   Inc.,
                         broker/dealer.

LAWRENCE P. VOGEL        Vice President
     (39)
                         Senior Vice President,  Finance, J. & W. Seligman & Co.
                         Incorporated,   investment   managers   and   advisors;
                         Seligman Financial  Services,  Inc.,  distributor;  and
                         Seligman  Advisors,   Inc.,  advisors;  Vice  President
                         (formerly, Treasurer), the Seligman Group of Investment
                         Companies;  Senior Vice President,  Finance  (formerly,
                         Treasurer),  Seligman Data Corp.,  shareholder  service
                         agent;  Treasurer,  Seligman  Holdings,  Inc.,  holding
                         company;   and  Seligman   Henderson   Co.,   advisors;
                         formerly,  Senior Vice President,  Seligman Securities,
                         Inc., broker/dealer;  Vice President,  Finance, J. & W.
                         Seligman Trust Company; and Senior Audit Manager, Price
                         Waterhouse, independent accountants.

FRANK J. NASTA           Secretary
     (31)
                         Senior  Vice   President,   Law  and   Regulation   and
                         Secretary,   J.  &  W.  Seligman  &  Co.  Incorporated,
                         investment  managers  and  advisors;   Secretary,   the
                         Seligman  Group  of  Investment   Companies,   Seligman
                         Financial   Services,   Inc.,   distributor;   Seligman
                         Henderson  Co.,  advisors;   Seligman  Services,  Inc.,
                         broker/dealer;   Chuo  Trust  -  JWS  Advisors,   Inc.,
                         advisors; and Seligman Data Corp., shareholder service agent; formerly, attorney, Seward & Kissel.

THOMAS G. ROSE           Treasurer
     (38)
                         Treasurer, the Seligman Group of Investment Companies and Seligman Data Corp., shareholder service agent;
                         formerly,  Treasurer, American Investors Advisors, Inc.
                         and the American Investors Family of Funds.

     The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

                                                         Compensation Table

                                                                                   Pension or             Total Compensation
                                                         Aggregate             Retirement Benefits        from Registrant and
            Name and                                   Compensation            Accrued as part of          Fund Complex Paid
    Position with Registrant                        from Registrant (1)           Fund Expenses            to Directors (2)
    ------------------------                        -------------------           -------------            ----------------
   William C. Morris, Director and Chairman              N/A                       N/A                         N/A
   Brian T. Zino, Director and President                 N/A                       N/A                         N/A
   Ronald T. Schroeder, Director                         N/A                       N/A                         N/A
   Fred E. Brown, Director                               N/A                       N/A                         N/A
   John R. Galvin, Director                           $1,515.88                    N/A                     $41,252.75
   Alice S. Ilchman, Director                          2,497.12                    N/A                      68,000.00
   Frank A. McPherson, Director                        1,515.88                    N/A                      41,252.75
   John E. Merow, Director                             2,425.70(d)                 N/A                      66,000.00(d)
   Betsy S. Michel, Director                           2,389.99                    N/A                      67,000.00
   Douglas R. Nichols, Jr., Director*                    909.82                    N/A                      24,747.25
   James C. Pitney, Director                           2,497.12                    N/A                      68,000.00
   James Q. Riordan, Director                          2,497.12                    N/A                      70,000.00
   Herman J. Schmidt, Director*                          909.82                    N/A                      24,747.25
   Robert L. Shafer, Director                          2,497.12                    N/A                      70,000.00
   James N. Whitson, Director                          2,425.70(d)                 N/A                      68,000.00(d)

(1)  For the year ended December 31, 1995.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of seventeen investment companies.

*    Retired May 18, 1995.

(d)  Deferred.

   The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such interest is included in the director's fees and expenses, and the accumulated balance thereof at September 30, 1995 of $30,675, is included in "other liabilities", in the Fund's financial statements.

   Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies in the Seligman Group.


    Directors and officers of the Fund as a group owned less than 1% of the Class A shares of the Fund at January 12, 1996. No Directors or officers owned Class D shares of the Fund at that date.


                            MANAGEMENT AND EXPENSES

   Under the Management Agreement, dated December 29, 1988, subject to the control of the Directors, the Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of Directors of the Fund who are employees or consultants of the Manager and the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.


   The Manager is entitled to receive a management fee from the Fund, calculated daily and payable monthly, equal to 0.50% of the Fund's average daily net assets on an annual basis. During the fiscal years ended September 30, 1993, 1994 and 1995 the Manager, in its discretion, waived a portion of its fees for the Fund. For the fiscal years ended September 30, 1993, 1994 and 1995, respectively, the management fees amounted to $192,477, $266,035 and $331,962, which represents
 .25%, .33% and .45%, respectively, of the average daily net assets of the Fund.

   The Fund pays all its expenses other than those specifically assumed by the Manager. These expenses include brokerage commissions, if any, interest charges, fees and expenses of independent attorneys and auditors, taxes and governmental fees including fees and expenses of qualifying the Fund and its shares under federal and state securities laws, cost of stock certificates and expenses of issue, sale, repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder recordkeeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees payable under the Administration, Shareholder Service and Distribution Plan described below, fees and expenses of Directors of the Fund not employed by or serving as a Director of the Manager or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses. The Fund may be subject to certain state expense limitations, the most stringent of which currently requires reimbursement of total expenses (including the management fee, but excluding interest, taxes, brokerage commissions, distribution fees and extraordinary expenses) in any year that they exceed 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% thereafter.


   On December 29, 1988 a majority of the outstanding  voting  securities of the
Manager  was   purchased   by  Mr.   William  C.   Morris  and  a   simultaneous
recapitalization of the Manager occurred.

   The Management Agreement is dated December 29, 1988 and was unanimously approved by the Directors at a Meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect from year to year thereafter if such continuance is approved in the manner required by the 1940 Act (i.e. (1) by a vote of a majority of the Directors or of the outstanding voting securities of the Fund and (2) by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and if the Manager shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.


   The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. See Appendix B for further history of the Manager.


           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

   As indicated in the Prospectus, an Administration, Shareholder Services and Distribution Plan (the "Plan") for the Fund under Section 12(b) of the Act and Rule 12b-1 thereunder has been in effect since the inception of the Fund.

   The Plan was approved on January 12, 1988 by the Directors including a majority of the Directors who are not "interested persons" (as defined in the Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors") and on December 16, 1988 by the shareholders of the Fund. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on February 1, 1994. The Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amounts payable under the terms of the Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the Plan may be made except with the approval of a majority of both the Directors and the Qualified Directors in accordance with the applicable provisions of the Act and the rules thereunder.

   The Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

                             PORTFOLIO TRANSACTIONS


   No brokerage commissions were paid by the Fund during the fiscal years ended September 30, 1993, 1994 or 1995. When the Fund or two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions already obtainable or saleable.


                     PURCHASE AND REDEMPTION OF FUND SHARES

   The Fund issues two classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share, plus a sales load. Class D shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on certain redemptions within one year of purchase. See "Alternative Distribution System," "Purchase Of Shares," and "Redemption Of Shares" in the Fund's Prospectus.

Specimen Price Make-Up


   Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales load of 4.75% and Class D shares are sold at net asset value.* Using the Fund's net asset value at September 30, 1995, the maximum offering price of the Fund's shares is as follows:

Class A

  Net asset value per share.........................................     $ 7.59
  Maximum sales load (4.75% of offering price)......................         .38
                                                                         -------

  Maximum offering price per share..................................     $ 7.97
                                                                         ======
  Class D

  Net asset value and maximum offering price per share*.............     $ 7.67
                                                                         ======

----------------
* Class D shares are subject to a CDSL of 1% on certain redemptions within one year of purchase. See "Redemption Of Shares" in the Prospectus.

Class A Shares - Reduced Sales Loads

Reductions Available. Shares of any Seligman Mutual Fund sold with a sales load in a continuous offering will be eligible for the following reductions:

     Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with a sales load, reaches levels indicated in the sales load schedule set forth in the Prospectuses.

     The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund, Seligman Capital Fund, Seligman Common Stock Fund, Seligman Communications and Information Fund, Seligman Frontier Fund, Seligman Growth Fund, Seligman Henderson Global Fund Series, Seligman High Income Fund Series, Seligman Income Fund, Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Tax-Exempt Fund Series or Seligman Tax-Exempt Series Trust that were sold with a sales load with the total net asset value of shares of those Seligman Mutual Funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another mutual fund in the Seligman Group on which there was a sales load at the time of purchase to determine reduced sales loads in accordance with the schedule in the Prospectuses. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another mutual fund in the Seligman Group on which there is a sales load at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Financial Services, Inc. ("SFSI") is notified by the investor or a dealer of the amount owned at the time a purchase is made and is furnished sufficient information to permit confirmation.

     A Letter of Intent allows an investor to purchase Class A shares of the Fund over a 13-month period at reduced sales loads in accordance with the schedule in the Prospectuses, based on the total amount of Class A shares that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with a sales load of Seligman Capital Fund, Seligman Common Stock Fund, Seligman Communications and Information Fund, Seligman Frontier Fund, Seligman Growth Fund, Seligman Henderson Global Fund Series, Seligman High Income Fund Series, Seligman Income Fund, Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Tax-Exempt Fund Series and Seligman Tax-Exempt Series Trust already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another mutual fund in the Seligman Group on which there was a sales load at the time of purchase. Reduced sales loads also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. For more information concerning the terms of the letter of intent, see "Terms and Conditions - Letter of Intent" accompanying the Account Application in the Fund's Prospectus.

Persons Entitled to Reductions. Reductions in sales loads apply to purchases of Class A shares of the Fund by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code, tax-exempt organizations under Section 501 (c)(3) or (13), and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectuses, reports and other shareholder communications.

2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


Eligible Employee Benefit Plans. The table of sales loads in the Prospectus applies to sales to "eligible employee benefit plans" (as defined in the Prospectus) except that the Fund may sell shares at net asset value to "eligible employee benefit plans," (i) which have at lest $1 million invested in the Seligman Mutual Funds or (ii) of employers who have at least 50 eligible employees to whom such plan is made available or, regardless of the number of employees, if such plan is established or maintained by any dealer which has a sales agreement with SFSI. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. Such sales are believed to require limited sales effort and sales related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from investment dealers or SFSI.


Further Types of Reductions. Class A shares may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies to financial institution trust departments, to registered investment advisers exercising investment discretionary authority with respect to the purchase of Fund shares, or pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund, to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act, to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI, to shareholders of mutual funds with investment objectives similar to the Fund's who purchase shares with redemption proceeds of such funds and to certain unit investment trusts as described in the Fund's Prospectus.

    Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price. Generally, the Fund will only consider accepting securities (1) to increase its holdings in a portfolio security of the Fund, or (2) if the Manager determines that the offered securities are a suitable investment in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for shares with securities, may require partial payment in cash for applicable sales loads, and may discontinue accepting securities as payment for shares at any time without notice. The Fund has no present intention of accepting securities in payment for shares.

More About Redemptions. The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. Payment may be made in securities, subject to the review of some state securities commissions. Payment may be postponed or the right of redemption suspended for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading in, the over-the-counter markets in which New Jersey Tax-Exempt Securities are primarily traded due to an emergency or order of the Securities and Exchange Commission. If payment were to be made in securities, shareholders receiving securities could incur certain transaction costs in receiving these securities.

                             DISTRIBUTION SERVICES


    SFSI, an affiliate of the Manager, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group that are offered continuously. As general distributor of the Fund's capital stock, SFSI allows concessions on sales of Fund shares to all dealers of up to 4.25% on purchases of Class A shares to which the 4.75% sales load applies. SFSI receives the balance of sales loads and any CDSL paid on Class D shares, if applicable. The Fund and SFSI are parties to a Distributing Agreement dated January 1, 1993.

   The total sales loads paid by shareholders of the Fund for the fiscal years ended September 30, 1995, 1994 and 1993, respectively, amounted to $154,232, $230,779, and $369,004, respectively, of which $135,667, $203,233, and $325,868, respectively, was paid as commissions to dealers. SFSI receives the balance of sales loads paid by investors. For the year ended September 30, 1995 and for the period February 1, 1994 through September 30, 1994, SFSI retained CDSL charges amounting to $1,586 and $376, respectively.

   Effective April 1, 1995, Seligman Services, Inc. ("SSI"), an affiliate of the Manager, became eligible to receive commissions from certain sales of Fund shares as well as distribution and service fees pursuant to the Plan. For the period ended September 30, 1995, SSI received commissions of $135 from sales of Fund shares. SSI also received distribution and service fees of $4,199, pursuant to the Plan.

   Class A shares may be sold at net asset value to present and retired trustees, directors, officers, employees (and family members, as defined in the Prospectus) of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.


                                     TAXES


   The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code and thus to be relieved of federal income tax on amounts distributed to shareholders; provided that it distributes at least 90% of its net investment income and net short-term capital gains, if any.


   Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (a) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, as forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (b) the Fund derive less than 30% of its gross annual income from gains from the sale or other disposition of stock, securities and certain other assets held for less than three months; and (c) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, United States Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

   As a qualified investment fund under New Jersey law, the Fund will not be subject to New Jersey corporate taxes with respect to any taxable income currently distributed to its shareholders. Shareholders who are subject to New Jersey personal income tax will be exempt from New Jersey personal income tax with respect to distributions paid by the Fund so long as it qualifies as such a qualified investment fund.

                                   VALUATION


    The net asset value per share of each class of the Fund is determined as of the close of the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., New York City time, on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine net asset value for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of Fund shares might be materially affected. Net asset value per share for a class is computed by dividing such class' share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the Manager's fee, are accrued daily and taken into account for the purpose of determining net asset value. The net asset value of Class D shares will generally be lower than the net asset value of Class A shares as a result of the higher distribution fee with respect to Class D shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.


   Tax-exempt securities will be valued on the basis of quotations provided by an independent pricing service, approved by the Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Directors. Short-term notes having remaining maturities of 60 days or less are generally valued at amortized cost.

   Generally, trading in certain securities such as tax-exempt securities, corporate bonds, U.S. Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities and other assets will be valued at their fair market value as determined in good faith by the Board of Directors.

                            PERFORMANCE INFORMATION


   The annualized yield for the 30-day period ended September 30, 1995 for the Fund's Class A shares was 4.14%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1995, which was the last day of this period. The average number of Class A shares of the Fund was 9,696,782 which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period (which includes fees charged pursuant to the Fund's 12b-1 plan). The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described in the Prospectus.

   The tax equivalent annualized yield for the 30-day period ended September 30, 1995 for the Fund's Class A shares was 7.34%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 43.57% (43.57% being the assumed maximum combined federal and state income tax rate for individual taxpayers subject to New Jersey personal income taxes. Then the small portion of the yield attributable to securities, the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the maximum federal income tax rate). These two calculations were then added to the portion of the yield, if any, that was not attributable to securities, the income of which was not tax exempt.

   The average annual total return for the one-year period ended September 30, 1995 for the Fund's Class A shares was 4.54%; for the five-year period ended September 30, 1995 was 7.37%; and since inception through the period ended on September 30, 1995 was 7.04%. These returns were computed by assuming a hypothetical initial payment of $1,000. From this $1,000, the maximum sales load of $47.50 (4.75% of public offering price) was deducted. It was then assumed that all of the dividends and distributions paid by the Fund over the relevant time period were reinvested. It was then assumed that at the end of each of these periods, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

    The annualized yield for the 30-day period ended September 30, 1995 for the Fund's Class D shares was 3.57%. The annualized yield was computed as for Class A shares by dividing the net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1995, which was the last day of this period. The average number of Class D shares were 157,219 which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends.

    The tax equivalent annualized yield for the 30-day period ended September 30, 1995 for the Fund's Class D shares was 6.33%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

    The average annual total return for the one-year period ended September 30, 1995 for the Fund's Class D shares was 7.79%, and since inception through the period ended September 30, 1995 was 1.70%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares and that all of the dividends and distributions by the Fund's Class D shares over the relevant time period were reinvested. It was then assumed that at the end of each period, the entire amount was redeemed, subtracting the 1% CDSL, if applicable.

   The tables below illustrate the total returns on a $1,000 investment in Class A and Class D shares of the Fund from the commencement of their operations through September 30, 1995, assuming investment of all dividends and capital gain distributions.

                                                           CLASS A SHARES


                    Value of              Capital              Value            Total Value
Period              Initial                Gain                 of                  of             Total
Ended 1            Investment 2         Distributions        Dividends          Investment 2     Return 1,3
-------           ------------          -------------        ---------          -----------      ----------
9/30/88                   $931                   $ --              $ 40               $ 971
9/30/89                    956                     --               111               1,067
9/30/90                    935                      9               177               1,121
9/30/91                    999                     15               263               1,277
9/30/92                  1,032                     19               350               1,401
9/30/93                  1,099                     42               457               1,598
9/30/94                    987                     55               488               1,530
9/30/95                  1,012                     80               587               1,679           67.91%

                                                           CLASS D SHARES

                    Value of               Capital             Value            Total Value
Period              Initial                 Gain                of                  of             Total
Ended 1           Investment 2          Distributions        Dividends          Investment 2     Return 1,3
-------           ------------          -------------        ---------          -----------      ---------
9/30/94                 $  910                  $  --             $  26            $    936
9/30/95                    942                     15                71               1,028            2.83%

1 From commencement of operations of Class A shares on February 16, 1988; and from commencement of operations of Class D shares on February 1, 1994.

2 The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales load, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" assumes investment of all dividends and capital gain distributions.

3 Total return for the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load or CDSL, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

   The waiver by the Manager of all or a portion of its fee and the reimbursement of certain Fund expenses during certain periods (as set forth under "Management and Expenses" herein and under "Management Services" in the Prospectus) positively affected the performance results provided in this section.

                              GENERAL INFORMATION


   The Directors are authorized to classify or reclassify and issue any shares of common stock of the Fund into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.


Custodian. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN NEW JERSEY TAX-EXEMPT SECURITIES

   The State of New Jersey is authorized to issue two general classes of indebtedness; general obligation bonds and revenue bonds. Both classes of bonds may be included in the Fund's portfolio. The repayment of principal and interest on general obligation bonds is secured by the full faith and credit of the State, ultimately backed by the State's taxing authority, without recourse to any specific project or source of revenue. Special obligation or revenue bonds may be repaid only from revenues received in connection with the project for which the bonds are issued, special excise taxes, or other special revenue sources and are usually issued by entities without taxing power. Neither the State of New Jersey nor any of its subdivisions are liable for the repayment of principal or interest on revenue bonds unless specifically stated to the contrary.

   General obligation bonds are to be repaid from revenues obtained through the state's general taxing authority if no other moneys are available therefor. The current political climate encourages maintaining or even lowering current tax levels. An inability to increase taxes may adversely affect the state's ability to authorize or repay debt.

   An absence or reduction of revenue will affect a bond issuing authority's ability to repay debt on special obligation bonds and no assurance can be given that sufficient revenues will be obtained to make such payments, although in some instances repayment may be guaranteed or otherwise secured.

   Authorities created by the State of New Jersey have issued special obligation bonds for the construction of hospitals, housing facilities, pollution control facilities, water and sewerage facilities and power and electric facilities. Each of these facilities may incur different difficulties in meeting its debt repayment obligations. Hospital facilities, for example, are subject to changes in Medicare and Medicaid reimbursement regulations, attempts by federal and state legislatures to limit the costs of health care and management's ability to complete construction projects on a timely basis as well as to maintain projected rates of occupancy and utilization. At any given time, there are several proposals pending on a federal and state level concerning health care which may further affect a hospital's debt service obligation.

   Housing facilities may be subject to increases in operating costs, management's ability to maintain occupancy levels, rent restrictions and availability of federal or state subsidies, while power and electric facilities may be subject to increased costs resulting from environmental restrictions, fluctuations in fuel costs, delays in licensing procedures and the general regulatory framework in which these facilities operate. All of these entities are constructed and operated under rigid regulatory guidelines.

   In the past, defaults have occurred in connection with special obligation bonds. For example, some entities which financed facilities with proceeds of industrial development bonds issued by the New Jersey Economic Development Authority, a major issuer of special obligation bonds, have defaulted on their debt service obligations. Since these special obligation bonds were repayable only from revenue received from the specific projects which they funded, the New Jersey Economic Development Authority was unable to repay the debt service to bondholders for such facilities. Each issue of special obligation bonds, however, depends on its own revenue for repayment, and thus these defaults should not affect the ability of the New Jersey Economic Development Authority to repay obligations on other bonds it issues in the future.

   Although the Fund generally intends to purchase securities, which at the time of purchase, have one of the four highest credit ratings, there can be no assurance that such ratings will remain in effect until the bond matures or is redeemed or will not be revised downward or withdrawn. Such a revision or withdrawal may have an adverse effect on the market price of such securities.

   During the mid-1980's, the State experienced a period of substantial economic growth with unemployment levels below the national average. The State slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research).


   Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6 percent during the first quarter of 1989 to a recessionary peak of
8.4 percent during 1992. Since then, the unemployment rate fell to 6.9 percent during the first quarter of 1995. This information is based upon figures from the U.S. Bureau of Labor Statistics and the New Jersey Department of Labor. To the extent that any adverse conditions exist in the future which affect the State's ability to repay debt, the value of the Fund's portfolio may be immediately and substantially adversely affected.


                              FINANCIAL STATEMENTS


   The Annual Report to Shareholders for the fiscal year ended September 30, 1995 is incorporated by reference into this Statement of Additional Information. The Annual Report contains a schedule of the investments of the Fund as of September 30, 1995, as well as certain other financial information as of that date. The Annual Report will be furnished without charge, to investors who request copies of the Fund's Statement of Additional Information.


                                   APPENDIX A


Moody's Investors Service, Inc. ("Moody's")
Tax-Exempt Bonds


   Aaa: Tax-Exempt bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Tax-exempt bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A: Tax-exempt bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa: Tax-exempt bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

   Ba: Tax-exempt bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B: Tax-exempt bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa: Tax-exempt bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca: Tax-exempt bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

   C: Tax-exempt bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Tax-Exempt Notes

   Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

   Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

   The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

   The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation ("S&P")

Tax-Exempt Bonds

   AAA: Tax-exempt bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

   AA: Tax-exempt bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

   A: Tax-exempt bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB: Tax-exempt bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

   BB, B, CCC, CC: Tax-exempt bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

   C: The rating C is reserved for income bonds on which no interest is being paid.

   D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

   NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

   SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

   SP-2:  Satisfactory capacity to pay principal and interest.

Commercial Paper

   S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

   A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

   A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

   A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

   B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

   C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

   D:  Debt rated "D" is in payment default.

   NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

   The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

         Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

         Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of
J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o  Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o  Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o  Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o  Establishes Investment Advisory Service.

 ...1940s

o  Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o  Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, tax-exempt municipal bond funds, today managing a national and 18 state-specific tax-exempt funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s


o  Introduces   Seligman  Select  Municipal  Fund,  Inc.  and  Seligman  Quality
   Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global investment products.

o  Introduces Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers four separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund and Seligman Henderson Global Growth Opportunities Fund.

--------------------------------------------------------
Seligman
New Jersey
Tax-Exempt
Fund, Inc.
--------------------------------------------------------
8th Annual Report
September 30, 1995


--------------------------------------------------------

(JWS LOGO GOES HERE)


To the Shareholders


We are pleased to update you on Seligman New Jersey Tax-Exempt Fund for the fiscal year ended September 30, 1995.

   During the past 12 months, total dividends for Class A shares were $0.391 per share. The net asset value of Class A shares was $7.59 per share on September 30, up from $7.40 a year ago. For Class D shares, total dividends were $0.332 per share. The net asset value of Class D shares was $7.67 per share on September 30, up from $7.48 a year ago. A capital gain distribution of $0.103 per share was paid on November 17, 1994, to Class A and D shareholders of record November 10, 1994.

   The past 12 months have been a particularly turbulent period for fixed-income markets. During the fourth quarter of 1994, a strengthening economy continued to fuel fears of an acceleration in the inflation rate. By mid-November, municipal bond yields had climbed to their highest levels since 1991. Investors, until now conspicuous by their absence, were attracted by higher yields and cautiously began buying. The municipal market, however, was still trying to absorb an oversupply of inventory as well as attempting to overcome the aftershocks of the Orange County, California, debacle and thus improved at a slower rate than the U.S. Treasury market. As 1994 came to a close, the bond market recovery was firmly under way. The Federal Reserve Board's (FRB) decision on February 1 to once again raise the federal funds rate helped to sustain the rally by boosting investor confidence in the FRB's ability to contain inflation.

   The U.S. economy finally began to exhibit signs of moderating during the second quarter of 1995, spurring further declines in long-term yields. The FRB, encouraged by economic reports, voted on July 6 to lower the federal funds rate in order to minimize the risk of a recession. While the bond markets initially reacted positively to this news, it wasn't long before the next round of economic reports proved surprisingly robust, prompting speculation that the economy was not as weak as believed. Long-term yields reversed their decline and spiked sharply, dashing hopes of an imminent FRB easing. The municipal market began to improve in late August as signs of economic strength abated. By September 30, long-term yields were essentially unchanged from a year ago.

   For much of the past year, municipal market participants have been focusing on tax reform legislation. Investors, concerned about the impact on the tax-exempt status of municipal securities, have been demanding higher yields as compensation. Currently, long-term municipal bonds, compared with taxable bonds, are the most attractive they have been all year.

   A discussion with your Portfolio Manager about your Fund, along with highlights of performance, long-term investment results, portfolio holdings, and financial statements, follows this letter.

   For any additional information about Seligman New Jersey Tax-Exempt Fund, or your investment in its shares, please write or call using the toll-free telephone numbers listed on page 15 of this report.

By order of the Board of Directors,

/s/ William Morris
    William C. Morris
    Chairman

                                 /s/ Brian T. Zino
                                     Brian T. Zino
                                     President
November 3, 1995

Seligman New Jersey Tax-Exempt Fund, Inc.

Highlights  September 30, 1995            Class A         Class D
Net Assets (millions)                      $73.6            $1.2
Yield*                                       4.14%           3.57%
Dividends**                                 $0.391          $0.332
Capital Gain Distributions**                $0.103          $0.103
Net asset value per share                   $7.59           $7.67
Maximum offering price per share            $7.97           $7.67
Moody's/S&P Ratings+
Aaa/AAA                                             69%
Aa/AA                                               15
A/A                                                 13
Baa/BBB                                              3
Holdings by Market Sector(dagger)
Revenue Bonds                                       77%
General Obligation Bonds                            23
Weighted Average Maturity (years)                   18.8

 *Current yield representing the annualized yield for the 30-day period ended September 30, 1995.
**Represents per share amount paid or declared during the year ended
  September 30, 1995.
 +Percentages based on current market value of long-term holdings.
Note: The yields have been computed in accordance with current SEC regulations and will vary, and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A small portion of the Fund's income dividends may be subject to applicable state and local taxes and to the federal alternative minimum tax. Past performance is not indicative of future investment results.

Annual Performance Overview

The following is a biography of your Portfolio Manager, a discussion with him regarding Seligman New Jersey Tax-Exempt Fund, and a chart and table comparing your Fund's performance to the performance of the Lehman Brothers Municipal Bond Index.

Your Portfolio Manager

(Photo of Thomas G. Moles goes here)

Thomas G. Moles is a Managing Director of J. & W. Seligman & Co. Incorporated, as well as President and Senior Portfolio Manager of Seligman Select Municipal Fund and Seligman Quality Municipal Fund, and Vice President and Senior Portfolio Manager of the Seligman tax-exempt mutual funds which include 19 separate portfolios. He is responsible for more than $2 billion in tax-exempt securities. Mr. Moles, with more than 25 years of experience, has spearheaded Seligman's tax-exempt efforts since joining the firm in 1983.

Factors Affecting Seligman New Jersey Tax-Exempt Fund
"In general, the investment environment for municipal securities in 1995 was much more advantageous than in 1994. Looking back, interest rates continued to move higher during the fourth quarter of 1994 as negative market sentiment prevailed. The net asset values on long-term municipal bond mutual funds, including your Fund, declined as a result. The municipal market was further impacted by the Orange County, California, bankruptcy, which undermined confidence in the market.

"During the first half of 1995, yields on municipal bonds trended lower as the economy exhibited signs of moderating. The municipal market, however, underperformed the U.S. Treasury market due to concerns regarding tax reform. During the third quarter, stronger-than-expected economic reports caused a brief spike in interest rates. By September 30, however, the overall decline in long-term yields over the past 12 months had caused the net asset value of your Fund to improve."

Your Manager's Investment Strategy
"For much of the past year, there has been little difference between yields on 20-year and 30-year municipal bonds. We took advantage of the narrow yield spread and shortened maturities where opportunities allowed. By implementing this strategy, the Fund was able to maintain yields while lessening volatility.

"As the bond market gradually improved, your Fund assumed a less defensive posture. Shorter-term prerefunded positions were reduced and replaced with long-term bonds, as long-term bonds generally realize greater price appreciation than shorter-term bonds in a declining interest rate environment.

"The Fund continues to concentrate new purchases in higher-quality municipal bonds. The market has not been offering enough of an additional yield on lower-rated bonds to compensate for their increased risk. In addition, the Fund has focused on bonds issued to provide for essential services, such as water and sewer facilities, transportation projects, etc. These bonds generally offer increased security because revenues derived from the projects are often pledged as repayment for the principal and interest on the bonds."

Looking Ahead
"The municipal market faces many challenges in the months to come. With the Federal government shifting more and more responsibilities to individual states, we are concerned about the impact on state budgets. Additionally, the possibility exists that future tax reform legislation may affect the tax-exempt status of municipal securities. At present, however, tax reform is not a consideration in our decision making process. We will continue to stay abreast of the latest developments and adjust our strategy accordingly. Despite the challenges, we remain optimistic about the prospects for the municipal market. We believe a moderating economy and a vigilant Federal Reserve Board should keep inflation in check and prevent a repeat of the dramatic interest rate increases that occurred in 1994."

Performance Comparison Chart and Table                September 30, 1995

This chart compares a $10,000 hypothetical investment made in Seligman New Jersey Tax-Exempt Fund Class A shares, with and without the maximum initial sales charge of 4.75%, since inception on February 16, 1988, through September 30, 1995, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performance of Seligman New Jersey Tax-Exempt Fund Class D shares is not shown in this chart but is included in the table below. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.



(The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.)

Seligman New Jersey Tax-Exempt Fund

            Class A with  Class A without     Lehman
             sales charge   sales charge       Index
2/16/88       $9,520.00      $10,000.00      $10,000.00
3/31/88       $9,093.00       $9,552.00       $9,883.50
6/30/88       $9,402.00       $9,876.00      $10,075.11
9/30/88       $9,707.00      $10,196.00      $10,333.43
12/31/88     $10,013.00      $10,518.00      $10,526.08
3/31/89      $10,110.00      $10,620.00      $10,595.79
6/30/89      $10,747.00      $11,289.00      $11,223.00
9/30/89      $10,668.00      $11,206.00      $11,230.81
12/31/89     $11,070.00      $11,628.00      $11,661.72
3/31/90      $11,046.00      $11,603.00      $11,713.96
6/30/90      $11,315.00      $11,886.00      $11,987.46
9/30/90      $11,206.00      $11,771.00      $11,994.49
12/31/90     $11,820.00      $12,416.00      $12,511.84
3/31/91      $12,065.00      $12,673.00      $12,794.67
6/30/91      $12,316.00      $12,937.00      $13,067.79
9/30/91      $12,772.00      $13,416.00      $13,575.64
12/31/91     $13,125.00      $13,787.00      $14,030.81
3/31/92      $13,106.00      $13,767.00      $14,072.51
6/30/92      $13,691.00      $14,381.00      $14,605.90
9/30/92      $14,011.00      $14,717.00      $14,994.54
12/31/92     $14,304.00      $15,026.00      $15,267.36
3/31/93      $14,856.00      $15,605.00      $15,834.40
6/30/93      $15,438.00      $16,216.00      $16,352.50
9/30/93      $15,975.00      $16,781.00      $16,905.21
12/31/93     $16,074.00      $16,885.00      $17,143.02
3/31/94      $15,169.00      $15,934.00      $16,201.97
6/30/94      $15,258.00      $16,027.00      $16,380.33
9/30/94      $15,297.00      $16,068.00      $16,492.57
12/31/94     $15,085.00      $15,846.00      $16,256.88
3/31/95      $16,108.00      $16,920.00      $17,405.48
6/30/95      $16,426.00      $17,254.00      $17,824.74
9/30/95      $16,791.00      $17,638.00      $18,337.23



The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1995, for Seligman New Jersey Tax-Exempt Fund Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman New Jersey Tax-Exempt Fund Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.


Average Annual Total Returns

                                                                   Since                                                    Since
                                        One           Five       Inception                                    One        Inception
                                        Year         Years        2/16/88                                     Year        2/1/94
                                        -----        -----        -------                                    -----       ---------
Seligman New Jersey                                                           Seligman New Jersey
Tax-Exempt Fund                                                               Tax-Exempt Fund
   Class A with Sales Charge             4.54%        7.37%        7.04%        Class D with CDSL             7.79%         n/a
   Class A without Sales Charge          9.77         8.42         7.73         Class D without CDSL          8.79         1.70%
Lehman Index                            11.18         8.86         8.32*      Lehman Index                   11.18         3.43

*From 2/29/88.

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders. Performance data quoted represent changes in prices and assume that all distributions within the periods are invested in additional shares. The investment return and principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

Portfolio of Investments                                                                                        September 30, 1995
   Face                                                                                                      Ratings        Market
  Amount                                       Municipal Bonds                                          Moody's/S&P+         Value
----------                                                                                              -----------    -----------
$3,750,000   Bergen County, NJ Utility Authority Water Pollution Control Rev., Zero Coupon Bond
               due 12/15/2009                                                                                Aaa/AAA   $ 1,739,250
 2,500,000   Brick Township Municipal Utilities Authority, NJ Rev., 6.50% due 12/1/2012                      Aaa/AAA     2,699,475
 1,000,000   Delran Sewerage Authority, NJ Subordinated Sewer Rev., 7.50% due 3/1/2013                       Aaa/AAA     1,101,820
 1,000,000   Hamilton Township Municipal Utilities Authority, NJ Rev., 6% due 8/15/2017                      Aaa/AAA     1,010,180
 3,000,000   Howell Township, NJ G.O.'s, 6.80% due 1/1/2014                                                  Aaa/AAA     3,248,100
   700,000   Lenape, NJ Regional High School District G.O.'s, 7 5/8% due 1/1/2009                            Aaa/AAA       853,475
 1,250,000   Logan Township, NJ School District Certificates of Participation (Pacificorp Capital, Inc.),
               7% due 6/15/2014                                                                              Aaa/AAA     1,373,175
 1,500,000   Marlboro Township Municipal Utilities Authority Monmouth County, NJ Water Rev.,
               6% due 12/1/2018                                                                              Aaa/AAA     1,514,295
 3,000,000   Mercer County, NJ Improvement Authority Rev. (Resource Recovery Project),
               6.70% due 4/1/2013*                                                                           Aaa/AAA     3,111,990
 3,000,000   Morris County, NJ G.O.'s, 5% due 7/15/2011                                                      Aaa/AAA     2,824,620
 2,250,000   New Jersey Building Authority State Building Rev. (Garden State Savings Bonds),
               Zero Coupon Bond due 6/15/2008                                                                Aa/AA-      1,141,538
 1,000,000   New Jersey Building Authority State Building Rev., 7.20% due 6/15/2013                          Aa/AA-      1,085,310
   500,000   New Jersey Economic Development Authority Rev. (Jersey Central Power &
               Light Co. Project), 7.10% due 7/1/2015                                                        Aaa/AAA       556,510
 1,000,000   New Jersey Economic Development Authority Water Facilities Rev. (Hackensack Water Co.
               Project), 7% due 10/1/2017*                                                                   NR/A        1,033,600
 1,000,000   New Jersey Economic Development Authority Water Facilities Rev. (Hackensack Water Co.
               Project), 7% due 1/1/2019                                                                     Aaa/AAA     1,050,570
 1,000,000   New Jersey Economic Development Authority Water Facilities Rev. (Middlesex Water Co.
               Project), 5.20% due 10/1/2022                                                                 Aaa/AAA       919,900
 3,500,000   New Jersey Economic Development Authority Water Facilities Rev. (New Jersey-American
               Water Co., Inc. Project), 5.50% due 6/1/2023*                                                 Aaa/AAA     3,346,525
 3,000,000   New Jersey Educational Facilities Financing Authority Rev. (Trenton State College),
               7.20% due 7/1/2019                                                                            Aaa/AAA     3,344,040
 1,495,000   New Jersey Health Care Facilities Financing Authority Rev. (Chilton Memorial Hospital),
               5% due 7/1/2013                                                                               A/A-        1,307,721
 1,000,000   New Jersey Health Care Facilities Financing Authority Rev. (St. Clare's Riverside Medical
             Center), 7.75% due 7/1/2014                                                                     Aaa/AAA     1,079,920
 2,000,000   New Jersey Health Care Facilities Financing Authority Rev. (St. Clare's Riverside Medical
               Center), 5.75% due 7/1/2014                                                                   Aaa/AAA     1,986,180
 2,000,000   New Jersey Health Care Facilities Financing Authority Rev. (Hackensack Medical Center),
               6 5/8% due 7/1/2017                                                                           Aaa/AAA     2,124,060
 1,000,000   New Jersey Health Care Facilities Financing Authority Rev. (Holy Name Hospital),
               6.75% due 7/1/2020                                                                            Aaa/AAA     1,061,860
 2,500,000   New Jersey Health Care Facilities Financing Authority Rev. (The Medical Center
               at Princeton), 7% due 7/1/2022                                                                Aaa/AAA     2,760,900
 2,500,000   New Jersey Health Care Facilities Financing Authority Rev. (Englewood Hospital &
               Medical Center), 6.75% due 7/1/2024                                                           Baa/BBB     2,518,600
 1,100,000   New Jersey Housing & Mortgage Finance Agency (Home Mortgage Purchase Rev.),
               7 7/8% due 10/1/2016                                                                          Aaa/AAA     1,152,899
   220,000   New Jersey Housing & Mortgage Finance Agency (Home Buyer Rev.),
               7.65% due 10/1/2016                                                                           Aaa/AAA       236,293
 1,000,000   New Jersey Housing & Mortgage Finance Agency (Home Buyer Rev.),
               5 3/8% due 4/1/2025*                                                                          Aaa/AAA       895,070
   560,000   New Jersey Housing & Mortgage Finance Agency (Home Buyer Rev.),
               7.70% due 10/1/2029*                                                                          Aaa/AAA       589,803
 1,325,000   New Jersey Wastewater Treatment Trust Loan Rev., 7.25% due 5/15/2006                            Aa/AA       1,420,387
 1,000,000   New Jersey Wastewater Treatment Trust Loan Rev., 7 3/8% due 5/15/2007                           Aaa/AAA     1,094,490
 1,625,000   New Jersey Wastewater Treatment Trust Loan Rev., 7.25% due 5/15/2007                            Aa/AA       1,736,979
 2,000,000   Oradell School District, NJ Certificates of Participation, 7.20% due 10/1/2009                  Aaa/AAA     2,241,100
 1,000,000   Paterson, NJ Water System G.O.'s, 7 1/8% due 7/1/2015                                           Aaa/AAA     1,065,910
 3,000,000   Port Authority of New York & New Jersey Consolidated Rev., 4.75% due 1/15/2029                  A1/AA-      2,469,390
 3,500,000   Salem County, NJ Improvement Authority Rev. (Correctional Facility
               & Courthouse Annex), 5.70% due 5/1/2017                                                       Aaa/AAA     3,448,515
 2,500,000   Salem County, NJ Pollution Control Financing Authority Waste Disposal Rev.
               (E. I. duPont de Nemours & Co.), 6 1/8% due 7/15/2022*                                        Aa3/AA      2,510,675
 1,750,000   South Jersey Port Corporation, NJ Marine Terminal Rev., 6 7/8% due 1/1/2020                     NR/A+       1,813,000
 5,000,000   Union County, NJ Improvement Authority Rev. (Correctional Facilities), Zero Coupon
               Bond due 6/15/2007                                                                            Aaa/AA+     2,694,200
 2,500,000   University of Medicine & Dentistry of New Jersey, 7.20% due 12/1/2019                           A/AA        2,757,675
 1,000,000   Western Monmouth Utilities Authority, NJ Sewer Rev., 6% due 2/1/2014                            Aaa/AAA     1,006,190
                                                                                                                       -----------
Total Municipal Bonds (Cost $67,975,396)--96.2%                                                                         71,926,190
Variable Rate Demand Notes (Cost $1,200,000)--1.6%                                                                       1,200,000
Other Assets Less Liabilities--2.2%                                                                                      1,624,413
                                                                                                                       -----------
NET ASSETS--100.0%                                                                                                     $74,750,603
                                                                                                                       ===========
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.

See notes to financial statements.

Statement of Assets and Liabilities                                                          For the year ended September 30, 1995

Assets:
Investments, at value:
  Long-term holdings (cost $67,975,396)                                     $71,926,190
  Short-term holdings (cost $1,200,000)                                       1,200,000       $73,126,190
                                                                            -----------
Cash                                                                                              231,780
Interest receivable                                                                             1,303,225
Receivable for Capital Stock sold                                                                 359,456
Expenses prepaid to shareholder service agent                                                      35,411
Other                                                                                               9,855
                                                                                              -----------
Total Assets                                                                                   75,065,917
                                                                                              -----------
Liabilities:
Dividends payable                                                                                 133,501
Payable for Capital Stock repurchased                                                              56,253
Accrued expenses, taxes, and other                                                                125,560
                                                                                              -----------
Total Liabilities                                                                                 315,314
                                                                                              -----------
Net Assets                                                                                    $74,750,603
                                                                                               ==========

Composition of Net Assets:
  Capital Stock, at par ($.001 par value; 50,000,000 shares authorized;
    9,845,254 shares outstanding):
    Class A                                                                                   $     9,690
    Class D                                                                                           155
Additional paid-in capital                                                                     70,758,980
Undistributed net realized gain                                                                    30,984
Net unrealized appreciation of investments                                                      3,950,794
                                                                                              -----------
Net Assets                                                                                    $74,750,603
                                                                                              ===========
Net Asset Value per share:
    Class A ($73,560,792 (divided by) 9,690,206 shares)                                             $7.59
                                                                                                    =====
    Class D ($1,189,811 (divided by) 155,048 shares)                                                $7.67
                                                                                                    =====

See notes to financial statements.


Statements of Changes in Net Assets
                                                                                               Year Ended September 30
                                                                                             ----------------------------
                                                                                                1995              1994
                                                                                             -----------      -----------

Operations:
Net investment income                                                                        $ 3,889,418      $ 4,167,938
Net realized gain on investments                                                                  33,365        1,022,309
Net change in unrealized appreciation of investments                                           2,800,005       (8,662,877)
                                                                                             -----------      -----------
Increase (decrease) in net assets from operations                                              6,722,788       (3,472,630)
                                                                                             -----------      -----------
Distributions to shareholders:
Net investment income:
   Class A                                                                                    (3,838,302)      (4,147,445)
   Class D                                                                                       (51,116)         (20,493)
Net realized gain on investments:
   Class A                                                                                    (1,010,909)        (965,694)
   Class D                                                                                       (13,739)              --
                                                                                             -----------      -----------
Decrease in net assets from distributions                                                     (4,914,066)      (5,133,632)
                                                                                             -----------     ------------

Capital share transactions:*
                                                                        Shares
                                                              -----------------------
                                                              Year Ended September 30
                                                              -----------------------
                                                                1995            1994
                                                              ---------      ---------
Net proceeds from sale of shares:
   Class A                                                      548,270        828,366         4,058,926        6,506,607
   Class D                                                       63,760        140,466           466,899        1,083,038
Shares issued in payment of dividends:
   Class A                                                      305,485        323,064         2,251,536        2,513,538
   Class D                                                        4,801          1,624            35,924           12,377
Exchanged from associated Funds:
   Class A                                                      512,716        150,576         3,727,736        1,154,376
   Class D                                                        1,613             --            12,373               --
Shares issued in payment of gain distributions:
   Class A                                                      109,013         87,409           742,377          699,267
   Class D                                                        1,519                           10,467               --
                                                              ---------      ---------       -----------      -----------
Total                                                         1,547,177      1,531,505        11,306,238       11,969,203
                                                              ---------   ------------       -----------      -----------
Cost of shares repurchased:
   Class A                                                   (1,428,147)    (1,288,638)      (10,436,724)      (9,918,118)
   Class D                                                      (48,118)        (5,241)         (359,695)         (39,659)
Exchanged into associated Funds:
   Class A                                                     (345,862)      (115,220)       (2,493,426)        (886,677)
   Class D                                                         (316)        (5,060)           (2,400)         (37,852)
                                                              ---------   ------------       -----------      -----------
Total                                                        (1,822,443)    (1,414,159)      (13,292,245)     (10,882,306)
                                                              ---------   ------------       -----------      -----------
Increase (decrease) in net assets from
   capital share transactions                                  (275,266)       117,346        (1,986,007)       1,086,897
                                                              =========   ============       -----------      -----------

Decrease in net assets                                                                          (177,285)      (7,519,365)
Net Assets:
Beginning of year                                                                             74,927,888       82,447,253
                                                                                             -----------     ------------
End of year                                                                                  $74,750,603      $74,927,888
                                                                                             ===========      ===========
-------------------
*The Fund began offering Class D shares on February 1, 1994.
See notes to financial statements.

Notes to Financial Statements

1. Seligman New Jersey Tax-Exempt Fund, Inc. (the "Fund") offers two classes of shares. All shares existing prior to February 1, 1994, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and contingent deferred sales load ("CDSL") of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

a. All tax-exempt securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. There is no provision for federal income or excise tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.

c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that can be specifically attributed to a particular class, are charged directly to such class.

e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, and capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

3. Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1995, amounted to $3,336,380 and $8,087,718, respectively.

     At September 30, 1995, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of investments amounted to $4,616,400 and $665,606, respectively.

4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of the Fund's average daily net assets. During the year ended September 30, 1995, the Manager, at its discretion, waived a portion of its fees equal to $34,752. The management fee reflected in the Statement of Operations represents 0.45% per annum of the Fund's average daily net assets.

     Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the Fund's shares and an affiliate of the Manager, received concessions of $18,565 from the sale of Class A shares, after commissions of $135,667 paid to dealers.

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to Class A shares under which service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended September 30, 1995, fees paid aggregated $159,902, or 0.22% per annum of the average daily net assets of Class A shares.

     The Fund has a Plan with respect to Class D shares under which service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1995, fees paid amounted to $11,520, or 1% per annum of the average daily net assets of Class D shares.

     The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 1995, such charges amounted to $1,586.

     Effective April 1, 1995, Seligman Services, Inc., an affiliate of the Manager, became eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the period ended September 30, 1995, Seligman Services, Inc. received commissions of $135 from sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $4,199, pursuant to the Plan.

     Seligman Data Corp., which is owned by certain associated investment companies, charged at cost $117,394 for shareholder account services.

     Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman
Data Corp.

     Fees of $8,000 were incurred by the Fund for the legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at September 30, 1995, of $30,675 is included in other liabilities. Deferred fees and related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

5. Class-specific expenses charged to Class A and Class D during the year ended September 30, 1995, which are included in the corresponding captions of the Statement of Operations, were as follows:
                                       Class A        Class D
                                      --------        -------

Distribution
   and service fees                   $159,902        $11,520
Registration                               894            998
Shareholder reports and
   communications                          809              7

Financial Highlights

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Fund's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts using average shares outstanding.

     The total return based on net asset value measures the Fund's performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Fund. The total returns for periods of less than one year are not annualized.


                                                                    Class A                                       Class D
                                              ---------------------------------------------------------        ------------------
                                                              Year Ended September 30                          Year        2/1/94*
                                              ---------------------------------------------------------        Ended         to
                                              1995         1994         1993         1992         1991        9/30/95      9/30/94
                                              -----        -----        -----        -----        -----        -----        -----
Per Share Operating Performance:
Net asset value, beginning of period          $7.40        $8.24        $7.74        $7.49        $7.01        $7.48        $8.14
                                              -----        -----        -----        -----        -----        -----        -----
Net investment income                           .39          .41          .42          .44          .44          .33          .23
Net realized and unrealized
  investment gain (loss)                        .29         (.74)         .61          .27          .51          .29         (.66)
                                              -----        -----        -----        -----        -----        -----        -----
Increase (decrease) from
  investment operations                         .68         (.33)        1.03          .71          .95          .62         (.43)
Dividends paid or declared                     (.39)        (.41)        (.42)        (.44)        (.44)        (.33)        (.23)
Distributions from net gain realized           (.10)        (.10)        (.11)        (.02)        (.03)        (.10)          --
                                              -----        -----        -----        -----        -----        -----        -----
Net increase (decrease) in
  net asset value                               .19         (.84)         .50          .25          .48          .19         (.66)
                                              -----        -----        -----        -----        -----        -----        -----
Net asset value, end of period                $7.59        $7.40        $8.24        $7.74        $7.49        $7.67        $7.48
                                              =====        =====        =====        =====        =====        =====        =====

Total return based on
  net asset value                              9.77%       (4.25)%      14.02%        9.70%       13.97%        8.79%       -5.47%
Ratios/Supplemental Data:
Expenses to average net assets                 1.01%         .90%        0.86%        0.85%         .81%        1.89%        1.75%+
Net investment income to
  average net assets                           5.29%        5.24%        5.37%        5.74%        6.02%        4.45%        4.37%+
Portfolio turnover                             4.66%       12.13%       15.90%       27.13%       14.64%        4.66%       12.13%++
Net assets, end of period
(000's omitted)                             $73,561      $73,942      $82,447      $74,256      $65,044       $1,190         $986
Without management fee waiver:**
Net investment income per share                $.39         $.40         $.40         $.42         $.42         $.33         $.22
Expenses to average net assets                 1.06%        1.07%        1.11%        1.10%        1.11%        1.94%        1.87%+
Net investment income to
average net assets                             5.24%        5.07%        5.12%        5.49%        6.01%        4.40%        4.25%+
-----------------
 *Commencement of offering of Class D shares.
**The Manager, at its discretion, waived a portion of its fees for the periods presented.
 +Annualized.
++For the year ended September 30, 1994.

See notes to financial statements.

Report of Independent Auditors

The Board of Directors and Shareholders,
Seligman New Jersey Tax-Exempt Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman New Jersey Tax-Exempt Fund, Inc. as of September 30, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman New Jersey Tax-Exempt Fund, Inc. as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
-------------------------
DELOITTE & TOUCHE LLP
New York, New York
November 3, 1995

Board of Directors

Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

John R. Galvin 2
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, USLIFE Corporation

Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation

Frank A. McPherson 2
Chairman and CEO, Kerr-McGee Corporation
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow
Partner, Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

Betsy S. Michel 2
Director or Trustee,
   Various Organizations


William C. Morris 1
Chairman
Chairman of the Board and President,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Daniel Industries, Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3
Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group

James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

Ronald T. Schroeder 1
Managing Director,
   J. & W. Seligman & Co. Incorporated

Robert L. Shafer 3
Vice President, Pfizer Inc.
Director, USLIFE Corporation

James N. Whitson 2
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-Span
Director, Red Man Pipe and Supply Company

Brian T. Zino 1
President
Managing Director,
---------------
Member: 1 Executive Committee
        2 Audit Committee
        3 Director Nominating Committee


Executive Officers

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary




Manager
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450   Shareholder
                 Services

(800) 622-4597   24-Hour Automated
                 Telephone Access
                 Service

                   Seligman Financial Services, Inc.
                            an affiliate of

                          JWS LOGO GOES HERE

                          J. & W. Seligman & Co.
                               INCORPORATED
                             ESTABLISHED 1864
                    100 Park Avenue, New York, NY  10017


This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman New Jersey Tax-Exempt Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.
                                                               TECNJ2 9/95

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits


(a)  Financial Statements:

Part A - Financial  Highlights  for Class A shares for the period  February  16,
         1988 (commencement of operations) to September 30, 1995.
         Financial Highlights for Class D shares for the period February 1, 1994 (commencement of operations) to September 30, 1995.

Part B - Required   Financial   Statements   are  included in the Fund's  Annual
         Report to shareholders, dated September 30, 1995, which is incorporated by reference in the Statement of Additional Information. These Financial Statements are: Portfolio of Investments as of September 30, 1995; Statement of Assets and Liabilities as of September 30, 1995; Statement of Operations for the year ended September 30, 1995; Statements of Changes in Net Assets for the years ended September 30, 1995 and September 30, 1994; Notes to Financial Statements; Financial Highlights for the five years ended September 30, 1995 for the Fund's Class A shares and for the period February 1, 1994 (commencement of operations) to September 30, 1995 for the Fund's Class D shares; Report of Independent Auditors.

   (b) Exhibits: All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are attached hereto.

(1) Copy of Articles Supplementary to Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed November 30, 1993.)

(2) Copy of By-laws of Registrant. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on January 11, 1988.)

(3)   N/A

(4) Copy of Specimen Stock Certificate for Class A shares. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on January 11, 1988.)

(4a) Copy of Specimen Stock Certificate for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed January 31, 1994.)

(5)   Copy of Management Agreement between the Registrant and J. & W. Seligman &
      Co.    Incorporated.    (Incorporated   by   reference   to   Registrant's
      Post-Effective Amendment No. 3 filed February 1, 1989.)

(6)   Copy  of  Distributing  Agreement  between  the  Registrant  and  Seligman
      Financial  Services  Inc.   (Incorporated  by  reference  to  Registrant's
      Post-Effective Amendment No. 9 filed February 1, 1993.)

(6b) Copy of Sales Agreement between Dealers and Seligman Financial Services, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed February 1, 1995.)


(7) Copy of amended Retirement Income Plan of J. & W. Seligman & Co. Incorporated and Trust. (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 filed November 30, 1992.)

(7a) Copy of amended Employees' Thrift Plan of Union Data Service Center, Inc. and Trust. (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 filed November 30, 1992.)

(8) Copy of Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Pre-Effective Amendment filed on January 11, 1988.)

(9)   N/A

(10)  Opinion of Counsel and Consent of Counsel.*

(11)  Consent of Independent Auditors.*

(12)  N/A

(13)  Copy of  Purchase  Agreement  for  Initial  Capital  for  Class D  shares.
      (Incorporated by reference to Post-Effective Amendment No. 11 filed January 31, 1994.)

(14) Copy of amended Individual Retirement Account Trust and Related Documents. (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 filed November 30, 1992.)

(14a) Copy of amended Comprehensive Retirement Plans for Money Purchase and/or Prototype Profit Sharing Plan. (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 filed November 30, 1992.)

(14b) Copy of amended Basic Business Retirement Plans for Money Purchase and/or Profit Sharing Plans. (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 filed November 30, 1992.)

(14c) Copy of amended 403(b)(7) Custodial Account Plan. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed January 11, 1988.)

(14d) Copy of amended Simplified Employee Pension Plan (SEP). (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed January 11, 1988.)

(14e) Copy of amended J. & W. Seligman & Co. Incorporated (SARSEP) Salary Reduction and Other Elective Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement (Under Section 408(k) of the Internal Revenue Code). (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 filed November 30, 1992.)

(15) Copy of amended Administration, Shareholder Services and Distribution Plan and Form of Agreement of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed January 31, 1994.)


(16)  Schedule  for  computation  of  tax  Equivalent  yield  and  schedule  for
      computation  of  each  performance   quotation  provided  in  Registration
      Statement in response to Item 22.*

(17) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.*

(18) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940.*


Item 25.    Persons Controlled by or Under Common Control with Registrant-None.


Item 26. Number of Holders of Securities - As of January 12, 1996, there were 1,745 record holders of Class A Capital Stock and 48 record holders of Class D Capital Stock of the Registrant.

Item 27. Indemnification - Incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 33-13401) filed on April 15, 1987, and amendments thereto filed on January 11, 1988 and February 10, 1988.


Item 28. Business and Other Connections of Investment Adviser - J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to sixteen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc.,
            Seligman  Portfolios,  Inc., Seligman  Pennsylvania  Tax-Exempt Fund
            Series, Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust and Tri-Continental Corporation.

Item 28 The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager, together with i nformation as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D or Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-5798) on December 4, 1995.


Item 29.    Principal Underwriters


           (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser, are:

               Seligman Capital Fund, Inc.
               Seligman Cash Management Fund, Inc.
               Seligman Common Stock Fund, Inc.
               Seligman Communications and Information Fund, Inc.
               Seligman Frontier Fund, Inc.
               Seligman Growth Fund, Inc.
               Seligman Henderson Global Fund Series, Inc.
               Seligman High Income Fund Series
               Seligman Income Fund, Inc.
               Seligman Portfolios, Inc.
               Seligman Pennsylvania Tax-Exempt Fund Series
               Seligman Tax-Exempt Fund Series, Inc.
               Seligman Tax-Exempt Series Trust

           (b) Name of each director, officer or partner of each principal underwriter named in reponse to to Item 21:


                                      Seligman Financial Services, Inc.
                                           As of January 18, 1996

        (1)                                         (2)                                          (3)
Name and Principal                         Positions and Offices                        Positions and Offices
 Business Address                            with Underwriter                              with Registrant
 ----------------                            ----------------                              ---------------
William C. Morris*                            Director                                    Chairman of the Board and
                                                                                          Chief Executive Officer
Brian T. Zino*                                Director                                    Director and President
Ronald T. Schroeder*                          Director                                    Director
Fred E. Brown*                                Director                                    Director
William H. Hazen*                             Director                                    None
Thomas G. Moles*                              Director                                    Vice  President  and  Senior
                                                                                          Portfolio Manager
David F. Stein*                               Director                                    None
David Watts*                                  Director                                    None
Stephen J. Hodgdon*                           President                                   None
Lawrence P. Vogel*                            Senior Vice President - Finance             Vice President
Mark R. Gordon*                               Senior Vice President, Director             None
                                              of Marketing
Gerald I. Cetrulo, III                        Senior Vice President of Sales,             None
140 West Parkway                              Regional Sales Manager
Pompton Plains, NJ  07444
Bradley F. Hanson                             Senior Vice President of Sales,             None
9707 Xylon Court                              Regional Sales Manager
Bloomington, MN  55438
Bradley W. Larson                             Senior Vice President of Sales,             None
367 Bryan Drive                               Regional Sales Manager
Danville, CA  94526
D. Ian Valentine                              Senior Vice President of Sales,             None
307 Braehead Drive                            Regional Sales Manager
Fredericksburg, VA  22401

                                             Director of Marketing
                                      Seligman Financial Services, Inc.
                                           As of January 18, 1996

        (1)                                         (2)                                          (3)
Name and Principal                         Positions and Offices                        Positions and Offices
 Business Address                            with Underwriter                              with Registrant
 ----------------                            ----------------                              ---------------
Helen Simon*                                  Vice President, Sales                       None
                                              Administration Manager
Marsha E. Jacoby*                             Vice President, National Accounts           None
William W. Johnson*                           Vice President, Order Desk                  None
James R. Besher                               Regional Vice President                     None
14000 Margaux Lane
Town & Country, MO  63017
Brad Davis                                    Regional Vice President                     None
255 4th Avenue, #2
Kirkland, WA  98033
Andrew Draluck                                Regional Vice President                     None
4215 N. Civic Center
Blvd #273
Scottsdale, AZ 85251
Jonathan Evans                                Regional Vice Pesident                      None
222 Fairmont Way
Ft. Lauderdale, FL  33326
Carla Goehring                                Regional Vice President                     None
11426 Long Pine
Houston, TX  77077
Susan Gutterud                                Regional Vice President                     None
820 Humboldt, #6
Denver, CO  80218
Mark Lien                                     Regional Vice President                     None
5904 Mimosa
Sedalia, MO  65301
Randy D. Lierman                              Regional Vice President                     None
2627 R.D. Mize Road
Independence, MO  64057
Judith L. Lyon                                Regional Vice President                     None
163 Haynes Bridge Road, Ste 205
Alpharetta, CA  30201
David Meyncke                                 Regional Vice President                     None
4718 Orange Grove Way
Palm  Harbor, FL 34684
Herb W. Morgan                                Regional Vice President                     None
11308 Monticook Court
San Diego, CA  92127
Melinda Nawn                                  Regional Vice President                     None
5850 Squire Hill Court
Cincinnati, OH  45241
Robert H. Ruhm                                Regional Vice President                     None
167 Derby Street
Melrose, MA  02176
Diane H. Snowden                              Regional Vice President                     None
11 Thackery Lane
Cherry Hill, NJ  08003

                                      Seligman Financial Services, Inc.
                                           As of January 18, 1996

        (1)                                         (2)                                          (3)
Name and Principal                         Positions and Offices                        Positions and Offices
Business Address                              with Underwriter                            with Registrant
----------------                              ----------------                            ---------------
Bruce Tuckey                                  Regional Vice President                     None
41644 Chathman Drive
Novi, MI  48375
Andrew Veasey                                 Regional Vice President                     None
14 Woodside
Rumson, NJ  07760
Todd Volkman                                  Regional Vice President                     None
4650 Cole Avenue, #216
Dallas, TX 75205
Kelli A. Wirth-Dumser                         Regional Vice President                     None
8618 Hornwood Court
Charlotte, NC  28215
Frank P. Marino*                              Assistant Vice President, Mutual
                                              Fund Product Manager                        None
Frank J. Nasta*                               Secretary                                   Secretary
Aurelia Lacsamana*                            Treasurer                                   None

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.


     (c)   Not Applicable.


Item 30.    Location of Accounts and Records

Custodian:  Investors Fiduciary Trust Company
            127 West 10th Street
            Kansas City, Missouri  64105 and
            Seligman New Jersey Tax-Exempt Fund, Inc.
            100 Park Avenue
            New York, NY  10017


Item 31.    Management  Services  -  Seligman  Data  Corp,   ("SDC"),   the
            Registrant's shareholder service agent, has an agreement with First Data Investor Services Group ("FDISG") pursuant to which FDISG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by SDC, which commenced in July 1990. For the fiscal years ended September 30, 1995, 1994 and 1993, the approximate cost of these services was $9,100, $9,685 and $11,646, respectively.


Item 32. Undertakings - The Registrant undertakes: (1) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of  1933,  and  the
Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 13to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 26th day of January, 1996.

                                       SELIGMAN NEW JERSEY TAX-EXEMPT FUND, INC.


                                       By: /S/ WILLIAM C. MORRIS
                                          -------------------------
                                            William C. Morris, Chairman*


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 26, 1996.


  Signature                                          Title
  ---------                                          -----
 /S/ WILLIAM C. MORRIS
     -------------------------            Chairman of the Board (Principal
     William C. Morris*                   executive officer) and Director


 /S/ BRIAN T. ZINO
     -------------------------            President and Director
     Brian T. Zino


 /S/ THOMAS G. ROSE
     -------------------------            Treasurer (Principal financial and
     Thomas G. Rose                       and accounting officer)



Fred E. Brown, Director          )
John R. Galvin, Director         )
Alice S. Ilchman, Director       )
Frank A. McPherson, Director     )
John E. Merow, Director          )           /s/ BRIAN T. ZINO
Betsy S. Michel, Director        )           --------------------------------
James C. Pitney, Director        )           * Brian T. Zino, Attorney-In-Fact
James Q. Riordan, Director       )
Robert L. Shafer, Director       )
James N. Whitson, Director       )
Brian T. Zino, Director          )